UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                         CNI CHARTER FUNDS(SM) [LOGO OMITTED](R)


                                [GRAPHIC OMITTED]


CNI Charter Funds 2006 Annual Report
September 30, 2006

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

                                  CNI Charter Funds Annual Report

                      2  Letter to Our Shareholders

                      4  Equity Funds Investment Adviser's Report

                      6  Equity Funds Overview

                     10  Fixed Income Funds Investment Adviser's Report

                     12  Fixed Income Funds Overview

                     16  Money Market Funds Investment Adviser's Report

                     17  Schedules of Investments

                     58  Statements of Assets & Liabilities

                     61  Statements of Operations

                     64  Statements of Changes in Net Assets

                     68  Financial Highlights

                     71  Notes to Financial Statements

                     78  Report of Independent Registered Public Accounting Firm

                     79  Board Members and Officers

                     82  Notice to Shareholders

                     83  Disclosure of Fund Expenses

                     85  Approval of Investment Advisory Agreements

================================================================================

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Fund's website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


                           CNI CHARTER FUNDS | PAGE 1
letter to our shareholders

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

This annual report covers the CNI Charter Funds for the fiscal year ended September 30, 2006. On the following pages, you will find the specific details of each Fund's portfolio and investment performance.

Our unique philosophy and disciplined approach to capital market investment continued to show well over the last twelve months. Relatively healthy economic growth and strong corporate earnings, combined with steady and rising inflation during most of this period produced strong returns to financial assets as well as many alternative asset classes, including real estate, commodities, and other real assets. Equity markets continued to surprise on the upside despite growing evidence of a maturing economic recovery and, more recently, an imminent slowdown in economic growth. Fixed income securities generally produced sub-par, single-digit returns as the Federal Reserve ended its monetary tightening program after 17 consecutive rate increases, leaving the Treasury yield curve inverted. By adhering strictly to our fundamental investment strategies we were able to produce highly competitive results in all asset categories within the CNI Charter Funds family.

City National Asset Management, Inc.'s underlying investment philosophy is to pursue the long-term goals and objectives specified for each of the Funds. With an active yet disciplined style, all Funds are managed to achieve competitive rates of return consistent with their respective, prescribed risk parameters. CNI Charter Funds follow a disciplined investment process that begins with a thorough assessment of the macroeconomic environment and the financial markets. Our broad based research process takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. The final step is to construct and continuously monitor precise portfolios that meet the objectives of the specific Funds, without being swayed by short-term trends and fads. This approach continued to serve shareholders well during the maturing phase of this economic cycle encountered in the period ended September 30, 2006.

TWELVE-MONTH MARKET WATCH:
OCTOBER 2005 - SEPTEMBER 2006

Domestic economic growth remained above historical norms for the most part during the past twelve months, although clear, market-related signs of an imminent slowdown were beginning to emerge towards the end of this period. Stronger than expected corporate earnings growth combined with rising short-term interest rates were the primary factors driving the stock and bond markets over the last twelve months. International equities, in particular, showed very attractive returns in U.S. Dollar terms, given the relative weakness in the Dollar during this time.

--------------------------------------------------------------------------------
Twelve-Month                                                    October, 2005 -
Index Watch:                                                    September, 2006

EQUITIES
S&P 500 Stock Index: .............................................       +10.8%
Russell 2000 Value Index: ........................................       +14.0%
MSCI EAFE Index: .................................................       +19.2%

BONDS
Lehman Brothers Gov't/Credit
   Bond Index: ...................................................       + 3.3%
Lehman Brothers Aggregate
   Bond Index: ...................................................       + 3.7%
Lehman Brothers CA
   Intermediate Muni Index: ......................................       + 3.7%
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 2

--------------------------------------------------------------------------------

CNI CHARTER FUND PERFORMANCE AND HIGHLIGHTS

(ALL RETURNS LISTED REFER TO INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continued to provide returns that are competitive in their respective investment arenas.

All four of our equity-oriented funds produced gains over the past twelve months, in keeping with the broader market trends. The LARGE CAP VALUE EQUITY FUND led the pack with a 14.5% return. The TECHNOLOGY GROWTH FUND rose 6.8%, followed closely by the LARGE CAP GROWTH EQUITY FUND, which gained 4.6%. The RCB SMALL CAP VALUE EQUITY FUND eked out a 0.4% return for the same period.

All four CNI Charter Bond Funds also produced solid gains for the period. Once again, the HIGH YIELD BOND FUND led the way with a 6.9% total return. The CALIFORNIA TAX-EXEMPT BOND FUND rose 3.2%, while the CORPORATE BOND FUND returned 3.2% and the GOVERNMENT BOND FUND gained 2.9%.

Lastly, all three of the CNI Charter Money Market Funds produced steady, consistent, and competitive returns. These returns were in line with their respective investment mandates.

Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or the CNI Charter Funds, please call your investment professional or (888) 889-0799.

Thank you for choosing the CNI Charter Funds.

  Sincerely,


  /s/ Richard A. Weiss

  Richard A. Weiss
  PRESIDENT
  CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
*NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             AHA Investment Funds, a series of the CNI Charter Funds
--------------------------------------------------------------------------------

Endorsed by the American Hospital Association, the five AHA Investment Funds encourage healthy behavior by having guidelines that prohibit investment in any tobacco-related securities.

The five AHA Funds in the CNI Charter Fund family are:

      o     AHA Limited Maturity Fixed Income Fund

      o     AHA Full Maturity Fixed Income Fund

      o     AHA Balanced Fund

      o     AHA Diversified Equity Fund

      o     AHA Socially Responsible Equity Fund

These Funds together with the other eleven CNI Charter Funds provide an unwavering commitment to client satisfaction and quality investments that help successful individuals, families and businesses achieve their financial goals.

For more information about the CNI Charter Funds (including the AHA Investment Funds) visit www.cnicharterfunds.com.


                           CNI CHARTER FUNDS | PAGE 3
investment adviser's report

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

EQUITY FUNDS

For the fiscal year ending September 30, 2006, the U.S. equity market, as measured by the S&P 500, returned 10.8%. The majority of the asset appreciation came in the first eight months of the fiscal year, as returns pushed higher into early May 2006. Corporate earnings remained the catalyst as growth rates, although lower than the previous year, continued to come in above expectations. Inflation fears, though, took a toll on the market in the middle of May 2006, as commodity prices continued to rise. The market sold off about 5% from its May highs, reaching its lows in mid June. Federal Reserve Bank ("Fed") Chairman Bernanke's talk in mid July started the recent market upturn on comments regarding the possible end to rising short-term interest rates. After raising the short-term rate to 5.25% in June, the Fed has kept rates stable in the two most recent Fed meetings. In addition to the Fed possibly ending its tightening policy, declines in commodity prices also provided a positive effect to stock prices. By the end of September, stock prices had surpassed their 12 month highs, with the Dow Jones Industrial Average surpassing its all time high.

EQUITY FUND PERFORMANCE

(ALL RETURNS LISTED FOR CNI CHARTER FUNDS REFER TO INSTITUTIONAL CLASS SHARES

      o The LARGE CAP VALUE EQUITY FUND returned 14.5% during the twelve months ending September 30, 2006. The S&P 500/Citigroup Value Index returned 15.4% and the Lipper Large-Cap Value Funds Classification returned 12.0% over the same time period. The telecommunications sector produced the top returns with companies like BellSouth producing a 69.0% return. The announced merger with AT&T (still pending) is expected to bring about improved efficiencies, cost reductions, and higher earnings. In the financial sector, Goldman Sachs gained 40.3% as earnings beat analysts' expectations on higher investment-banking fees. Ryder System, a leader in transportation and supply chain management, returned a positive 53.3%, as growth in its leasing unit continued to push earnings above expectations. Stocks that hurt performance included Intel, down 29.3%, as semiconductor prices declined and the company lost market share to rivals. Qualcomm was also down 22.0% on fears that increased usage of a rival phone technology will hurt their future earnings.

      o The LARGE CAP GROWTH EQUITY FUND returned 4.6% during the twelve months ending September 30, 2006. The S&P 500/Citigroup Growth Index returned 6.4% and the Lipper Large-Cap Growth Funds Classification returned 3.5%, over the same time period. Stocks that helped performance included the T. Rowe Price Group, which was up 25.2%. The asset management company benefit from strong asset flows into their fund complex. Pepsi Bottling Group, the second largest soft-drink distributor, gained 25.9% on increased sales of its "non-soda" products. In the technology sector, Oracle was up 43.1% as software license revenue surged due to recent acquisitions. Detractors from fund performance included Dell, down 33.2%. Dell missed analysts' earnings expectations due to competitive pricing and lost market share within the personal-computer market. Boston Scientific, maker of medical supplies, lost 36.7% due to the market's concern over a recent acquisition and issues regarding product quality.

      o The RCB SMALL CAP VALUE FUND returned 0.4% for the 12 months ending September 30, 2006 as compared with the Russell 2000 Value Index at 14.0%, the Russell 2000 Index at 9.9%, the Russell 2500 Value Index at 11.1%, and the Lipper Small Cap Value Funds Classification at 8.1%. The following text regarding performance has been provided by Reed, Connor & Birdwell, LLC, sub-adviser to the Fund.



                           CNI CHARTER FUNDS | PAGE 4
investment adviser's report

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

          "Over the trailing 12-month period we have grossly erred on the conservative side as far as asset allocation and stock selection while the investing world continued to embrace "risky" assets in the face of what we consider to be the uninspiring valuation of the overall market and mounting external risks. We believe this set of circumstances peaked in the first quarter of 2006 just in time to produce the maximum amount of performance embarrassment. However during the most recent quarter-end, we witnessed a nice rebound in year-to-date performance on an absolute basis and some "modest" make-up in relative performance. After a truly dismal four quarter run of relative performance, we believe we are back on track. Part of it is us; the mathematics of two takeovers of the largest positions in a concentrated portfolio (Advo and Intrawest) combined with a determination to stop making a few hellacious mistakes seemed to have produced the desired results. The other part consists of the small cap market forces which act as a headwind for the Fund. These would include liquidity, the inflows and subsequent outflows generated by exchange traded funds and the sector composition of the indexes. Our 30-odd stock portfolio has historically been able to side-step an index based headwind and we look forward to clawing back performance one stock at a time."

      o The TECHNOLOGY GROWTH FUND returned 6.8% during the twelve months ending September 30, 2006. The Russell 3000 Technology Index returned 6.1% and the Lipper Science & Technology Funds Objective returned 5.1%, over the same time period. Stocks that produced positive returns included Akamai Technologies, up 156.6%. The company exhibited strong earnings growth on increased demand for their software that accelerates the delivery of internet content. Cognizant Technology Solutions gained 58.9% on surging demand for computer consulting services. Apple Computer was up 43.6% on improved sales of their Macintosh personal computers and iPod music players. Stocks that lost ground included Tekelec, down 51.7%. The developer of telecommunication products and services had to restate earnings and take a write-down on a previous acquisition. NAVTEQ, a leading provider of navigation systems, lost 47.7% on declining sales in the automotive industry and delays in new product launches.

STRATEGIC OUTLOOK FOR EQUITY FUNDS

As we look forward, the strength of the economy and its effect on inflation and interest rates is the question of the day. Market strategists are divided. Some see lower rates on slower economic growth. Others see higher rates based on higher inflation and stronger than expected economic growth. At City National Asset Management, Inc., we see growing evidence of a maturing economic recovery and a slowdown in economic growth. Still, most economists are not calling for a recession anytime in the near future. In this environment, as in all market environments, we will continue to apply our disciplined investment approach with the objective of providing superior investment results across the various strategies we manage.

Sincerely,


/s/ Brian L. Garbe

Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 5
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

The Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the market place by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued and whose market valuations compare favorably relative to similar companies.

-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Large Cap Value Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/ Citigroup Value Index, and the Lipper Large Cap Value Funds Classification(1)

[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

LARGE CAP VALUE EQUITY FUND
         CNI Large Cap Value Fund,    CNI Large Cap Value Fund,    S&P 500/Citigroup      Lipper Large Cap
         Institutional Class Shares         Class A Shares             Value Index        Value Funds Index
1/14/00         10,000                        10,000                   10,000                  10,000
9/30/00         10,099                        10,093                    9,871                  10,449
9/30/01          8,446                         8,410                    8,508                   9,641
9/30/02          6,852                         6,814                    6,989                   7,783
9/30/03          8,498                         8,433                    8,579                   9,544
9/30/04         10,147                        10,036                   10,271                  11,137
9/30/05         11,607                        11,455                   11,950                  12,644
9/30/06         13,290                        13,086                   13,796                  14,160

(*) Standard and Poor's has changed the name and the construction methodology of their style indices. The S&P 500/Barra Value Index became the S&P 500/Citigroup Value Index in mid-December 2005. The Large Cap Value Fund will use the new index as a comparative investment benchmark going forward.

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
-------------------------------------------------------------------------------
Institutional Class (1)^    CNLIX      14.50%    16.07%     9.49%        4.33%
-------------------------------------------------------------------------------
Class A (2)                 CVEAX      14.24%    15.78%     9.25%        4.09%+
-------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.

(2) Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                % OF PORTFOLIO
Bank of America                                                            3.6
Citigroup                                                                  3.2
Exxon Mobil                                                                2.7
Wells Fargo                                                                2.5
Verizon Communications                                                     2.4
Hewlett-Packard                                                            2.4
Wachovia                                                                   1.9
Morgan Stanley                                                             1.9
BellSouth                                                                  1.9
American International Group                                               1.8


                           CNI CHARTER FUNDS | PAGE 6
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

The Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth and that possess superior management, strong market position, consistent records of increased earnings and a strong operating and financial position.

-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Large Cap Growth Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/Citigroup Growth Index, and the Lipper Large Cap Growth Funds
Classification(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

LARGE CAP GROWTH EQUITY FUND
      CNI Large Cap Growth Equity Fund,  CNI Large Cap Growth Equity Fund,    S&P 500/Citigroup         Lipper Large Cap
         Institutional Class Shares              Class A Shares                 Growth Index*      Growth Funds Classification
1/14/00        $10,000                               $10,000                       $10,000               $10,000
9/30/00          9,370                                 9,349                         9,763                10,314
9/30/01          6,360                                 6,329                         5,950                 6,080
9/30/02          5,250                                 5,210                         4,538                 4,814
9/30/03          6,380                                 6,320                         5,717                 5,825
9/30/04          6,775                                 6,691                         6,203                 6,259
9/30/05          7,490                                 7,379                         6,709                 7,040
9/30/06          7,834                                 7,715                         7,138                 7,288

(*) Standard and Poor's has changed the name and the construction methodology of their style indices. The S&P 500/Barra Growth Index became the S&P 500/Citigroup Growth Index in mid-December 2005. The Large Cap Growth Fund will use the new index as a comparative investment benchmark going forward.

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
--------------------------------------------------------------------------------
Institutional Class (1)^    CNGIX       4.59%     7.08%     4.25%       (3.57)%
--------------------------------------------------------------------------------
Class A (2)                 CLEAX       4.55%     6.87%     4.03%       (3.79)%+
--------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.

(2) Commenced operations on March 28, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to March 28, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                % OF PORTFOLIO
Exxon Mobil                                                                4.7
Procter & Gamble                                                           3.5
Microsoft                                                                  3.0
General Electric                                                           2.4
Wal-Mart Stores                                                            2.4
Johnson & Johnson                                                          2.4
Amgen                                                                      2.2
PepsiCo                                                                    2.1
Gilead Sciences                                                            1.9
UnitedHealth Group                                                         1.7


                           CNI CHARTER FUNDS | PAGE 7
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

The Fund seeks to provide capital appreciation by investing primarily in smaller U.S. corporations which are considered undervalued.

-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI RCB Small Cap Value Fund, Institutional Class, Class A or Class R Shares, versus the Russell 2500 Value Index, the Russell 2000 Index, the Russell 2000 Value Index, the Lipper Small Cap Value Funds Classification(1), and the Lipper Small Cap Core Funds Classification(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

RCB SMALL CAP VALUE FUND
         CNI RCB
        Small Cap      CNI RCB        CNI RCB
       Value Fund,    Small Cap      Small Cap                                                  Lipper Small     Lipper Small
      Institutional   Value Fund,    Value Fund,   Russell 2000   Russell 2000  Russell 2500   Cap Value Funds   Cap Core Funds
      Class Shares  Class A Shares  Class R Shares    Index       Value Index   Value Index    Classification   Classification
9/30/98 $10,000       $10,000         $ 9,650       $10,000        $10,000       $10,000          $10,000         $10,000
9/30/99  15,120        15,120          14,591        11,907         10,583        10,840           11,193          12,044
9/30/00  16,859        16,859          16,269        14,692         12,209        12,547           13,113          15,646
9/30/01  18,395        18,395          17,751        11,576         12,893        12,863           13,741          14,011
9/30/02  16,353        16,331          15,740        10,499         12,705        12,784           13,694          13,228
9/30/03  23,802        23,714          22,856        14,332         16,728        16,779           17,812          17,376
9/30/04  29,745        29,557          28,485        17,022         21,020        20,899           22,133          20,968
9/30/05  32,681        32,380          31,208        20,077         24,751        25,355           26,216          24,969
9/30/06  32,811        32,435          31,252        22,069         28,219        28,177           28,350          26,854

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
-------------------------------------------------------------------------------
Institutional Class (1)^    RCBIX       0.40%    11.29%    12.27%+      16.01%+
-------------------------------------------------------------------------------
Class A (1)                 RCBAX       0.17%    11.00%    12.01%+      15.85%+
-------------------------------------------------------------------------------
Class R (2)                 RCBSX       0.14%    11.00%    11.98%       15.82%
-------------------------------------------------------------------------------
Class R with load           RCBSX      (3.38)%    9.69%    11.19%       15.31%
-------------------------------------------------------------------------------

(1) Commenced operations on October 3, 2001.

(2) Commenced operations on September 30, 1998.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

  + The performance of the Institutional Class and Class A Shares for the period prior to October 3, 2001 reflect the performance of the Class R Shares of a predecessor mutual fund. The performance of the Class R Shares has not been adjusted to reflect the Rule 12b-1 Fees and expenses applicable to Institutional and Class A Shares. Fees for the Institutional Class Shares are lower than the fees for the Class R Shares; correspondingly, performance would have been higher than that shown.

Top Ten Holdings*

                                                                % OF PORTFOLIO
Lodgenet Entertainment                                                     7.3
Alleghany                                                                  5.1
Smart & Final                                                              4.8
White Mountains Insurance Group                                            4.4
USI Holdings                                                               4.4
Ralcorp Holdings                                                           4.3
Annaly Mortgage Management                                                 4.3
Montpelier Re Holdings                                                     4.3
Conseco                                                                    4.2
Jacuzzi Brands                                                             4.1

*Excludes Repurchase Agreement


                           CNI CHARTER FUNDS | PAGE 8
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

The Fund seeks to provide long-term capital appreciation by investing in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth and that are engaged in the production, distribution and development of products or services based on technology and should benefit significantly from advances or improvements in technology.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Technology Growth Fund, Institutional Class or Class A Shares, versus the Russell 3000 Technology Index, and the Lipper Science & Technology Funds Objective(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

TECHNOLOGY GROWTH FUND
               CNI Technology              CNI Technology                                  Lipper Science
                 Growth Fund                 Growth Fund              Russell 3000          & Technology
         Institutional Class Shares        Class A Shares           Technology Index       Funds Objective
10/03/00       $10,000                       $10,000                  $10,000                 $10,000
9/30/01          3,544                         3,463                    3,608                   3,494
9/30/02          2,262                         2,201                    2,449                   2,308
9/30/03          3,504                         3,405                    3,953                   3,819
9/30/04          3,464                         3,346                    3,951                   3,871
9/30/05          4,044                         3,894                    4,560                   4,565
9/30/06          4,318                         4,139                    4,839                   4,796

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
-------------------------------------------------------------------------------
Institutional Class (1)^    CTEIX       6.77%     7.22%     4.03%      (13.08)%
-------------------------------------------------------------------------------
Class A (2)                 CTGAX       6.30%     6.73%     3.63%      (13.80)%
-------------------------------------------------------------------------------

(1) Commenced operations on October 3, 2000.

(2) Commenced operations on October 23, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings

                                                                % OF PORTFOLIO
Microsoft                                                                  8.0
Hewlett-Packard                                                            5.2
IBM                                                                        4.3
Cisco Systems                                                              4.0
Intel                                                                      3.8
Texas Instruments                                                          3.6
Qualcomm                                                                   3.5
Oracle                                                                     3.1
Apple Computer                                                             2.9
Symantec                                                                   2.6


                           CNI CHARTER FUNDS | PAGE 9
investment adviser's report

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The bond market is more focused on an economic slowdown at the end of the fiscal year ending September 30, 2006. The Federal Reserve Bank ("Fed") has been on hold for the last three Federal Open Market Committee (FOMC) meetings due to the weaker economic news and slightly tamer inflationary reports. During this fiscal period, the Fed raised rates six times and is now on hold at a 5.25% Fed Funds rate.

During the fiscal year, City National Asset Management, Inc. altered its maturity posture to its investment grade bond funds from a slightly defensive position to a neutral stance versus our comparative benchmarks. This strategy shift comes after rates have been increasing for several quarters. The yield curve remains quite flat or inverted as investors debate how long the Fed will remain on hold. Looking ahead, we are focused more on "horizon return" than yield to maturity. If the Fed reverses course and starts lowering interest rates to counter a weak economy in the future, the biggest risk to the bond investors, in our opinion, would be re-investment risk. So even if there is little yield to be garnered by extending out maturities at this juncture, we are keeping an eye on our maturity posture and might move it from a neutral maturity stance to an aggressive maturity stance versus our comparative benchmarks in order to lock in these higher rates for an extended period of time.

BOND FUND PERFORMANCE

(ALL RETURNS LISTED FOR CNI CHARTER FUNDS REFER TO INSTITUTIONAL CLASS SHARES)

      o The CORPORATE BOND FUND produced a total return of 3.2% for the last 12 months. For the same period, the Lehman Intermediate U.S. Corporate Index 3.6%. The corporate bond universe is heavily weighted in lower quality (Baa) rated securities that did reasonably well during this recent period and yield spreads for corporate bonds versus Treasuries remained tight. This Fund continued to retain a higher quality profile than the Index and thus did not capture all of the performance garnered by the lower quality bonds. The Fund's performance compares favorably with its peer group where the Lipper Short/Intermediate Investment Grade Objective was up 3.1%.

      o The GOVERNMENT BOND FUND produced a total return of 2.9% for the last 12 months. For the same period, the Lehman Intermediate U.S. Government Bond Index returned 3.5%. Our defensive maturity posture for the Fund worked for most of the period but underperformed after rates peaked in June 2006. Since that time, we have extended our average maturity in the Fund to capture the higher yields and position the Fund for appreciation potential if rates decline. The Fund performance relative to the peer group is tracking closely as measured by the Lipper Short Intermediate U.S. Government Objective return of 3.0%.

      o The CALIFORNIA TAX EXEMPT BOND FUND produced a total return of 3.2% for the last 12 months. For the same period, the Lehman CA Intermediate-Short Municipal Bond Index returned 3.2%. The Fund's strategy tracked close to the benchmark but trailed slightly as we extended our average maturity to lock in the higher yields during the mid-summer. The Fund's performance compares favorably with its peer group where the Lipper California Short/Intermediate Municipal Debt Objective returned 3.0%.

      o The HIGH YIELD BOND FUND produced a total return of 6.9% for the last 12 months. For the same period, the Citigroup High Yield Market Index returned 7.4%. Absolute performance remained strong for this sector even though the economy showed signs of a slowdown. The Fund trailed the Index slightly due its underweight in the lowest quality of bonds within the Index. The Fund's relative performance vis-a-vis its peer group remained positively competitive where the Lipper High Current Yield Bond Funds Objective returned 6.7%.


                           CNI CHARTER FUNDS | PAGE 10
investment adviser's report

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

STRATEGIC OUTLOOK FOR BOND FUNDS

With economic news all focused on an economic slowdown, many observers expect the Fed to pause indefinitely in its rate hike campaign or even reverse course in the quarters leading into 2007 if a problem develops in the economy. If so, the biggest risk for the typical bond investor or Fund in the coming quarters is "reinvestment risk" -- the possibility that funds reinvested as bonds mature may be at lower rates. With that said, we are positioned for stable rates in the near-term as evidenced by our neutral maturity stance versus the benchmarks. We are poised to extend maturities on major market sell-offs or if we see significant economic weakness coupled with a decline in inflationary measures. We continue to monitor these and other factors in order to add value to our actively managed bond funds in all interest rate environments.

Sincerely,


/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 11
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CORPORATE BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing in a diversified portfolio of investment grade fixed income securities, primarily corporate bonds issued by domestic and international companies denominated in U.S. dollars.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Corporate Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate Corporate Index, and Lipper Short/Intermediate Investment Grade Debt Objective(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

CORPORATE BOND FUND
               CNI Corporate               CNI Corporate                 Lehman             Lipper Short/
                  Bond Fund                   Bond Fund               Intermediate     Intermediate Investment
         Institutional Class Shares        Class A Shares            Corporate Index    Grade Debt Objective
1/14/00           $10,000                    $10,000                    $10,000                $10,000
9/30/00            10,577                     10,592                     10,644                 10,569
9/30/01            11,861                     11,871                     11,992                 11,750
9/30/02            12,580                     12,547                     12,852                 12,392
9/30/03            13,428                     13,359                     14,129                 12,997
9/30/04            13,717                     13,624                     14,686                 13,266
9/30/05            13,890                     13,748                     14,946                 13,427
9/30/06            14,333                     14,151                     15,479                 13,838

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
-------------------------------------------------------------------------------
Institutional Class (1)^    CNCIX       3.19%     2.20%     3.86%        5.51%
-------------------------------------------------------------------------------
Class A (2)                 CCBAX       2.93%     1.94%     3.58%        5.31%+
-------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.

(2) Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                                % OF PORTFOLIO
General Electric Capital,
  Ser A, MTN
  6.000%, 6/15/12                                                          2.7
Giro Balanced Funding
  5.270%, 10/05/06                                                         2.6
FNMA CMO,
  Ser 2002-56, Cl MC
  5.500%, 09/25/07                                                         2.3
FHLMC, Ser R004, Cl Al
  5.125%, 12/15/13                                                         2.2
Union Planters Bank
  5.125%, 06/15/07                                                         2.1
Lehman Brothers Holdings
  8.250%, 06/15/07                                                         2.0
Walt Disney
  5.700%, 07/15/11                                                         2.0
National Rural Utilities,
  Ser C, MTN
  7.250%, 03/01/12                                                         1.9
AXA Financial
  7.750%, 08/01/10                                                         1.9
U.S. Treasury Inflation Index Note
  2.000%, 01/15/14                                                         1.9

* Excludes Cash Equivalents


                           CNI CHARTER FUNDS | PAGE 12
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing primarily in U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Government Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate U.S. Government Bond Index, and the Lipper Short/Intermediate U.S. Government Objective(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

GOVERNMENT BOND FUND
               CNI Government              CNI Government          Lehman Intermediate      Lipper Short/
                  Bond Fund                   Bond Fund              U.S. Government        Intermediate
         Institutional Class Shares        Class A Shares              Bond Index     U.S. Government Objective
1/14/00        $10,000                       $10,000                   $10,000                 $10,000
9/30/00         10,564                        10,535                    10,659                  10,539
9/30/01         11,796                        11,720                    12,031                  11,721
9/30/02         12,685                        12,596                    13,045                  12,506
9/30/03         13,024                        12,937                    13,502                  12,828
9/30/04         13,130                        13,009                    13,760                  12,994
9/30/05         13,316                        13,159                    13,940                  13,114
9/30/06         13,701                        13,505                    14,432                  13,501

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
-------------------------------------------------------------------------------
Institutional Class (1)^    CNBIX       2.89%     1.70%     3.04%        4.80%
-------------------------------------------------------------------------------
Class A (2)                 CGBAX       2.63%     1.44%     2.88%        4.58%+
-------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.

(2) Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                % OF PORTFOLIO
FNMA
  7.125%, 06/15/10                                                        11.6
FNMA
  5.500%, 03/15/11                                                         7.1
FNMA
  5.000%, 01/23/09                                                         6.7
FNMA
  5.010%, 11/10/10                                                         6.7
FHLB
  6.200%, 03/22/21                                                         5.4
FNMA
  5.000%, 07/25/08                                                         5.4
FHLMC REMIC,
  Ser R009, Cl AK
  5.750%, 12/15/18                                                         5.3
FHLB
  4.375%, 09/17/10                                                         5.3
FHLMC, Ser R004, Cl Al
  5.125%, 12/15/13                                                         5.2
FHLMC, Ser R003, Cl AG
  5.125%, 10/15/15                                                         5.0


                           CNI CHARTER FUNDS | PAGE 13
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

The Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in investment grade California municipal bonds and notes.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI California Tax Exempt Bond Fund, Institutional Class or Class A Shares, versus the Lehman CA Intermediate-Short Municipal Index, and the Lipper CA Short/Intermediate Municipal Debt Objective(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

CALIFORNIA TAX EXEMPT BOND FUND
               CNI California              CNI California               Lehman CA         Lipper CA Short/
            Tax-Exempt Bond Fund,      Tax-Exempt Bond Fund,        Intermediate-Short      Intermediate
          Institutional Class Shares       Class A Shares            Municipal Index   Municipal Debt Objective
1/14/00        $10,000                       $10,000                  $10,000                 $10,000
9/30/00         10,545                        10,532                   10,545                  10,460
9/30/01         11,305                        11,278                   11,403                  11,165
9/30/02         12,162                        12,112                   12,272                  11,850
9/30/03         12,482                        12,399                   12,633                  12,104
9/30/04         12,731                        12,627                   12,999                  12,287
9/30/05         12,941                        12,803                   13,250                  12,632
9/30/06         13,353                        13,163                   13,677                  13,011

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
-------------------------------------------------------------------------------
Institutional Class (1)^    CNTIX       3.18%     2.28%     3.39%        4.40%
-------------------------------------------------------------------------------
Class A (2)                 CCTEX       2.81%     2.01%     3.14%        4.18%+
-------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.

(2) Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                % OF PORTFOLIO
San Diego, Unified School District,
  Election 1998 Project,
  Ser B-1, GO, MBIA
  5.000%, 07/01/17                                                         4.1
Escondido, Union School District,
  Refunding & Financing Project,
  COP, MBIA
  4.750%, 07/01/19                                                         2.9
California State, Public Works
  Board Lease, Department of
  Corrections-State Prisons Project,
  Ser A, RB, AMBAC
  5.250%, 12/01/13                                                         2.4
New York State, Ser E, RB
  6.000%, 04/01/14                                                         2.1
San Bernardino, Community
  College District, Election 2002
  Project, Ser B, GO, MBIA
  5.250%, 08/01/14                                                         2.1
Sanger, Unified School District,
  Election 2006 Project,
  Ser A, GO, FSA
  5.000%, 08/01/18                                                         2.1
Arizona State, Transportation
  Board, GAN, Ser A, RB
  5.000%, 07/01/13                                                         2.0
San Diego County, Edgemoor &
  Regional Systems Projects,
  COP, AMBAC
  5.000%, 02/01/18                                                         2.0
Los Angeles, Water & Power
  Authority, Power Systems Project,
  Ser A, RB
  5.000%, 07/01/08                                                         1.9
Oakland, Redevelopment Agency,
  Central District Redevelopment
  Project, TA, AMBAC
  5.500%, 02/01/14                                                         1.9


                           CNI CHARTER FUNDS | PAGE 14
fund overview

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

The Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund may also invest in fixed income securities rated below investment grade issued by governments and agencies, both U.S. and foreign, and in equity securities. The Fund seeks to invest in securities that offer a high current yield as well as total return potential and diversifies across issuers, industries and sectors to control risks.

-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI High Yield Bond Fund, Institutional Class or Class A Shares, versus the Citigroup High Yield Market Index and the Lipper High Current Yield Bond Funds Objective(1)


[LINE GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

HIGH YIELD BOND FUND
               CNI High Yield              CNI High Yield              Citigroup        Lipper High Current
                 Bond Fund,                  Bond Fund,                High Yield            Yield Bond
         Institutional Class Shares         Class A Shares            Market Index        Funds Objective
1/14/00          $10,000                       $10,000                  $10,000                $10,000
9/30/00           10,420                        10,394                    9,974                  9,882
9/30/01           10,165                        10,109                    9,373                  9,058
9/30/02           10,653                        10,563                    9,059                  8,900
9/30/03           12,757                        12,611                   12,073                 11,142
9/30/04           14,348                        14,142                   13,586                 12,401
9/30/05           15,044                        14,784                   14,468                 13,155
9/30/06           16,082                        15,757                   15,536                 14,035

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
                            Ticker    1-Year    3-Year    5-Year     Inception
Shares                      Symbol    Return    Return    Return      to Date
------------------------------------------------------------------------------
Institutional Class (1)^    CHYIX       6.90%     8.03%     9.61%        7.33%
------------------------------------------------------------------------------
Class A (1)                 CHBAX       6.58%     7.70%     9.28%        7.01%
------------------------------------------------------------------------------

(1) Commenced operations on January 14, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings*

                                                                % OF PORTFOLIO
GMAC
  6.750%, 12/01/14                                                         1.6
General Motors
  7.125%, 07/15/13                                                         1.6
Qwest
  7.625%, 06/15/15                                                         1.4
Charter Communications Holdings
  10.250%, 09/15/10                                                        1.0
Smithfield Foods, Ser B
  8.000%, 10/15/09                                                         0.9
Ford Motor Credit
  7.375%, 02/01/11                                                         0.8
AES
  9.000%, 05/15/15                                                         0.8
Whiting Petroleum
  7.000%, 02/01/14                                                         0.7
Pogo Producing
  6.875%, 10/01/17                                                         0.7
El Paso
  7.000%, 05/15/11                                                         0.7

* Excludes cash equivalents


                           CNI CHARTER FUNDS | PAGE 15
investment adviser's report

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

MONEY MARKET FUNDS

The money market environment continued to change for most of this fiscal year ending September 30, 2006. The Federal Reserve Bank ("Fed") raised rates six times this period and has since been in a holding pattern for three consecutive meetings. Fed Funds target rate has been at 5.25% for over a quarter now and it seems poised to stay there for the remainder of 2006. Fed policy makers have been on a holding pattern as they weigh the mixed data on the economy. Inflation or core inflation remains at high levels, but the Fed is counting on the drop in oil prices and a slowdown in housing to help on this front. This of course remains to be seen. Until then, market participants are "data dependent" as we try to predict how long the Fed remains on hold and if the next move is up (because of high inflation) or down (because of a dramatic slowdown in economic growth coupled with declining inflation.) The CNI Charter Money Market Funds are enjoying higher yields after the Fed has moved short-term rates upward 17 times these past few years. We will maintain a conservative maturity posture until such a time we fear the Fed will reverse course and start cutting rates.

The PRIME MONEY MARKET FUND continued to emphasize quality and liquidity in these uncertain times. With interest rates peaking above the 5.25% level in recent months -- higher than it's been in years, the average days to maturity have remained relatively short. This maturity allocation positions the Fund to perform competitively as 2007 approaches. The Fund has focused primarily on high-grade short-term commercial paper and corporate securities as well as government agency notes on the longer-end of the money market maturity spectrum.

The GOVERNMENT MONEY MARKET FUND continued to be well-positioned from both a sector as well as maturity perspective. The maturity profile has incorporated a modified barbell strategy for most of the past fiscal year. This strategy has been beneficial over the past year as short rates have risen. This should also position the Fund to add value as short maturities continue to rise in 2006. The Fund's yield continued to be enhanced by the concentration of Government Agency securities over Treasury instruments.

Our objective for the CALIFORNIA TAX EXEMPT MONEY MARKET FUND has always been safety and liquidity. Over the past fiscal year, prior historic budgetary challenges in California have given way to an improving credit profile for the state. Our stringent credit research effort remains the cornerstone to managing the Fund in the never-ending political/economic backdrop of Sacramento. The average days to maturity remains relatively short and our credit quality profile remains very high.

STRATEGIC OUTLOOK

Our outlook continues to be favorable for money market investments. Short-term rates will likely peak around these levels and move lower as we enter 2007. While a slowing economy is often synonymous with declining interest rates, many are uncertain of the Fed's next move due to the current high level of core inflation. Either way, we are near the peak of short-term rates and will extend out if the Fed changes its posture to one of easing. With the inverted yield curve in securities maturing under one year we maintain a shorter maturity stance for the CNI Charter Money Market Funds until the Fed changes its monetary policy. City National Asset Management, Inc. is monitoring the market very closely and will be proactive so as to take advantage of market opportunities.

Sincerely,


/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 16
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

32.6%  Financials
14.2%  Industrials
 8.9%  Consumer Discretionary
 8.7%  Information Technology
 7.9%  Energy
 6.6%  Telecommunications
 5.9%  Utilities
 4.8%  Consumer Staples
 4.6%  Materials
 4.2%  Healthcare
 1.6%  Short-Term Investments

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.4%]
   AEROSPACE & DEFENSE [5.1%]
   Goodrich                                                16,400   $       665
   Honeywell International                                 21,200           867
   Lockheed Martin                                          9,800           843
   Northrop Grumman                                        17,000         1,157
   Raytheon                                                15,200           730
   United Technologies                                     17,500         1,109
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              5,371
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.7%]
   FedEx                                                    6,800           739
   =============================================================================

   AUTO COMPONENTS [0.5%]
   Johnson Controls                                         6,800           488
   =============================================================================

   BEVERAGES [2.1%]
   Coca-Cola                                               27,100         1,211
   Coca-Cola Enterprises                                   32,100           669
   Molson Coors Brewing, Cl B                               4,500           310
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        2,190
   =============================================================================

   CAPITAL MARKETS [6.5%]
   Bank of New York                                        11,600           409
   Goldman Sachs Group                                     11,200         1,895
   Lehman Brothers Holdings                                15,000         1,108
   Merrill Lynch                                           15,400         1,205
   Morgan Stanley                                          27,000         1,968
   State Street                                             5,200           324
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  6,909
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   CHEMICAL [2.6%]
   Dow Chemical                                            36,000   $     1,404
   PPG Industries                                          14,000           939
   Rohm & Haas                                              8,600           407
   -----------------------------------------------------------------------------

   TOTAL CHEMICAL                                                         2,750
   =============================================================================

   COMMERCIAL BANKS [7.7%]
   Keycorp                                                 10,400           389
   National City                                           16,100           589
   PNC Financial Services Group                             6,800           493
   SunTrust Banks                                           6,300           487
   US Bancorp                                              48,000         1,594
   Wachovia                                                35,700         1,992
   Wells Fargo                                             73,460         2,658
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                 8,202
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [0.4%]
   Waste Management                                        11,600           425
   =============================================================================

   COMMUNICATIONS EQUIPMENT [2.6%]
   Motorola                                                64,300         1,607
   Nokia, ADR                                              27,000           532
   Qualcomm                                                 9,800           356
   Tellabs*                                                23,800           261
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT                                         2,756
   =============================================================================

   COMPUTERS & PERIPHERALS [3.5%]
   Apple Computer*                                          7,300           562
   Hewlett-Packard                                         68,700         2,521
   IBM                                                      7,900           647
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          3,730
   =============================================================================

   CONSUMER FINANCE [0.6%]
   Capital One Financial                                    8,300           653
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [7.4%]
   Bank of America                                         70,396         3,771
   CIT Group                                               14,500           705
   Citigroup                                               67,786         3,367
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   7,843
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   DIVERSIFIED TELECOMMUNICATION SERVICES [5.7%]
   AT&T                                                    47,300   $     1,540
   BellSouth                                               45,900         1,962
   Verizon Communications                                  68,009         2,525
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                             6,027
   =============================================================================

   ELECTRIC UTILITIES [3.1%]
   Edison International                                    13,900           579
   Entergy                                                  3,500           274
   FirstEnergy                                             15,700           877
   FPL Group                                               17,300           778
   PPL                                                     22,700           747
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               3,255
   =============================================================================

   FOOD & STAPLES RETAILING [1.6%]
   Costco Wholesale                                        16,200           805
   Kroger                                                  19,300           447
   Safeway                                                 16,000           485
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         1,737
   =============================================================================

   FOOD PRODUCTS [0.6%]
   Archer-Daniels-Midland                                   8,400           318
   Tyson Foods                                             22,000           350
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                      668
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.3%]
   Aetna                                                   22,100           874
   Cigna                                                    4,500           524
   Health Management
     Associates, Cl A                                      27,000           564
   McKesson                                                 9,200           485
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,447
   =============================================================================

   HOUSEHOLD DURABLES [0.7%]
   Newell Rubbermaid                                       11,800           334
   Whirlpool                                                5,200           438
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD DURABLES                                                 772
   =============================================================================

   INDEPEDENT POWER PRODUCER/
     ENERGY TRADER [0.8%]
   Constellation Energy Group                              13,400           793
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES [3.4%]
   General Electric                                        52,500   $     1,853
   Tyco International                                      61,600         1,724
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         3,577
   =============================================================================

   INSURANCE [8.2%]
   ACE                                                     17,800           974
   Aflac                                                   18,800           860
   American International Group                            29,100         1,928
   Chubb                                                   16,600           863
   Hartford Financial Services
     Group                                                 12,300         1,067
   Metlife                                                 17,100           969
   Prudential Financial                                     9,700           740
   St Paul Travelers                                       27,000         1,266
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        8,667
   =============================================================================

   IT SERVICES [1.1%]
   Electronic Data Systems                                 39,900           978
   First Data                                               5,500           231
   -----------------------------------------------------------------------------

   TOTAL IT SERVICES                                                      1,209
   =============================================================================

   LEISURE EQUIPMENT & PRODUCTS [0.4%]
   Mattel                                                  18,500           364
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [0.4%]
   PerkinElmer                                             23,700           449
   =============================================================================

   MACHINERY [2.2%]
   Caterpillar                                             14,300           941
   Danaher                                                  7,000           481
   Deere                                                    7,400           621
   Illinois Tool Works                                      7,000           314
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        2,357
   =============================================================================

   MEDIA [4.9%]
   CBS, Cl B                                               25,750           725
   Comcast, Cl A*                                          34,800         1,282
   News Corp., Cl A                                        25,000           491
   Time Warner                                             65,300         1,191
   Walt Disney                                             47,900         1,481
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            5,170
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   METALS & MINING [1.2%]
   Alcoa                                                   31,300   $       878
   Phelps Dodge                                             5,200           440
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                  1,318
   =============================================================================

   MULTI-UTILITIES & UNREGULATED POWER [2.0%]
   Dominion Resources                                      11,700           895
   PG&E                                                    19,600           816
   Sempra Energy                                            8,600           432
   -----------------------------------------------------------------------------

   TOTAL MULTI-UTILITIES & UNREGULATED POWER                              2,143
   =============================================================================

   MULTILINE RETAIL [1.5%]
   Federated Department Stores                             23,400         1,011
   JC Penney                                                8,000           547
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                 1,558
   =============================================================================

   OFFICE ELECTRONICS [0.6%]
   Xerox*                                                  43,500           677
   =============================================================================

   OIL & GAS [7.9%]
   Chevron                                                 23,040         1,494
   ConocoPhillips                                          28,380         1,690
   Exxon Mobil                                             42,100         2,825
   Hess                                                     7,800           323
   Marathon Oil                                            14,800         1,138
   Occidental Petroleum                                    18,400           885
   -----------------------------------------------------------------------------

   TOTAL OIL & GAS                                                        8,355
   =============================================================================

   PAPER & FOREST PRODUCTS [0.8%]
   International Paper                                     24,500           848
   =============================================================================

   PERSONAL PRODUCTS [0.5%]
   Alberto-Culver                                          10,500           531
   =============================================================================

   PHARMACEUTICALS [1.4%]
   Abbott Laboratories                                     16,000           777
   Bristol-Myers Squibb                                    29,400           733
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  1,510
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   ROAD & RAIL [2.4%]
   Avis Budget Group*                                       2,330   $        43
   CSX                                                     31,400         1,031
   Norfolk Southern                                        17,800           784
   Ryder System                                             9,300           481
   Union Pacific                                            2,800           246
   -----------------------------------------------------------------------------

   TOTAL ROAD & RAIL                                                      2,585
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT [0.8%]
   Freescale Semiconductor*                                13,000           494
   Texas Instruments                                       11,000           366
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT                                                              860
   =============================================================================

   SPECIALTY RETAIL [1.1%]
   Gap                                                     41,000           777
   Officemax                                                8,500           346
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,123
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [2.1%]
   Fannie Mae                                              19,900         1,113
   Washington Mutual                                       26,200         1,139
   -----------------------------------------------------------------------------

   TOTAL THRIFTS & MORTGAGE FINANCE                                       2,252
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [1.0%]
   Alltel                                                  10,600           588
   Sprint-Nextel                                           24,300           417
   -----------------------------------------------------------------------------

   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,005
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $87,095)                                                 104,313
       =========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [1.6%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.22%**                                      1,714,571   $     1,715
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.33%**                                         10,815            11
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $1,726)                                                    1,726
       =========================================================================

       TOTAL INVESTMENTS [100.0%]
         (Cost $88,821)                                                 106,039
       =========================================================================

       OTHER ASSETS AND LIABILITIES [0.0%]                                   11
       =========================================================================

   NET ASSETS -- 100.0%                                             $   106,050
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

21.6%  Information Technology
21.2%  Healthcare
14.3%  Consumer Staples
11.1%  Consumer Discretionary
10.9%  Financials
10.4%  Energy
 7.2%  Industrials
 1.5%  Short-Term Investments
 0.9%  Materials
 0.7%  Utilities
 0.2%  Telecommunications

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.1%]
   AEROSPACE & DEFENSE [0.4%]
   L-3 Communications Holdings                              2,500   $       196
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.9%]
   United Parcel Service, Cl B                              5,700           410
   =============================================================================

   BEVERAGES [3.4%]
   Coca-Cola                                                9,800           438
   Pepsi Bottling Group                                     5,700           202
   PepsiCo                                                 14,500           946
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        1,586
   =============================================================================

   BIOTECHNOLOGY [5.1%]
   Amgen*                                                  14,300         1,023
   Genzyme-General Division*                                6,500           439
   Gilead Sciences*                                        12,700           872
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                    2,334
   =============================================================================

   CAPITAL MARKETS [4.1%]
   Franklin Resources                                       2,100           222
   Goldman Sachs Group                                      2,600           440
   Lehman Brothers Holdings                                 4,800           355
   Merrill Lynch                                            2,600           203
   State Street                                             5,400           337
   T Rowe Price Group                                       7,000           335
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  1,892
   =============================================================================

   COMMERCIAL BANKS [0.5%]
   Synovus Financial                                        8,300           244
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES [1.4%]
   Equifax                                                  7,000   $       257
   Robert Half International                                5,200           176
   RR Donnelley & Sons                                      6,300           208
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     641
   =============================================================================

   COMMUNICATIONS EQUIPMENT [3.3%]
   Cisco Systems*                                          29,250           673
   Corning*                                                 9,500           232
   Qualcomm                                                17,000           618
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT                                         1,523
   =============================================================================

   COMPUTERS & PERIPHERALS [3.8%]
   Apple Computer*                                          8,100           624
   Dell*                                                   17,165           392
   IBM                                                      9,000           737
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          1,753
   =============================================================================

   CONSUMER FINANCE [1.6%]
   Capital One Financial                                    5,200           409
   SLM                                                      6,400           333
   -----------------------------------------------------------------------------

   TOTAL CONSUMER FINANCE                                                   742
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [0.3%]
   Chicago Mercantile Exchange
     Holdings                                                 250           120
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [3.5%]
   BJ Services                                             14,100           425
   Nabors Industries*                                      12,200           363
   Schlumberger                                             7,800           484
   Transocean*                                              4,900           358
   -----------------------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                                      1,630
   =============================================================================

   FOOD & STAPLES RETAILING [3.5%]
   Sysco                                                   16,100           538
   Wal-Mart Stores                                         21,975         1,084
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         1,622
   =============================================================================

   FOOD PRODUCTS [1.2%]
   General Mills                                            4,300           243
   Kellogg                                                  6,200           307
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                      550
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   HEALTH CARE EQUIPMENT & SUPPLIES [3.8%]
   Bard (C.R.)                                              3,200   $       240
   Biomet                                                  10,900           351
   Boston Scientific*                                       8,400           124
   Stryker                                                 12,800           635
   Zimmer Holdings*                                         6,200           419
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,769
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [4.5%]
   Caremark Rx                                             12,900           731
   Coventry Health Care*                                    4,200           217
   Quest Diagnostics                                        5,400           330
   UnitedHealth Group                                      15,800           777
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,055
   =============================================================================

   HEALTH CARE TECHNOLOGY [0.4%]
   IMS Health                                               7,500           200
   =============================================================================

   HOTELS, RESTAURANTS & LEISURE [2.3%]
   Carnival                                                 6,600           310
   Starbucks*                                               9,500           324
   Wyndham Worldwide*                                       1,660            46
   Yum! Brands                                              7,400           385
   -----------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                                    1,065
   =============================================================================

   HOUSEHOLD DURABLES [0.4%]
   Harman International Industries                          2,200           184
   =============================================================================

   HOUSEHOLD PRODUCTS [5.5%]
   Colgate-Palmolive                                       10,100           628
   Procter & Gamble                                        26,302         1,630
   Clorox                                                   4,400           277
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                                               2,535
   =============================================================================

   INDEPENDENT POWER PRODUCER/
     ENERGY TRADER [0.7%]
   TXU                                                      5,200           325
   =============================================================================

   INDUSTRIAL CONGLOMERATES [3.3%]
   3M                                                       6,000           446
   General Electric                                        31,075         1,097
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         1,543
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   INSURANCE [2.7%]
   Aflac                                                    6,600   $       302
   American International Group                            11,500           762
   Progressive                                              8,000           196
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        1,260
   =============================================================================

   INTERNET SOFTWARE & SERVICES [2.9%]
   eBay*                                                   26,800           760
   Yahoo!*                                                 22,500           569
   -----------------------------------------------------------------------------

   TOTAL INTERNET SOFTWARE & SERVICES                                     1,329
   =============================================================================

   IT SERVICES [1.0%]
   First Data                                               7,100           298
   Paychex                                                  4,800           177
   -----------------------------------------------------------------------------

   TOTAL IT SERVICES                                                        475
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [0.6%]
   Thermo Electron*                                         7,100           279
   =============================================================================

   MACHINERY [1.1%]
   Danaher                                                  7,600           522
   =============================================================================

   MEDIA [1.9%]
   Comcast*                                                 8,100           299
   McGraw-Hill                                              5,400           313
   Time Warner                                             13,100           239
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                              851
   =============================================================================

   METALS & MINING [0.9%]
   Goldcorp                                                 9,000           212
   Nucor                                                    4,200           208
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    420
   =============================================================================

   MULTILINE RETAIL [1.8%]
   Sears Holdings*                                          2,700           427
   Target                                                   7,500           414
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                   841
   =============================================================================

   OIL & GAS [6.8%]
   Chevron                                                  3,800           247
   Exxon Mobil                                             32,000         2,147
   Sunoco                                                   4,200           261
   XTO Energy                                              11,300           476
   -----------------------------------------------------------------------------

   TOTAL OIL & GAS                                                        3,131
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   PERSONAL PRODUCTS [0.6%]
   Avon Products                                            8,600   $       264
   =============================================================================

   PHARMACEUTICALS [6.8%]
   Abbott Laboratories                                      4,795           233
   Allergan                                                 3,700           417
   Forest Laboratories*                                     7,700           390
   Johnson & Johnson                                       16,664         1,082
   Schering-Plough                                         14,000           309
   Wyeth                                                   13,850           704
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  3,135
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.9%]
   Simon Property Group                                     4,700           426
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.1%]
   Realogy*                                                 2,075            47
   =============================================================================

   ROAD & RAIL [0.0%]
   Avis Budget Group*                                         830            15
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT [3.4%]
   Broadcom, Cl A*                                         11,850           360
   Intel                                                   12,350           254
   Linear Technology                                       11,700           364
   Texas Instruments                                       17,800           592
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         1,570
   =============================================================================

   SOFTWARE [7.1%]
   Autodesk*                                                9,800           341
   Citrix Systems*                                          7,100           257
   Electronic Arts*                                         3,600           200
   Microsoft                                               49,830         1,362
   Oracle*                                                 22,500           399
   Symantec*                                               34,400           732
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         3,291
   =============================================================================

   SPECIALTY RETAIL [3.4%]
   Best Buy                                                 3,500           187
   Home Depot                                              18,300           664
   Lowe's                                                  17,600           494
   TJX                                                      8,600           241
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,586
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   TEXTILES, APPAREL & LUXURY GOODS [1.3%]
   Coach*                                                  17,300   $       595
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [0.7%]
   Countrywide Financial                                    8,600           301
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [0.2%]
   Sprint-Nextel                                            4,309            74
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $41,212)                                                  45,331
       =========================================================================

CASH EQUIVALENTS [1.5%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.22%**                                        656,508           657
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.33%**                                         25,272            25
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $682)                                                        682
       =========================================================================

       TOTAL INVESTMENTS [99.6%]
         (Cost $41,894)                                                  46,013
       =========================================================================

       OTHER ASSETS AND LIABILITIES [ 0.4%]                                 192
       =========================================================================

   NET ASSETS -- 100.0%                                             $    46,205
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

34.2%  Financials
23.3%  Consumer Discretionary
13.4%  Industrials
12.2%  Consumer Staples
 4.9%  Energy
 4.4%  Short-Term Investment
 3.6%  Utilities
 2.4%  Materials
 1.6%  Information Technology

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK+ [92.7%]
   BROADCASTING & CABLE [6.5%]
   Cox Radio*                                             161,250   $     2,475
   Cumulus Media*                                         218,600         2,090
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             4,565
   =============================================================================

   COMMERCIAL SERVICES [7.1%]
   Adesa                                                   58,000         1,340
   Coinstar*                                               65,600         1,888
   Watson Wyatt                                            42,000         1,719
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                              4,947
   =============================================================================

   DIVERSIFIED MANUFACTURING [4.1%]
   Jacuzzi Brands*                                        283,300         2,830
   =============================================================================

   DIVERSIFIED METALS & MINING [2.4%]
   Compass Minerals International                          59,000         1,670
   =============================================================================

   UTILITIES [3.6%]
   Sierra Pacific Resources*                              174,000         2,495
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [2.1%]
   Hanover Compressor*                                     79,200         1,443
   =============================================================================

   ENTERTAINMENT [7.3%]
   Lodgenet Entertainment*                                270,000         5,098
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [4.3%]
   Ralcorp Holdings*                                       62,400         3,010
   =============================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS [3.1%]
   Central Garden & Pet*                                   45,100   $     2,176
   =============================================================================

   INSURANCE [27.5%]
   Alleghany*                                              12,218         3,531
   Conseco*                                               140,000         2,939
   Hilb Rogal & Hobbs                                      38,900         1,659
   Montpelier Re Holdings                                 152,450         2,956
   Odyssey Re Holdings                                     58,000         1,959
   USI Holdings*                                          226,200         3,065
   White Mountains Insurance
     Group                                                  6,200         3,081
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                       19,190
   =============================================================================

   MACHINERY [2.0%]
   IDEX                                                    31,800         1,369
   =============================================================================

   OIL & GAS [2.8%]
   Rosetta Resources*                                     114,200         1,961
   =============================================================================

   PREPACKAGING SOFTWARE [1.6%]
   PLATO Learning*                                        175,300         1,117
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [4.2%]
   Annaly Mortgage Management                             225,100         2,958
   =============================================================================

   RETAIL [10.6%]
   IHOP                                                    33,170         1,538
   Smart & Final*                                         194,600         3,322
   Triarc, Cl B                                           169,800         2,567
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           7,427
   =============================================================================

   SPECIALTY RETAIL [3.5%]
   Jo-Ann Stores*                                         144,100         2,409
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $51,933)                                                  64,665
       =========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [2.6%]
   FINANCIAL SERVICES [2.3%]
   Fairfax Financial Holding
     7.750%, 04/26/12                                 $       600   $       558
   Labranche (A)
     Callable 05/15/07 @ 104.75
     9.500%, 05/15/09                                       1,000         1,043
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               1,601
   =============================================================================

   LABORATORY EQUIPMENT [0.3%]
   Sea Containers, Ser B
     10.750%, 10/15/06                                        250           200
   =============================================================================

       TOTAL CORPORATE BONDS
         (Cost $1,828)                                                    1,801
       =========================================================================

REPURCHASE AGREEMENT (B) [4.4%]
   Morgan Stanley,
     5.000%, dated 09/29/06,
     repurchased on 10/02/06,
     repurchase price $3,054,731
     (collateralized by a U.S. Treasury
     Note, par value $2,919,831,
     6.500%, 2/15/10; with total
     market value $3,114,578)                               3,053         3,053
   -----------------------------------------------------------------------------

       TOTAL REPURCHASE AGREEMENT
         (Cost $3,053)                                                    3,053
       =========================================================================

       TOTAL INVESTMENTS [99.7%]
         (Cost $56,814)                                                  69,519
       =========================================================================

       OTHER ASSETS AND LIABILITIES [0.3%]                                  222
       =========================================================================

   NET ASSETS -- 100.0%                                             $    69,741
   =============================================================================

DESCRIPTION

*     NON-INCOME PRODUCING SECURITY

+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,043 (000), REPRESENTING 1.5% OF THE NET ASSETS OF THE FUND.

(B)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

94.6%  Information Technology
 2.2%  Short-Term Investments
 1.5%  Industrials
 1.3%  Healthcare
 0.4%  Consumer Discretionary

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.8%]
   AUDIO & VIDEO EQUIPMENT
     MANUFACTURING [0.4%]
   Sony, ADR                                                  300   $        12
   =============================================================================

   COMMUNICATIONS EQUIPMENT
     MANUFACTURING [12.8%]
   Cisco Systems*                                           4,705           108
   Harris                                                     700            31
   Motorola                                                 2,725            68
   Nokia, ADR                                               2,150            42
   Qualcomm                                                 2,600            95
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT
     MANUFACTURING                                                          344
   =============================================================================

   COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING [19.3%]
   Apple Computer*                                            995            77
   Dell*                                                    1,525            35
   EMC-Mass*                                                4,505            54
   Hewlett-Packard                                          3,823           140
   IBM                                                      1,400           115
   NAVTEQ*                                                    400            10
   Sandisk*                                                   400            21
   Symbol Technologies                                      2,250            33
   Western Digital*                                         1,750            32
   -----------------------------------------------------------------------------

   TOTAL COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING                      517
   =============================================================================

   COMPUTER SYSTEMS DESIGN &
     RELATED SERVICES [8.6%]
   Autodesk*                                                  800            28
   Cerner*                                                    400            18
   Cognizant Technology Solutions,
     Cl A*                                                    800            59
   Electronic Data Systems                                  1,725            42
   Intergraph*                                                275            12
   Jack Henry & Associates                                  1,100            24

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Micros Systems*                                            300   $        15
   Parametric Technology*                                     950            16
   Quest Software*                                          1,100            16
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEMS
     DESIGN & RELATED SERVICES                                              230
   =============================================================================

   DATA PROCESSING SERVICES [2.2%]
   Affiliated Computer Services,
     Cl A*                                                    425            22
   First Data                                                 850            36
   -----------------------------------------------------------------------------

   TOTAL DATA PROCESSING SERVICES                                            58
   =============================================================================

   ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [0.8%]
   eBay*                                                      725            21
   =============================================================================

   FIBER OPTIC CABLE MANUFACTURING [1.8%]
   Corning*                                                 2,000            49
   =============================================================================

   NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
     INSTRUMENTS MANUFACTURING [2.5%]
   Flir Systems*                                              400            11
   L-3 Communications Holdings                                500            39
   PerkinElmer                                                875            17
   -----------------------------------------------------------------------------

   TOTAL NAVIGATIONAL/MEASURING/MEDICAL/
     CONTROL INSTRUMENTS MANUFACTURING                                       67
   =============================================================================

   ON-LINE INFORMATION SERVICES [5.4%]
   Google*                                                     95            38
   Juniper Networks*                                        1,092            19
   WebEx Communications*                                    1,125            44
   Websense*                                                  700            15
   Yahoo!*                                                  1,200            30
   -----------------------------------------------------------------------------

   TOTAL ON-LINE INFORMATION SERVICES                                       146
   =============================================================================

   SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
     MANUFACTURING [18.9%]
   Amphenol, Cl A                                             500            31
   Analog Devices                                             825            24
   Applied Materials                                          800            14
   Arrow Electronics*                                         500            14
   Broadcom, Cl A*                                          1,200            37
   Intel                                                    4,950           102
   Jabil Circuit                                              850            24

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 26
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Linear Technology                                          775   $        24
   Marvel Tech Group*                                       1,200            23
   Maxim Integrated Products                                  900            25
   Micron Technology*                                         750            13
   National Semiconductor                                     475            11
   Taiwan Semiconductor
     Manufacturing, ADR                                     3,394            33
   Texas Instruments                                        2,900            97
   TTM Technologies*                                          850            10
   Xilinx                                                     700            15
   Zoran*                                                     600            10
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING                                                507
   =============================================================================

   SOFTWARE PUBLISHERS [23.6%]
   Adobe Systems*                                           1,000            37
   Akamai Technologies*                                     1,000            50
   BEA Systems*                                             1,400            21
   Citrix Systems*                                          1,175            43
   Electronic Arts*                                           400            22
   F5 Networks*                                               350            19
   Intuit*                                                    400            13
   McAfee*                                                    975            24
   Microsoft                                                7,850           215
   Oracle*                                                  4,765            84
   Red Hat*                                                   500            11
   SAP, ADR                                                   250            12
   Symantec*                                                3,300            70
   VeriSign*                                                  550            11
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE PUBLISHERS                                                632
   =============================================================================

   TELECOMMUNICATIONS [1.5%]
   Amdocs*                                                  1,000            40
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $2,431)                                                    2,623
       =========================================================================

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [2.2%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.22%**                                         51,456   $        51
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.33%**                                          8,009             8
   =============================================================================

       TOTAL CASH EQUIVALENTS
         (Cost $59)                                                          59
       =========================================================================

       TOTAL INVESTMENTS [100.0%]
         (Cost $2,490)                                                    2,682
       =========================================================================

       OTHER ASSETS AND LIABILITIES [0.0%]                                   --
       =========================================================================

   NET ASSETS -- 100.0%                                             $     2,682
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CORPORATE BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

38.9%  Financial
25.6%  Industrial
 7.4%  Telephone
 7.3%  Bank
 5.4%  U.S. Government Mortgage-Backed Obligations
 3.2%  Short-Term Investments
 3.0%  Utilities
 2.6%  Commercial Paper
 1.9%  U.S. Treasury Obligations
 1.8%  Municipal Bonds
 1.1%  Gas Transmission
 0.8%  Foreign Governments
 0.7%  Mortgage-Backed
 0.3%  Transportation

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [85.0%]
   AIR TRANSPORTATION [0.3%]
   Federal Express, Ser A2
     7.890%, 09/23/08                                 $       165   $       168
   =============================================================================

   AUTOMOTIVE [2.7%]
   DaimlerChrysler
     5.875%, 03/15/11                                         570           571
   Toyota Motor Credit
     4.250%, 03/15/10                                       1,000           971
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                       1,542
   =============================================================================

   BANKS [8.4%]
   Bankers Trust
     7.250%, 10/15/11                                         500           546
   Crestar Finance
     6.500%, 01/15/08                                       1,035         1,054
   Deutsche Bank
     7.500%, 04/25/09                                         500           526
   Union Planters Bank
     5.125%, 06/15/07                                       1,215         1,214
   US Bancorp
     6.875%, 09/15/07                                         350           354
   Wachovia
     7.125%, 10/15/06                                         100           100
   Wells Fargo
     4.625%, 08/09/10                                       1,000           984
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            4,778
   =============================================================================

   BEAUTY PRODUCTS [1.5%]
   Avon Products
     7.150%, 11/15/09                                         800           844
   =============================================================================

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [0.4%]
   Praxair
     6.625%, 10/15/07                                 $       200   $       202
   =============================================================================

   COMMUNICATION & MEDIA [4.5%]
   AOL Time Warner
     6.750%, 04/15/11                                         395           413
   Comcast Cable Communications
     Holdings
     8.375%, 03/15/13                                         440           502
   News America Holdings
     9.250%, 02/01/13                                         450           532
   Walt Disney
     5.700%, 07/15/11                                       1,100         1,121
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            2,568
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [3.3%]
   Cisco Systems
     5.500%, 02/22/16                                       1,000         1,008
   IBM
     4.375%, 06/01/09                                         900           885
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS SYSTEM DESIGN
     & SERVICES                                                           1,893
   =============================================================================

   DRUGS [1.8%]
   Abbott Laboratories
     5.375%, 05/15/09                                       1,000         1,009
   =============================================================================

   ELECTRICAL SERVICES [3.1%]
   American Electric Power
     5.250%, 06/01/15                                         490           477
   Iowa Electric Light & Power
     6.000%, 10/01/08                                         200           202
   WPS Resources
     7.000%, 11/01/09                                       1,000         1,047
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,726
   =============================================================================

   FINANCIAL SERVICES [16.7%]
   American General Finance,
     Ser I, MTN
     4.625%, 05/15/09                                       1,000           983
   CIT Group, MTN
     4.750%, 12/15/10                                       1,000           978
   Citigroup
     5.850%, 08/02/16                                       1,000         1,034
   Countrywide Home Loans
     5.625%, 07/15/09                                         155           156

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 28
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Countrywide Home Loans,
     Ser L, MTN
     4.000%, 03/22/11                                 $       875   $       826
   General Electric Capital,
     Ser A, MTN
     6.875%, 11/15/10                                         250           266
     6.000%, 06/15/12                                       1,500         1,559
   HSBC Finance
     5.250%, 04/15/15                                       1,000           985
   John Deere Capital
     4.625%, 04/15/09                                         750           740
   MBNA
     4.625%, 09/15/08                                         410           405
   National Rural Utilities,
     Ser C, MTN
     7.250%, 03/01/12                                       1,000         1,093
   Washington Mutual
     4.625%, 04/01/14                                         460           429
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               9,454
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [4.2%]
   Bottling Group
     5.500%, 04/01/16                                       1,000         1,007
   Diageo Capital
     3.375%, 03/20/08                                       1,000           974
   General Mills
     2.625%, 10/24/06                                         410           409
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         2,390
   =============================================================================

   FOREIGN GOVERNMENTS [0.8%]
   United Mexican States
     5.875%, 01/15/14                                         450           460
   =============================================================================

   INSURANCE [5.5%]
   Aflac
     6.500%, 04/15/09                                       1,000         1,031
   AXA Financial
     7.750%, 08/01/10                                       1,000         1,084
   Berkshire Hathaway Finance
     4.125%, 01/15/10                                       1,000           972
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        3,087
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [12.3%]
   Credit Suisse
     5.500%, 08/15/13                                       1,000         1,009
   Goldman Sachs Group
     5.150%, 01/15/14                                       1,000           978
   Jefferies Group
     5.500%, 03/15/16                                         665           649

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   JPMorgan Chase
     7.125%, 06/15/09                                 $       675   $       709
     6.750%, 02/01/11                                         500           530
   Lehman Brothers Holdings
     8.250%, 06/15/07                                       1,100         1,122
   Merrill Lynch
     4.000%, 11/15/07                                       1,000           986
   Morgan Stanley
     3.875%, 01/15/09                                       1,000           973
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  6,956
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [2.0%]
   Chevron
     8.625%, 06/30/10                                         200           225
   ConocoPhillips
     6.375%, 03/30/09                                         305           314
   Duke Capital
     5.500%, 03/01/14                                         625           614
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,153
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [1.9%]
   Kimco Realty, MTN
     6.960%, 07/16/07                                       1,000         1,011
   Kimco Realty, Ser B, MTN
     7.860%, 11/01/07                                          67            68
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS                                    1,079
   =============================================================================

   RETAIL [7.0%]
   Kohl's
     6.300%, 03/01/11                                       1,000         1,037
   Kroger
     5.500%, 02/01/13                                         450           444
   McDonald's, Ser E, MTN
     4.240%, 12/13/06                                         995           992
   Target
     5.875%, 07/15/16                                         500           518
   Wal-Mart Stores
     4.375%, 07/12/07                                       1,000           994
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           3,985
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [7.5%]
   BellSouth
     4.200%, 09/15/09                                       1,000           970
   Deutsche Telekom International Finance
     5.250%, 07/22/13                                         475           461
   New Cingular Wireless Services
     8.125%, 05/01/12                                         400           450

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 29
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Southwestern Bell
     6.625%, 07/15/07                                 $       750   $       757
   Sprint Capital
     8.375%, 03/15/12                                         550           616
   Verizon Communications
     5.550%, 02/15/16                                       1,000           987
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  4,241
   =============================================================================

   WASTE DISPOSAL [1.1%]
   Waste Management
     6.875%, 05/15/09                                         575           597
   =============================================================================

       TOTAL CORPORATE BONDS
         (Cost $48,413)                                                  48,132
   =============================================================================

U.S. TREASURY OBLIGATION [1.9%]
   U.S. Treasury Inflation Index Note
     2.000%, 01/15/14                                       1,101         1,080
   -----------------------------------------------------------------------------

       TOTAL U.S. TREASURY OBLIGATION
         (Cost $1,141)                                                    1,080
   =============================================================================

MUNICIPAL BONDS [1.8%]
   CALIFORNIA [1.8%]
   California Statewide, Community
     Development Authority,
     Ser A-2, RB, XLCA
     4.000%, 11/15/06                                          75            75
   City of Industry, Sales Tax Project,
     RB, MBIA
     5.000%, 01/01/12                                         955           946
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                       1,021
   =============================================================================

       TOTAL MUNICIPAL BONDS
         (Cost $1,057)                                                    1,021
   =============================================================================

MORTGAGE-BACKED SECURITY [0.7%]
   Residential Asset Mortgage
     Products, Ser 2003-RS5, Cl AI4
     3.700%, 09/25/31                                         393           387
   -----------------------------------------------------------------------------

       TOTAL MORTGAGE-BACKED SECURITY
         (Cost $388)                                                        387
       =========================================================================

DESCRIPTION                              FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [5.5%]
     FHLMC, Ser 2982, Cl NB
       5.500%, 02/15/29                               $       340   $       341
     FHLMC, Ser R004, Cl Al
       5.125%, 12/15/13                                     1,238         1,228
     FNMA CMO, Ser 2002-56,
       Cl MC
       5.500%, 09/25/17                                     1,316         1,319
     FNMA REMIC, Ser 2006,
       Cl AB
       6.000%, 06/25/16                                       217           218
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $3,102)                                                  3,106
   =============================================================================

COMMERCIAL PAPER (A) [2.7%]
   ASSET BACKED SECURITIES [2.7%]
   Giro Balanced Funding
     5.270%, 10/05/06                                       1,489         1,488
   =============================================================================

       TOTAL COMMERCIAL PAPER
         (Cost $1,488)                                                    1,488
   =============================================================================

CASH EQUIVALENT [3.2%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%*                                     1,838,200         1,838
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $1,838)                                                    1,838
       =========================================================================

       TOTAL INVESTMENTS [100.8%]
         (Cost $57,427)                                                  57,052
       =========================================================================

       OTHER ASSETS AND LIABILITIES [-0.8%]                                (430)
       =========================================================================

   NET ASSETS -- 100.0%                                             $    56,622
   =============================================================================

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

RB -- REVENUE BOND

SER -- SERIES

XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

50.8%  U.S. Government Agency Obligations
36.0%  U.S. Government Mortgage-Backed Obligations
13.1%  U.S. Treasury Obligations
 0.1%  Short-Term Investments

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [50.4%]
   FHLB
     6.200%, 03/22/21                                 $     2,000   $     1,995
     5.020%, 11/07/08                                       1,000           999
     4.375%, 09/17/10                                       2,000         1,960
   FHLMC
     5.125%, 10/15/08                                          30            30
   FNMA
     7.125%, 06/15/10                                       4,000         4,298
     5.500%, 03/15/11                                       2,570         2,630
     5.010%, 11/10/10                                       2,500         2,476
     5.000%, 07/25/08                                       2,000         1,995
     5.000%, 01/23/09                                       2,500         2,493
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $18,989)                                                  18,876
       =========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [35.7%]
     FHLMC REMIC, Ser R005,
       Cl AB
       5.500%, 12/15/18                                     1,398         1,396
     FHLMC REMIC, Ser R009,
       Cl AK
       5.750%, 12/15/18                                     1,966         1,972
     FHLMC, Ser R003, Cl AG
       5.125%, 10/15/15                                     1,888         1,872
     FHLMC, Ser R004, Cl Al
       5.125%, 12/15/13                                     1,944         1,928
     FHLMC, Ser R007, Cl AC
       5.875%, 05/15/16                                     1,853         1,859
     FNMA, Pool 766620
       4.574%, 03/01/34                                     1,110         1,088
     GNMA, Pool 81318
       4.500%, 04/20/35                                     1,170         1,155
     GNMA, Pool 81447
       5.000%, 08/20/35                                       131           129
     GNMA, Pool 81510
       4.250%, 10/20/35                                     1,415         1,378
     GNMA, Pool 864622
       4.500%, 06/20/35                                       600           592
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $13,414)                                                  13,369
       =========================================================================

DESCRIPTION                              FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS [13.0%]
   U.S. Treasury Notes
     5.500%, 02/15/08                                 $     1,125   $     1,135
     4.250%, 11/15/13                                       1,050         1,027
     4.250%, 08/15/15                                       1,150         1,119
     3.875%, 01/15/09                                       1,445         1,487
     3.750%, 05/15/08                                          75            74
   -----------------------------------------------------------------------------

       TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $4,916)                                                    4,842
   =============================================================================

CASH EQUIVALENT [0.1%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.22%*                                          49,932            50
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $50)                                                          50
       =========================================================================

       TOTAL INVESTMENTS [99.2%]
         (Cost $37,369)                                                  37,137
       =========================================================================

       OTHER ASSETS AND LIABILITIES [ 0.8%]                                 316
       =========================================================================

   NET ASSETS -- 100.0%                                             $    37,453
   =============================================================================

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

26.6%  Education
13.7%  General Revenue
11.4%  Public Facilities
10.5%  General Obligation
 9.2%  Water
 8.6%  Industrial Development
 6.8%  Power
 4.8%  Transportation
 4.6%  Utilities
 1.6%  Healthcare
 1.2%  Short-Term Investments
 1.0%  Airport

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BOND [97.9%]
   ALABAMA [1.0%]
   Jefferson County, Sewer Authority,
     Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                                 $       250   $       262
   =============================================================================

   ARIZONA [2.0%]
   Arizona State, Transportation Board,
     GAN, Ser A, RB
     5.000%, 07/01/13                                         500           540
   =============================================================================

   CALIFORNIA [78.9%]
   Anaheim, Public Financing Authority,
     Distribution System Project,
     Second Lien, RB, MBIA
     5.000%, 10/01/08                                         250           257
   Berkeley, Ser C, GO, MBIA
     Callable 11/10/06 @ 102
     5.000%, 09/01/10                                          95            96
   Beverly Hills, Unified School
     District Authority, Ser B, GO
     Pre-Refunded @ 101 (A)
     4.700%, 06/01/08                                          50            51
   Big Bear Lake, Water Authority,
     RB, MBIA
     6.000%, 04/01/11                                         200           216
   Burbank, Public Financing Authority,
     Golden State Redevelopment
     Project, Ser A, RB, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                         175           190

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   California State, Department of
     Water Resource & Power,
     Ser B-5, RB
     Callable 10/10/06 @ 100 (C)
     3.650%, 05/01/22                                 $       400   $       400
   California State, Department of Water
     Resources, Ser A, RB, AMBAC
     Callable 05/01/12 @ 101
     5.500%, 05/01/14                                         300           331
   California State, Department of
     Water Resources, Ser W, RB, FSA
     5.500%, 12/01/13                                         400           448
   California State, Educational Facilities
     Authority, Pooled College &
     University Projects, Ser A, RB
     4.300%, 04/01/09                                         100           101
   California State, Educational Facilities
     Authority, University of
     San Francisco, RB, MBIA
     6.000%, 10/01/08                                         300           315
   California State, GO
     4.750%, 06/01/07                                         100           101
   California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                         175           184
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/21                                         250           269
   California State, GO
     Callable 10/01/10 @ 100
     5.250%, 10/01/18                                          50            52
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                         200           213
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 10/01/10                                          20            21
   California State, Infrastructure &
     Economic Authority, Bay Area
     Toll Bridges Project,
     Ser A, RB, FSA
     Pre-Refunded @ 100 (A)
     5.250%, 07/01/13                                         125           138
   California State, Infrastructure &
     Economic Authority, Energy
     Efficiency Master Trust, Ser A, RB
     5.000%, 03/01/11                                         315           334
   California State, Infrastructure &
     Economic Authority, RB, MBIA
     Pre-Refunded @ 101 (A)
     5.500%, 06/01/10                                         350           378

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   California State, Public Works
     Board Lease, California State
     University, Ser C, RB
     5.000%, 10/01/07                                 $       100   $       101
   California State, Public Works
     Board Lease, Department of
     Corrections Project,
     Ser B, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/21                                         100           103
   California State, Public Works
     Board Lease, Department of
     Corrections, Ser A, RB
     Callable 09/01/08 @ 101
     5.250%, 09/01/15                                         250           259
   California State, Public Works
     Board Lease, Department of
     Corrections-State Prisons
     Project, Ser A, RB, AMBAC
     5.250%, 12/01/13                                         600           657
   California State, Public Works
     Board Lease, Department of
     Corrections-Ten Administration,
     Ser A, RB, AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                                         155           166
   California State, Public Works
     Board Lease, Trustees California
     State University, Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                                         100           104
   California State, Public Works
     Board Lease, Various University
     Projects, RB, MBIA
     Callable 06/01/11 @ 100
     5.500%, 06/01/14                                         250           277
   California State, Ser A-3, GO (C)
     3.650%, 05/01/33                                         200           200
   California State, University of
     California, Ser K, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/17                                         150           155
   California Statewide, Communities
     Development Authority,
     Ser B-2, RB, XLCA
     4.000%, 11/15/06                                         400           400
   Central, Unified School District
     Authority, Ser A, GO, FGIC
     5.500%, 07/01/22                                         400           444

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Coachella Valley, Water District
     Authority, Flood Control
     Project, COP, AMBAC
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                                 $       250   $       258
   Corona, Public Financing Authority,
     City Hall Project, Ser B, RB
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                         350           381
   Culver City, Redevelopment Finance
     Authority, TA, AMBAC
     Sink Date 11/01/09 @ 100
     5.500%, 11/01/14                                          75            82
   Desert Sands, Unified School
     District, COP, MBIA
     Callable 03/01/13 @ 100
     5.250%, 03/01/15                                         405           442
   Escondido, Union School District,
     Refunding & Financing Project,
     COP, MBIA
     4.750%, 07/01/19                                         735           792
   Evergreen School District,
     Ser C, GO, FGIC
     Pre-Refunded @ 101 (A)
     5.250%, 09/01/08                                         200           209
   Fruitvale, School District, GO, FSA
     Callable 08/01/09 @ 102
     5.000%, 08/01/19                                         200           211
   Golden State, Tobacco
     Settlement, Ser A, RB
     Callable 06/01/09 @ 100
     5.000%, 06/01/19                                         250           256
   Golden State, Tobacco
     Settlement, Ser B, RB
     Pre-Refunded @ 100 (A)
     5.750%, 06/01/08                                         250           259
   Irvine, Improvement Board,
     Act 1915 Project,
     District #93-14, SAB (B)
     3.650%, 09/02/25                                         100           100
   Los Angeles County, Public Works
     Finance Authority, Master
     Refunding Project,
     Ser A, RB, MBIA
     5.000%, 12/01/12                                         275           297
   Los Angeles County, Public Works
     Finance Authority, Regional Park
     & Open Project, Ser A, RB
     Pre-Refunded @ 101 (A)
     5.500%, 10/01/07                                         325           335

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Los Angeles County, Public
     Works Finance Authority,
     Ser B, RB, MBIA
     Callable 11/01/06 @ 102
     5.250%, 09/01/14                                 $       200   $       204
   Los Angeles, Harbor Development
     Project, Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                                         180           182
   Los Angeles, Municipal
     Improvement Authority,
     Central Library Project,
     Ser A, RB, MBIA
     5.250%, 06/01/13                                         230           253
   Los Angeles, Property Tax
     Project, Ser A, GO, MBIA
     4.000%, 09/01/09                                         250           254
   Los Angeles, Wastewater
     Systems Authority, RB, FSA
     4.500%, 06/01/09                                         250           257
   Los Angeles, Water & Power
     Authority, Power Systems
     Project, Ser A, RB
     5.000%, 07/01/08                                         500           513
   Los Angeles, Water & Power
     Authority, Power Systems
     Project, Ser AA1, RB, MBIA
     Callable 07/01/11 @ 100
     5.250%, 07/01/13                                         200           215
   M-S-R Public Power,
     Ser G, RB, MBIA
     Callable 07/01/07 @ 101
     5.250%, 07/01/11                                         100           102
   Modesto, Irrigation District,
     Capital Improvements Project,
     Ser A, COP, AMBAC
     Callable 10/01/16 @ 100
     5.000%, 10/01/19                                         330           359
   Northern California, Transmission
     Resource Authority, Ore
     Transmission Project,
     Ser A, RB, MBIA
     7.000%, 05/01/13                                         250           292
   Oakland, Joint Powers Financing
     Authority, Oakland Convention
     Center Project, RB, AMBAC
     5.500%, 10/01/11                                         300           327
   Oakland, Redevelopment Agency,
     Central Distric Redevelopment
     Project, TA, AMBAC
     6.000%, 02/01/07                                         300           302
     5.500%, 02/01/14                                         475           512

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Oakland, State Building Authority,
     Elihu M Harris Project,
     Ser A, RB, AMBAC
     Pre-Refunded @ 101 (A)
     5.500%, 04/01/08                                 $       100   $       104
   Pasadena, Electric Improvements
     Authority, RB, FSA
     4.500%, 06/01/07                                         160           161
   Pinole, Redevelopment Agency
     Project, TA, FSA
     Callable 08/01/09 @ 101
     5.250%, 08/01/14                                         100           105
   Riverside, RB
     Callable 10/01/08 @ 101
     5.375%, 10/01/12                                          90            94
   Riverside, RB
     Pre-Refunded @ 101 (A)
     5.375%, 10/01/08                                          10            10
   Sacramento County, Sanitation
     District Funding Authority,
     RB, ETM
     Callable 11/10/06 @ 102
     5.000%, 12/01/07                                         100           102
   Sacramento, City Unified School
     District, Ser A, GO, FSA
     4.250%, 07/01/09                                          75            77
   San Bernardino, Community
     College District, Election 2002
     Project, Ser B, GO, MBIA
     Pre-Refunded @ 100 (A)
     5.250%, 08/01/14                                         750           834
   San Diego County, Edgemoor &
     Regional Systems Projects,
     COP, AMBAC
     Callable 02/01/15 @ 100
     5.000%, 02/01/18                                         500           538
   San Diego County, North County
     Regional Center for Expansion,
     COP, AMBAC
     Pre-Refunded @ 102 (A)
     5.250%, 11/15/06                                         100           102
   San Diego, Unified School
     District, Election 1998 Project,
     Ser B-1, GO, MBIA
     5.000%, 07/01/17                                       1,000         1,107
   San Diego, Unified School
     District, Election 1998 Project,
     Ser E, GO, FSA
     Callable 07/01/13 @ 100
     5.000%, 07/01/28                                         400           431

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   San Diego, University School
     District, Capital Appreciation-
     Election 1998 Project,
     Ser D, GO, FGIC
     Callable 07/01/12 @ 101
     5.250%, 07/01/24                                 $       135   $       148
   San Diego, University School
     District, Election 1998
     Project, Ser E, GO, FSA
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                                         100           110
   San Francisco (City & County),
     Airports Commission Authority,
     Second Ser-27B, RB, FGIC
     5.250%, 05/01/12                                         250           268
   San Francisco (City & County),
     Public Utility Authority,
     Ser A, RB, MBIA
     Callable 11/01/06 @ 101.5
     5.000%, 11/01/17                                         160           163
   San Jose, University School
     District, Ser A, GO, FSA
     Callable 08/01/11 @ 101
     5.375%, 08/01/19                                         150           162
   San Ysidro, School District, Election
     1997 Project, Ser C, GO, MBIA
     6.000%, 08/01/11                                         205           228
   Sanger, Unified School District,
     Election 2006 Project,
     Ser A, GO, FSA
     Callable 08/01/16 @ 102
     5.000%, 08/01/18                                         500           555
   Sanger, Unified School District,
     GO, MBIA
     5.350%, 08/01/15                                         250           272
   Santa Monica, Public Safety
     Facilities Project, RB
     Callable 07/01/09 @ 101
     5.250%, 07/01/14                                         100           105
   Semitropic, Improvement Water
     Storage Authority, RB,
     FSA, ACA Insured
     Pre-Refunded @ 103 (A)
     4.000%, 06/01/11                                         250           262
   Solano County, COP, MBIA
     Callable 11/01/12 @ 100
     5.250%, 11/01/14                                         100           109

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Southern California, Metropolitan
     Water District Authority,
     Ser A, RB
     5.750%, 07/01/21                                 $       280   $       331
   Southern California, Publiic
     Power Authority, Southern
     Transmission Project,
     Sub-Ser A, RB, FSA
     Callable 07/01/12 @ 100
     5.250%, 07/01/16                                         200           217
   Sweetwater, Union High School
     District, Ser A, RB, FSA
     5.000%, 09/01/13                                         355           385
   Wiseburn, School District,
     Ser A, GO, FGIC
     4.200%, 08/01/07                                         125           126
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                      21,461
   =============================================================================

   FLORIDA [1.4%]
   Florida State, Correctional
     Private Commission
     Authority, COP, MBIA
     Callable 08/01/11 @ 101
     5.375%, 08/01/14                                         350           379
   =============================================================================

   GEORGIA [0.8%]
   Georgia State, Metropolitan
     Atlanta Rapid Transportation
     Authority, Second Indenture
     Project, Ser A, RB, MBIA
     6.250%, 07/01/07                                         200           204
   =============================================================================

   ILLINOIS [2.2%]
   Illinois State, Civic Center
     Authority, RB, FSA
     Callable 12/15/10 @ 100
     5.500%, 12/15/14                                         200           214
   Illinois State, Development
     Finance Authority, Revolving
     Fund-Master Trust, RB
     Callable 09/01/12 @ 100
     5.500%, 09/01/13                                         250           274
   Illinois State, Ser A, GO
     Callable 10/01/13 @ 100
     5.000%, 10/01/16                                         100           108
   -----------------------------------------------------------------------------

   TOTAL ILLINOIS                                                           596
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 35
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   MICHIGAN [0.9%]
   Michigan State, Building
     Authority, Facilities Project,
     Ser II, RB
     Pre-Refunded @ 101 (A)
     5.000%, 10/15/07                                 $       250   $       256
   =============================================================================

   NEW JERSEY [1.4%]
   New Jersey State, Turnpike
     Authority, RB, MBIA, ETM
     6.500%, 01/01/16                                         315           369
   =============================================================================

   NEW YORK [2.1%]
   New York State, Ser E, RB
     6.000%, 04/01/14                                         500           574
   =============================================================================

   OREGON [1.4%]
   Lane County, School District, GO
     Pre-Refunded @ 100 (A)
     5.625%, 06/15/10                                         345           370
   =============================================================================

   TEXAS [2.0%]
   San Angelo, Waterworks &
     Sewer System Authority,
     Refunding & Improvements
     Projects, RB, FSA
     Callable 04/01/11 @ 100
     5.250%, 04/01/19                                         100           106
   Travis County, Health Facilities
     Development Authority,
     Ascension Health Credit
     Project, Ser A, RB, MBIA
     Pre-Refunded @ 101 (A)
     6.250%, 11/15/09                                         400           435
   -----------------------------------------------------------------------------

   TOTAL TEXAS                                                              541
   =============================================================================

   UTAH [0.5%]
   Central, Water Conservancy
     District, Ser D, GO
     Pre-Refunded @ 100 (A)
     4.600%, 04/01/09                                         140           144
   =============================================================================

   WASHINGTON [1.3%]
   Washington State,
     Ser 02-A, GO, FSA
     Callable 07/01/11 @ 100
     5.000%, 07/01/19                                         345           362
   =============================================================================

DESCRIPTION                              FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

   PUERTO RICO [2.0%]
   Puerto Rico, Electric Power
     Authority, Power Project,
     Ser CC, RB, MBIA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/09                                 $       100   $       103
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/10                                         130           133
   Puerto Rico, Public Buildings
     Authority, Government
     Facilities Project, Ser J,
     RB, AMBAC
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                                         300           320
   -----------------------------------------------------------------------------

   TOTAL PUERTO RICO                                                        556
   =============================================================================

         TOTAL MUNICIPAL BOND
           (Cost $26,537)                                                26,614
         =======================================================================

CASH EQUIVALENT [1.1%]
   Federated California Municipal
     Money Market Fund,
     Cl I, 3.42%*                                         309,680           310
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $310)                                                        310
       =========================================================================

       TOTAL INVESTMENTS [99.0%]
         (Cost $26,847)                                                  26,924
       =========================================================================

       OTHER ASSETS AND LIABILITIES [1.0%]                                  284
       =========================================================================

   NET ASSETS -- 100.0%                                             $    27,208
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

(A)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006.

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FSA -- FINANCIAL SECURITY ASSISTANCE

GAN -- GRANT ANTICIPATION NOTE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

SAB -- SPECIAL ASSESSMENT BOND

SER -- SERIES

TA -- TAX ALLOCATION

XLCA -- XL CAPITAL ASSURANCE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

72.2%  Industrial
 7.5%  Financial
 6.2%  Telephone
 5.8%  Utilities
 4.9%  Gas Transmission
 1.8%  Short-Term Investments
 1.5%  Transportation
 0.1%  Common Stock
 0.0%  Healthcare

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [97.0%]
   ADVERTISING [0.3%]
   Advanstar Communications
     10.750%, 08/15/10                                $       100   $       108
   =============================================================================

   AEROSPACE & DEFENSE [1.3%]
   DRS Techologies
     6.625%, 02/01/16                                         100            98
   Esterline Technologies
     7.750%, 06/15/13                                         100           101
   L-3 Communications
     5.875%, 01/15/15                                         200           190
   Sequa, Ser B
     8.875%, 04/01/08                                         150           156
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                545
   =============================================================================

   AGRICULTURE [0.4%]
   American Rock Salt
     9.500%, 03/15/14                                         150           155
   =============================================================================

   AIRLINES [0.5%]
   American Airlines, Ser 2001-2
     7.800%, 04/01/08                                         200           200
   =============================================================================

   ALUMINUM [0.3%]
   Novelis (A)
     8.250%, 02/15/15                                         150           142
   =============================================================================

   APPAREL/TEXTILES [0.4%]
   Levi Strauss
     9.750%, 01/15/15                                         100           103
   Phillips-Van Heusen
     7.250%, 02/15/11                                          75            76
   -----------------------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                                   179
   =============================================================================

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   AUTO RENT & LEASE [1.4%]
   Avis Budget Car Rental (A)
     7.750%, 05/15/16                                 $       100   $        97
   Hertz (A)
     10.500%, 01/01/16                                        150           165
   Rent-Way
     11.875%, 06/15/10                                        100           116
   United Rentals
     6.500%, 02/15/12                                          90            87
   Williams Scotsman
     8.500%, 10/01/15                                         100           102
   -----------------------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                                  567
   =============================================================================

   AUTOMOTIVE [1.6%]
   General Motors
     7.125%, 07/15/13                                         725           637
   =============================================================================

   AUTOPARTS [1.2%]
   Accuride
     8.500%, 02/01/15                                         150           140
   Dura Operating, Ser D
     9.000%, 05/01/09                                          75             3
   Metaldyne
     10.000%, 11/01/13                                        100           101
   Tenneco Automotive
     8.625%, 11/15/14                                         150           148
   TRW Automotive
     11.000%, 02/15/13                                         98           107
   -----------------------------------------------------------------------------

   TOTAL AUTOPARTS                                                          499
   =============================================================================

   BROADCASTING & CABLE [6.8%]
   Albritton Communications
     7.750%, 12/15/12                                         150           151
   Atlantic Broadband Finance (A)
     9.375%, 01/15/14                                         100            98
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                         225           228
   CCO Holdings
     8.750%, 11/15/13                                         250           252
   Charter Communications Holdings
     10.250%, 09/15/10                                        400           408
   Coleman Cable
     9.875%, 10/01/12                                         100           100
   CSC Holdings
     7.625%, 07/15/18                                         100           102
     Echostar DBS
     6.625%, 10/01/14                                         200           190
   Fisher Communication
     8.625%, 09/15/14                                         150           156

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   General Cable
     9.500%, 11/15/10                                 $       100   $       107
   Gray Television
     9.250%, 12/15/11                                         100           104
   Insight Commununications (B)
     12.250%, 02/15/11                                        100           106
   Kabel Deutschland (A)
     10.625%, 07/01/14                                        200           214
   Mediacom Capital
     7.875%, 02/15/11                                         150           148
   Nexstar Finance Holdings (B)
     10.050%, 04/01/13                                        200           167
   Olympus Communications, Ser B (D)
     10.625%, 11/15/06                                        100           140
   Videotron Ltee
     6.875%, 01/15/14                                         100            99
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,770
   =============================================================================

   BUILDING & CONSTRUCTION [4.1%]
   Ainsworth Lumber
     7.250%, 10/01/12                                         100            74
     6.750%, 03/15/14                                         100            70
   Beazer Homes USA
     8.375%, 04/15/12                                         100           100
   Brand Services
     12.000%, 10/15/12                                        150           168
   DR Horton
     5.625%, 01/15/16                                         125           116
   Goodman Global Holdings
     7.875%, 12/15/12                                          75            71
   Interline Brands
     8.125%, 06/15/14                                          50            51
   International Utility Structures (D)
     10.750%, 02/01/08                                        100             1
   KB Home
     8.625%, 12/15/08                                          50            51
     6.250%, 06/15/15                                         200           184
   Nortek
     8.500%, 09/01/14                                         200           189
   Panolam Industries (A)
     10.750%, 10/01/13                                        250           252
   Ply Gem Industries
     9.000%, 02/15/12                                         150           120
   RMCC Acquisition (A)
     9.500%, 11/01/12                                         150           155
   Tech Olympic USA
     7.500%, 01/15/15                                         100            77
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                          1,679
   =============================================================================

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   BUSINESS SERVICES [0.7%]
   Corrections
     7.500%, 05/01/11                                 $       100   $       102
   FTI Consulting
     7.625%, 06/15/13                                          50            51
   Geo Group
     8.250%, 07/15/13                                         150           150
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                  303
   =============================================================================

   CHEMICALS [4.7%]
   Basell Af SCA (A)
     8.375%, 08/15/15                                         250           248
   BCP Crystal US Holdings
     9.625%, 06/15/14                                          45            49
   Crystal Holdings, Ser B (B)
     9.037%, 10/01/14                                          73            59
   Equistar Chemicals
     10.625%, 05/01/11                                        150           161
   Georgia Gulf (A)
     9.500%, 10/15/14                                         150           149
   Lyondell Chemical
     8.250%, 09/15/16                                          60            61
     8.000%, 09/15/14                                          60            61
   Mosaic Global Holdings
     10.875%, 08/01/13                                        100           111
   Mosaic Global Holdings, Ser B
     11.250%, 06/01/11                                        100           106
   Nalco
     7.750%, 11/15/11                                         150           153
   Nova Chemicals
     6.500%, 01/15/12                                         250           235
   Polymer Holdings (B)
     11.043%, 07/15/14                                        250           203
   PolyOne
     10.625%, 05/15/10                                        100           107
   Rhodia
     10.250%, 06/01/10                                         65            73
   Rockwood Specialties Group
     10.625%, 05/15/11                                         73            78
   Terra Capital
     11.500%, 06/01/10                                         65            71
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,925
   =============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
     10.500%, 01/15/11                                         50            49
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   COAL MINING [0.4%]
   Alpha Natural Resources
     10.000%, 06/01/12                                $       150   $       161
   =============================================================================

   COMMERCIAL SERVICES [0.9%]
   Iron Mountain
     8.750%, 07/15/18                                         150           156
     8.625%, 04/01/13                                         100           102
   The Brickman Group, Ser B
     11.750%, 12/15/09                                        100           107
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                                365
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.9%]
   Activant Solution (A)
     9.500%, 05/01/16                                         100            93
   Xerox
     7.625%, 06/15/13                                         250           262
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                                 355
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [4.4%]
   Ames True Temper (C)
     9.507%, 01/15/12                                         100           101
   Exopac Holding (A)
     11.250%, 02/01/14                                        100           102
   Gregg Appliances
     9.000%, 02/01/13                                         150           137
   Johnsondiversey Holdings (B)
     12.305%, 05/15/13                                        200           173
   Johnsondiversey, Ser B
     9.625%, 05/15/12                                         150           151
   Libbey Glass (A) (C)
     12.436%, 06/01/11                                        100           104
   Prestige Brands
     9.250%, 04/15/12                                          90            90
   Sealy Mattress
     8.250%, 06/15/14                                         200           204
   Southern States Cooperative (A)
     10.500%, 11/01/10                                        200           209
   Spectrum Brands
     7.375%, 02/01/15                                         300           240
   Steinway Musical (A)
     7.000%, 03/01/14                                         100            98
   Visant Holding (A)
     8.750%, 12/01/13                                         100           101
   WMG Holdings (B)
     9.563%, 12/15/14                                         130            97
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,807
   =============================================================================

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   CONTAINERS & PACKAGING [2.0%]
   Crown Americas
     7.750%, 11/15/15                                 $       150   $       152
   Graham Packaging
     9.875%, 10/15/14                                         100            98
   Intertape Polymer US
     8.500%, 08/01/14                                          50            47
   Owens-Brockway Glass Container
     6.750%, 12/01/14                                         100            95
   Owens-Illinois
     8.100%, 05/15/07                                         100           101
   Plastipak Holdings (A)
     8.500%, 12/15/15                                         100           101
   Solo Cup
     8.500%, 02/15/14                                         150           130
   Stone Container
     7.375%, 07/15/14                                         100            91
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             815
   =============================================================================

   DIVERSIFIED OPERATIONS [0.9%]
   Jacuzzi Brands
     9.625%, 07/01/10                                         150           159
   Trinity Industries
     6.500%, 03/15/14                                         200           195
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED OPERATIONS                                             354
   =============================================================================

   EDUCATIONAL SERVICES [0.3%]
   Education Management (A)
     10.250%, 06/01/16                                         60            61
     8.750%, 06/01/14                                          60            61
   -----------------------------------------------------------------------------

   TOTAL EDUCATIONAL SERVICES                                               122
   =============================================================================

   ELECTRICAL PRODUCTS [0.5%]
   ESI Tractebel Acquisitions, Ser B
     7.990%, 12/30/11                                          60            62
   Kinetek, Ser D
     10.750%, 11/15/06                                        150           149
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL PRODUCTS                                                211
   =============================================================================

   ELECTRIC UTILITIES [5.1%]
   AES (A)
     9.000%, 05/15/15                                         300           323
     7.750%, 03/01/14                                         100           104
   Allegheny Energy Supply
     7.800%, 03/15/11                                         200           213
   Aquila
     7.625%, 11/15/09                                         100           104

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Calpine Generating (D)
     11.080%, 04/01/10                                $       200   $       210
   CMS Energy
     7.500%, 01/15/09                                         100           103
     6.875%, 12/15/15                                         150           152
   Edison Mission Energy
     7.730%, 06/15/09                                         200           206
   Mirant North America
     7.375%, 12/31/13                                         150           150
   Reliant Resources
     9.500%, 07/15/13                                         200           208
   Sierra Pacific Resources
     8.625%, 03/15/14                                         200           216
   TECO Energy
     7.200%, 05/01/11                                         100           104
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               2,093
   =============================================================================

   ENTERTAINMENT & GAMING [7.8%]
   AMC Entertainment
     11.000%, 02/01/16                                        100           109
     9.875%, 02/01/12                                         100           103
     9.500%, 02/01/11                                          72            72
   Aztar
     9.000%, 08/15/11                                         100           104
   Choctaw Resort Development
     Entity (A)
     7.250%, 11/15/19                                         200           199
   Chukchansi Economic
     Development Authority (A)
     8.000%, 11/15/13                                         150           154
   Cinemark USA
     9.000%, 02/01/13                                         100           104
   Circus & Eldorado Joint Venture/
     Silver Legacy Capital
     10.125%, 03/01/12                                        150           158
   Herbst Gaming
     8.125%, 06/01/12                                         150           153
   Inn of the Mountain Gods
     12.000%, 11/15/10                                        150           157
   Isle of Capri Casinos
     7.000%, 03/01/14                                         200           190
   Jacobs Entertainment (A)
     9.750%, 06/15/14                                          75            74
   MGM Mirage
     8.500%, 09/15/10                                         200           213
     6.750%, 09/01/12                                         100            99
     6.000%, 10/01/09                                         100            99
   Mohegan Tribal Gaming Authority
     7.125%, 08/15/14                                         150           149

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   MTR Gaming Group, Ser B
     9.750%, 04/01/10                                 $       200   $       210
   OED/Diamond Jo
     8.750%, 04/15/12                                         100           100
   Penn National Gaming
     6.875%, 12/01/11                                         100           100
   Speedway Motorsports
     6.750%, 06/01/13                                         100            99
   Station Casinos
     6.875%, 03/01/16                                         100            94
   Tunica-Biloxi Gaming Authority (A)
     9.000%, 11/15/15                                         125           130
   Waterford Gaming (A)
     8.625%, 09/15/12                                         109           115
   Wynn Las Vegas Capital
     6.625%, 12/01/14                                         200           194
   -----------------------------------------------------------------------------

   TOTAL ENTERTAINMENT & GAMING                                           3,179
   =============================================================================

   FINANCIAL SERVICES [2.9%]
   Ford Motor Credit
     7.375%, 10/28/09                                         200           194
     7.375%, 02/01/11                                         350           336
   GMAC
     6.750%, 12/01/14                                         675           659
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               1,189
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [4.2%]
   Chiquita Brands International
     7.500%, 11/01/14                                         100            87
   Del Monte
     8.625%, 12/15/12                                          50            52
   Dominos
     8.250%, 07/01/11                                          75            79
   Friendly Ice Cream
     8.375%, 06/15/12                                         200           181
   General Nutrition Center
     8.500%, 12/01/10                                         150           146
   Land O' Lakes
     8.750%, 11/15/11                                           6             6
   Le-Natures (A)
     10.000%, 06/15/13                                        150           155
   Leiner Health Products
     11.000%, 06/01/12                                        100            97
   National Beef Packaging
     10.500%, 08/01/11                                        100           104
   National Wine & Spirits
     10.125%, 01/15/09                                        100           101
   Pinnacle Foods
     8.250%, 12/01/13                                         150           150

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Smithfield Foods, Ser B
     8.000%, 10/15/09                                 $       350   $       366
   Swift
     12.500%, 01/01/10                                        200           203
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         1,727
   =============================================================================

   FORESTRY [0.1%]
   Tembec Industries
     7.750%, 03/15/12                                         100            51
   =============================================================================

   GAS/NATURAL GAS [3.9%]
   Colorado Interstate Gas
     6.800%, 11/15/15                                         150           151
   El Paso
     7.000%, 05/15/11                                         275           277
   El Paso Natural Gas
     7.625%, 08/01/10                                         150           155
   MarkWest Energy Partners (A)
     8.500%, 07/15/16                                         150           151
   Semco Energy
     7.125%, 05/15/08                                         250           249
   Targa Resources (A)
     8.500%, 11/01/13                                         200           200
   Williams
     8.125%, 03/15/12                                         200           213
     7.625%, 07/15/19                                          50            52
     6.375%, 10/01/10 (A)                                     150           149
   -----------------------------------------------------------------------------

   TOTAL GAS/NATURAL GAS                                                  1,597
   =============================================================================

   MACHINERY [1.5%]
   Case New Holland
     9.250%, 08/01/11                                         100           106
     7.125%, 03/01/14                                         100           100
   Cummins
     9.500%, 12/01/10                                         150           158
   Terex
     7.375%, 01/15/14                                         100           100
   Trimas
     9.875%, 06/15/12                                         150           139
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          603
   =============================================================================

   MEDICAL [3.2%]
   Angiotech Pharmaceuticals (A)
     7.750%, 04/01/14                                         100            95
   Bio-Rad Laboratories
     7.500%, 08/15/13                                         100           102
   Biovail
     7.875%, 04/01/10                                         100           100

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   CDRV Investors (B)
     9.558%, 01/01/15                                 $       200   $       148
   Extendicare Health
     6.875%, 05/01/14                                         100           107
   Genesis HealthCare
     8.000%, 10/15/13                                         100           104
   MQ Associates (B)
     13.869%, 08/15/12                                        150            53
   Mylan Laboratories
     5.750%, 08/15/10                                         150           148
   Omnicare
     6.750%, 12/15/13                                         250           243
   Tenet Healthcare
     9.250%, 02/01/15                                         200           193
   -----------------------------------------------------------------------------

   TOTAL MEDICAL                                                          1,293
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [0.2%]
   Vanguard Health Holding
     9.000%, 10/01/14                                         100            97
   =============================================================================

   MISCELLANEOUS BUSINESS SERVICES [2.5%]
   Affinion Group
     11.500%, 10/15/15                                        150           154
   Allied Security Escrow
     11.375%, 07/15/11                                        150           150
   Carriage Services
     7.875%, 01/15/15                                         200           194
   CCM Merger (A)
     8.000%, 08/01/13                                         225           216
   Compagnie Generale de
     Geophysique
     7.500%, 05/15/15                                          50            50
   Integrated Alarm Services
     Group (A)
     12.000%, 11/15/11                                        100            99
   Mobile Services Group
     9.750%, 08/01/14                                         150           154
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  1,017
   =============================================================================

   MISCELLANEOUS MANUFACTURING [0.9%]
   Dresser-Rand Group
     7.375%, 11/01/14                                         133           130
   KI Holdings (B)
     9.972%, 11/15/14                                         250           184
   Maax Holdings (B)
     26.373%, 12/15/12                                        200            74
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                        388
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   PAPER & RELATED PRODUCTS [3.4%]
   Abitibi-Consolidated
     7.750%, 06/15/11                                 $       100   $        92
   Appleton Papers, Ser B
     9.750%, 06/15/14                                         100            99
   Domtar
     7.125%, 08/15/15                                         150           139
   Georgia-Pacific
     7.700%, 06/15/15                                         100           100
   JSG Funding
     9.625%, 10/01/12                                         100           105
   Neenah Paper
     7.375%, 11/15/14                                         150           141
   Newark Group
     9.750%, 03/15/14                                         200           194
   Norampac
     6.750%, 06/01/13                                         100            95
   Norske Skog Canada
     7.375%, 03/01/14                                         250           230
   Smurfit Kappa Funding
     7.750%, 04/01/15                                         150           142
   Verso Paper Holdings (A)
     9.125%, 08/01/14                                          65            65
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                         1,402
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [7.2%]
   Atlas Pipeline Partners
     8.125%, 12/15/15                                         200           204
   Chesapeake Energy
     6.250%, 01/15/18                                         100            93
   Clayton William Energy
     7.750%, 08/01/13                                         150           135
   Comstock Resources
     6.875%, 03/01/12                                         150           143
   Dynegy Holdings
     6.875%, 04/01/11                                         100            97
   El Paso Production Holding
     7.750%, 06/01/13                                         200           204
   Forest Oil
     8.000%, 06/15/08                                         150           154
     8.000%, 12/15/11                                         100           104
   Frontier Oil
     6.625%, 10/01/11                                         150           150
   Giant Industries
     8.000%, 05/15/14                                         200           216
   Pacific Energy
     7.125%, 06/15/14                                         100           102
     6.250%, 09/15/15                                         250           246
   Parker Drilling
     9.625%, 10/01/13                                         150           164
   Plains Exploration & Production
     8.750%, 07/01/12                                         150           159

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Pogo Producing
     6.875%, 10/01/17                                 $       300   $       286
   Pride International
     7.375%, 07/15/14                                         100           103
   Swift Energy
     7.625%, 07/15/11                                         100           100
   Whiting Petroleum
     7.000%, 02/01/14                                         300           292
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        2,952
   =============================================================================

   PRINTING & PUBLISHING [3.3%]
   Dex Media (B)
     8.738%, 11/15/13                                         200           168
   Dex Media East
     9.875%, 11/15/09                                         100           105
   Dex Media West, Ser B
     8.500%, 08/15/10                                         100           103
   Emmis Operating
     6.875%, 05/15/12                                         150           150
   Haights Cross Operating
     11.750%, 08/15/11                                        200           205
   JII Holdings
     13.000%, 04/01/07                                         70            60
   Primedia
     8.000%, 05/15/13                                         100            91
   RH Donnelley
     6.875%, 01/15/13                                         200           182
   RH Donnelley, Ser A-2
     6.875%, 01/15/13                                          50            46
   Sheridan Group
     10.250%, 08/15/11                                        150           152
   Warner Music Group
     7.375%, 04/15/14                                         100            98
   -----------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                            1,360
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Host Marriott, Ser O
     6.375%, 03/15/15                                         150           145
   =============================================================================

   RETAIL [2.7%]
   Asbury Automotive Group
     9.000%, 06/15/12                                         150           154
   Denny's Holdings
     10.000%, 10/01/12                                        150           155
   Group 1 Automotive
     8.250%, 08/15/13                                         100           102
   Jean County Group
     8.500%, 08/01/14                                         150           144
   Landry's Restaurants, Ser B
     7.500%, 12/15/14                                         100            96

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Leslie's Poolmart
     7.750%, 02/01/13                                 $       100   $        99
   NPC International (A)
     9.500%, 05/01/14                                         100            99
   Rite Aid
     8.125%, 05/01/10                                         100           100
   True Temper Sports
     8.375%, 09/15/11                                         150           134
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           1,083
   =============================================================================

   RUBBER & PLASTIC [0.4%]
   Goodyear Tire & Rubber
     9.000%, 07/01/15                                         150           152
   =============================================================================

   SEMI-CONDUCTORS [1.2%]
   Amkor Technology
     9.250%, 06/01/16                                         100            94
   Flextronics International
     6.250%, 11/15/14                                         100            97
   Freescale Semiconductors
     7.125%, 07/15/14                                         200           214
   Sensata Technologies (A)
     8.000%, 05/01/14                                         100            97
   -----------------------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS                                                    502
   =============================================================================

   STEEL & STEEL WORKS [1.4%]
   AK Steel
     7.875%, 02/15/09                                         115           114
     7.750%, 06/15/12                                         200           195
   Gerdau Ameristeel
     10.375%, 07/15/11                                        100           108
   International Steel Group
     6.500%, 04/15/14                                         150           148
   -----------------------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                                565
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [8.5%]
   American Cellular, Ser B
     10.000%, 08/01/11                                        150           157
   American Tower
     7.125%, 10/15/12                                         150           154
   Centennial Communications
     10.125%, 06/15/13                                        100           106
     8.125%, 02/01/14                                          50            49
   Cincinnati Bell
     8.375%, 01/15/14                                         185           187
   Dobson Cellular Systems
     9.875%, 11/01/12                                         230           247

DESCRIPTION                                      FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Dobson Communications (C)
     9.757%, 10/15/12                                 $       250   $       255
   Insight Midwest
     9.750%, 10/01/09                                         200           204
   IPCS
     11.500%, 05/01/12                                        150           168
   Nextel Partners
     8.125%, 07/01/11                                         150           158
   Nordic Telephone (A)
     8.875%, 05/01/16                                          50            53
   NTL Cable
     9.125%, 08/15/16                                         150           155
   PanAmSat
     9.000%, 08/15/14                                          96            99
   Qwest
     7.625%, 06/15/15                                         564           585
     5.625%, 11/15/08                                         100            99
   Rogers Wireless
     9.625%, 05/01/11                                         100           113
     7.250%, 12/15/12                                          50            52
   Rural Cellular
     9.750%, 01/15/10                                         200           201
   Telenet Group Holding (A) (B)
     9.651%, 06/15/14                                          22            19
   Time Warner Telecom Holdings
     9.250%, 02/15/14                                         100           105
   Triton PCS
     8.500%, 06/01/13                                         150           139
   UbiquiTel Operating
     9.875%, 03/01/11                                         150           163
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,468
   =============================================================================

   TRANSPORTATION SERVICES [1.7%]
   American Commercial Lines
     9.500%, 02/15/15                                          97           105
   Kansas City Southern
     9.500%, 10/01/08                                         100           104
   NCL
     10.625%, 07/15/14                                        100            97
   Ship Finance
     8.500%, 12/15/13                                         200           193
   Stena
     7.000%, 12/01/16                                         200           189
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                            688
   =============================================================================

   WASTE DISPOSAL [0.2%]
   Allied Waste North America, Ser B
     7.125%, 05/15/16                                         100            99
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                              FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

   WHOLESALE [0.2%]
   Collins & Aikman Floor Cover, Ser B
     9.750%, 02/15/10                                 $       100   $       100
   =============================================================================

       TOTAL CORPORATE BONDS
         (Cost $39,734)                                                  39,698
       =========================================================================

COMMON STOCK [0.2%]
   COMMERCIAL SERVICES [0.0%]
   Magellan Health Services*                                   69             3
   =============================================================================

   RETAIL [0.2%]
   Crunch Equity Holding*                                      56            57
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $61)                                                          60
       =========================================================================

CASH EQUIVALENTS [1.8%]
   Evergreen Select Money Market,
     Institutional Class, 5.20%**                         373,441           373
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.22%**                                        373,441           373
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $746)                                                        746
       =========================================================================

WARRANTS [0.0%]
   Dayton Superior,
     Expires 06/15/09* (A)                                    100            --
   Diva Systems,
     Expires 03/01/08* (A)                                    600            --
   Pliant, Expires 06/01/10* (A)                              100            --
   -----------------------------------------------------------------------------

       TOTAL WARRANTS
         (Cost $0)                                                           --
       =========================================================================

       TOTAL INVESTMENTS [99.0%]
         (Cost $40,541)                                                  40,504
       =========================================================================

       OTHER ASSETS AND LIABILITIES [1.0%]                                  428
       =========================================================================

   NET ASSETS -- 100.0%                                             $    40,932
   =============================================================================

DESCRIPTION
--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE TOTAL VALUE OF THESE SECURITIES AS OF SEPTEMBER 30, 2006 WAS $4,568 (000) AND REPRESENTS 11.2% OF NET ASSETS.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006.

(D)   IN DEFAULT ON INTEREST PAYMENTS

CL -- CLASS

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

44.7%    Commercial Paper
39.4%    Repurchase Agreements
 5.5%    Certificate of Deposit
 5.5%    U.S. Government Agency Obligations
 3.7%    Corporate Bond
 1.2%    Mortgage-Backed
 0.0%    Cash Equivalent

* Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [45.0%]
      ASSET BACKED SECURITIES [15.5%]
      Amsterdam Funding
         5.260%, 10/05/06                           $     25,000   $     24,986
      Barton Capital
         5.260%, 11/03/06                                 25,000         24,880
      Duke Funding High Grade
         5.285%, 10/23/06                                 25,000         24,919
      Kitty Hawk Funding
         5.255%, 10/20/06                                 25,000         24,931
      Laguna (C)
         5.300%, 12/18/06                                 25,000         24,713
      Premier Asset
         5.260%, 10/20/06                                 10,000          9,972
      Ranger Funding
         5.260%, 10/05/06                                 25,000         24,985
      Windmill Funding
         5.260%, 10/05/06                                 25,000         24,985
      Yorktown Capital (C)
         5.260%, 10/30/06                                 25,000         24,894
      --------------------------------------------------------------------------

      TOTAL ASSET BACKED SECURITIES                                     209,265
      ==========================================================================

      BANKS [7.4%]
      BNP Paribas Finance
         5.245%, 10/11/06                                 25,000         24,964
      Dexia Delaware
         5.225%, 10/06/06                                 25,000         24,982
      Lloyds TSB Bank
         5.250%, 10/02/06                                 25,000         24,996
      Societe Generale
         5.250%, 10/04/06                                 25,000         24,989
      --------------------------------------------------------------------------

      TOTAL BANKS                                                        99,931
      ==========================================================================

      FINANCE AUTO LOANS [5.5%]
      American Honda Finance
         5.220%, 10/11/06                                 25,000         24,964
         5.450%, 01/26/07 (C)                             25,000         25,000
      Toyota Motor Credit
         5.240%, 10/31/06                                 25,000         24,891
      --------------------------------------------------------------------------

      TOTAL FINANCE AUTO LOANS                                           74,855
      ==========================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      FINANCIAL SERVICES [3.7%]
      Citigroup Funding
         5.240%, 10/06/06                           $     25,000   $     24,982
      General Electric Capital
         5.240%, 10/17/06                                 25,000         24,942
      --------------------------------------------------------------------------

      TOTAL FINANCIAL SERVICES                                           49,924
      ==========================================================================

      INSURANCE [3.7%]
      Prudential Funding
         5.230%, 10/02/06                                 25,000         24,996
         5.220%, 10/12/06                                 25,000         24,960
      --------------------------------------------------------------------------

      TOTAL INSURANCE                                                    49,956
      ==========================================================================

      PERSONAL CREDIT INSTITUTIONS [1.8%]
      ING Funding
         5.230%, 10/26/06                                 25,000         24,909
      ==========================================================================

      RETAIL [1.9%]
      Wal-Mart Stores
         5.200%, 10/04/06                                 25,000         24,989
      ==========================================================================

      SECURITY BROKERS & DEALERS [5.5%]
      Bearn Stearns
         5.250%, 10/23/06                                 25,000         24,920
      Merrill Lynch
         5.230%, 10/04/06                                 25,000         24,989
      Morgan Stanley
         5.260%, 10/05/06                                 25,000         24,985
      --------------------------------------------------------------------------

      TOTAL SECURITY BROKERS & DEALERS                                   74,894
      ==========================================================================

           TOTAL COMMERCIAL PAPER
             (Cost $608,723)                                            608,723
           =====================================================================

CERTIFICATES OF DEPOSIT [5.5%]
      Barclays Bank
         5.450%, 10/25/06                                 25,000         25,000
      Deutsche Bank New York
         5.310%, 12/07/06                                 25,000         25,000
      First Tennessee Bank
         5.440%, 10/23/06                                 25,000         25,000
      --------------------------------------------------------------------------

           TOTAL CERTIFICATES OF DEPOSIT
             (Cost $75,000)                                              75,000
           =====================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONTINUED)

DESCRIPTION                              FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [5.5%]
      FHLB
         4.550%, 12/29/06                           $      5,000   $      5,000
         4.600%, 01/08/07                                  5,000          5,000
         4.580%, 02/07/07                                  5,000          5,000
         5.490%, 02/22/07                                  5,000          5,000
         5.200%, 02/22/07                                  5,000          5,000
         5.080%, 02/22/07                                 10,000          9,979
         4.870%, 03/12/07                                  5,000          5,000
         4.250%, 04/16/07                                  5,000          4,977
         5.500%, 07/27/07 (B)                              5,000          5,000
         5.550%, 08/08/07                                  5,000          5,000
         5.250%, 10/26/07                                  5,000          5,000
      FNMA
         4.750%, 01/02/07                                  5,000          4,991
         4.000%, 02/28/07                                 10,000          9,947
      --------------------------------------------------------------------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $74,894)                                              74,894
           =====================================================================

CORPORATE BONDS [3.7%]

      BANKS [1.8%]
      Bank of America
         5.310%, 11/07/06                                 25,000         25,000
      ==========================================================================

      FINANCIAL SERVICES [1.9%]
      SLM, Ser A, MTN
         5.625%, 04/10/07                                 25,000         25,022
      ==========================================================================

           TOTAL CORPORATE BONDS
             (Cost $50,022)                                              50,022
           =====================================================================

MORTGAGE-BACKED SECURITY [1.2%]
      Capital Auto Receivable Asset
         Trust, Ser 06, Cl SN-1,
         5.440%, 09/20/07                                 16,194         16,194
      --------------------------------------------------------------------------

           TOTAL MORTGAGE-BACKED SECURITY
             (Cost $16,194)                                              16,194
           =====================================================================

CASH EQUIVALENT [0.0%]
      Fidelity Institutional Domestic
         Money Market Portfolio,
         Cl I, 5.22%*                                    202,758            203
      --------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $203)                                                    203
           =====================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (D) [39.6%]
      Banc of America
         5.330%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $125,055,521
         (collateralized by a U.S.
         Goverment obligation;
         par value $155,544,026,
         5.000%, 03/01/35; with
         total market value
         $127,500,000)                              $    125,000   $    125,000
      Barclay Bank
         5.350%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price, $135,260,277
         (collateralized by U.S.
         Government obligations,
         ranging in par value
         $3,026,075-$150,000,000,
         4.929%-6.444%, 02/01/23-
         09/01/36; with total market
         value $137,904,001)                             135,200        135,200
      Bear Stearns
         5.370%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $125,055,937
         (collateralized by various U.S.
         Government obligations,
         ranging in par value
         $4,825,844-$12,325,000,
         5.000%-7.000%, 12/01/18-
         10/01/36; with total market
         value $127,502,530)                             125,000        125,000
      Lehman Brothers
         5.380%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $25,011,208
         (collateralized by a U.S.
         Government obligation,
         par value $25,235,000,
         6.000%, 09/01/36;
         with total market
         value $25,502,325)                               25,000         25,000

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

      Nomura
         5.400%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $125,056,250
         (collateralized by various U.S.
         Government obligations,
         ranging in par value
         $1,896,666-$150,000,000,
         3.969%-6.971%, 03/01/18-
         09/01/36; with total market
         value $127,500,000)                        $    125,000   $    125,000
      --------------------------------------------------------------------------

           TOTAL REPURCHASE AGREEMENTS
             (Cost $535,200)                                            535,200
           =====================================================================

           TOTAL INVESTMENTS [100.5%]
             (Cost $1,360,236)                                        1,360,236
           =====================================================================

           OTHER ASSETS AND LIABILITIES [-0.5%]                          (7,346)
           =====================================================================

NET ASSETS -- 100.0%                                               $  1,352,890
================================================================================

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $74,607, REPRESENTING 5.5% OF THE NET ASSETS OF THE FUND.

(D)   TRI-PARTY REPURCHASE AGREEMENT

*     RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTING (UNAUDITED)*:

63.1%    U.S. Government Agency Obligations
36.9%    Repurchase Agreements

* Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [64.9%]
      FFCB (A)
         5.100%, 10/02/06                           $     50,000   $     49,993
         5.100%, 10/03/06                                155,000        154,956
         5.070%, 10/04/06                                 50,000         49,979
         5.120%, 10/06/06                                 32,660         32,637
      FHLB
         5.130%, 10/02/06 (A)                             81,250         81,238
         5.090%, 10/03/06 (A)                            300,000        299,915
         5.080%, 10/04/06 (A)                            100,000         99,958
         5.000%, 10/13/06                                 25,000         25,000
         5.170%, 10/18/06 (A)                            100,000         99,757
         5.130%, 10/20/06 (A)                             50,000         49,865
         4.550%, 12/29/06                                 25,000         25,000
         4.600%, 01/08/07                                 25,000         25,000
         5.250%, 01/16/07                                 25,000         25,000
         4.580%, 02/07/07                                 25,000         25,000
         5.490%, 02/22/07                                 25,000         25,000
         5.200%, 02/22/07                                 25,000         25,000
         5.080%, 02/22/07                                 25,000         24,947
         4.870%, 03/12/07                                 25,000         25,000
         4.250%, 04/16/07                                 20,000         19,909
         4.625%, 05/18/07                                 36,010         35,883
         5.500%, 07/27/07 (B)                             25,000         25,000
         5.550%, 08/08/07                                 25,000         25,000
         5.375%, 08/28/07                                 10,000         10,000
         5.320%, 09/14/07                                 25,000         25,000
         5.500%, 10/02/07                                 25,000         25,000
         5.260%, 10/23/07                                 25,000         25,000
         5.250%, 10/26/07                                 37,060         37,060
      FNMA
         4.750%, 01/02/07                                 42,997         42,920
         2.500%, 01/30/07                                  5,300          5,251
         4.000%, 02/28/07                                 25,000         24,866
      --------------------------------------------------------------------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $1,444,134)                                        1,444,134
           =====================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) [37.9%]
      Bank of America
         5.330%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $150,066,625
         (collaterized by U.S.
         Government obligations,
         ranging in par value
         $32,250,307-$153,855,805,
         5.000%, 03/01/35-07/01/35;
         with total market value
         $153,000,000)                              $    150,000   $    150,000
      Barclay Bank
         5.350%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $193,286,135
         (collateralized by U.S.
         Government obligations,
         ranging in par value
         $40,826,933-$61,183, 315,
         5.000%-6.592%, 07/01/20-
         06/01/36; with total market
         value $197,064,001)                             193,200        193,200
      Bear Stearns Inc. & Co.
         5.370%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $175,078,312
         (collateralized by U.S. Treasury
         obligations, ranging in par value
         $1,465,000-$11,897,393,
         4.500%-7.500%, 04/01/13-
         09/01/36, with total market
         value $178,502,511)                             175,000        175,000
      Deutsche Bank
         5.330%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $100,044,417
         (collateralized by U.S.
         Government obligations,
         ranging in par value
         $20,764,040-$43,000,000,
         5.000%-6.500%, 08/25/15-
         08/25/32; with total market
         value $102,000,001)                             100,000        100,000

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 49
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND  (CONCLUDED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Lehman Brothers
         5.380%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $25,011,208
         (collateralized by U.S.
         Government obligation,
         par value $25,235,000,
         6.000%, 09/01/36; with
         total market value
         $25,502,325)                               $     25,000   $     25,000
      Nomura
         5.400%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $150,067,500
         (collaterized by U.S.
         Government obligations,
         ranging in par value
         $455,000-$100,000,000,
         4.002%-7.661%, 06/01/16-
         05/01/36; with total market
         value $153,000,001)                             150,000        150,000
      UBS Warburg
         5.300%, dated 09/29/06,
         repurchased on 10/02/06,
         repurchase price $50,022,083
         (collateralized by U.S.
         Government obligations,
         ranging in par value
         $7,490,000-$33,010,867,
         5.500%-6.500%, 11/01/34-
         08/01/36; with total market
         value $51,002,935)                               50,000         50,000
      --------------------------------------------------------------------------

           TOTAL REPURCHASE AGREEMENTS
             (Cost $843,200)                                            843,200
           =====================================================================

           TOTAL INVESTMENTS [102.8%]
             (Cost $2,287,334)                                        2,287,334
           =====================================================================

           OTHER ASSETS AND LIABILITIES [-2.8%]                         (61,867)
           =====================================================================

      NET ASSETS -- 100.0%                                         $  2,225,467
      ==========================================================================

DESCRIPTION
--------------------------------------------------------------------------------

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

13.9%    General Revenue
12.9%    General Obligation
11.3%    Water
10.6%    Housing
10.2%    Power
 8.9%    Industrial Development
 7.4%    Utilities
 7.1%    Education
 7.0%    Transportation
 4.7%    Public Facilities
 4.4%    Healthcare
 1.1%    Commercial Paper
 0.5%    Equipment

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BOND [97.5%]
      CALIFORNIA [96.4%]
      ABAG, Finance Authority for
         Non-Profit Corporations,
         Hamlin School Project,
         Ser A, GO (A) (B) (C)
         3.610%, 08/01/32                           $      1,500   $      1,500
      ABAG, Finance Authority for
         Non-Profit Corporations,
         Public Policy Institute,
         Ser A, RB (A) (B) (C)
         3.610%, 11/01/31                                  2,955          2,955
      ABAG, Finance Authority for
         Non-Profit Corporations,
         School of the Sacred Heart,
         Ser B, RB (A) (B) (C)
         3.750%, 06/01/30                                  8,100          8,100
      ABAG, Finance Authority for
         Non-Profit Corporations,
         Ser C, COP (A) (B) (C)
         3.700%, 10/01/27                                  9,710          9,710
      ABAG, Finance Authority for
         Non-Profit Corporations,
         Ser D, COP (A) (B) (C)
         3.700%, 10/01/27                                  2,500          2,500
      ABAG, Financial Authority for
         Non-Profit Corporations,
         Jewish Community Center
         Project, RB (A) (B) (C)
         3.790%, 11/15/31                                 13,270         13,270
      Anaheim, Multi-Family Housing
         Authority, Heritage Village
         Apartments Project, Ser A,
         RB (A) (B) (D)
         3.610%, 07/15/33                                  4,685          4,685
      Berkeley, Unified School
         District, TRAN
         4.500%, 11/01/06                                  6,000          6,008

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Berkeley, YMCA Project,
         RB (A) (B) (C)
         3.610%, 06/01/23                           $      1,850   $      1,850
      Califonia State, Community
         College Financing Authority,
         Ser A, TRAN, FSA
         4.500%, 06/29/07                                  4,500          4,528
      California State, Bay Area Toll
         Authority, San Francisco
         Bay Area Project, Ser A,
         RB, AMBAC (A) (B)
         3.580%, 04/01/39                                 12,800         12,800
      California State, Daily
         Kindergarten University,
         Ser A-5, GO (A) (B) (C)
         3.600%, 05/01/34                                  8,000          8,000
      California State, Daily
         Kindergarten University,
         Ser B-1, GO (A) (B) (C)
         3.650%, 05/01/34                                  3,400          3,400
      California State, Department of
         Water Resource & Power,
         Ser A, RB, MBIA (A) (B)
         5.250%, 05/01/07                                  2,590          2,614
      California State, Department of
         Water Resource & Power,
         Ser B-1, RB (A) (B) (C)
         3.800%, 05/01/22                                  6,000          6,000
      California State, Department of
         Water Resource & Power,
         Ser B-2, RB (A) (B) (C)
         3.660%, 05/01/22                                  5,870          5,870
      California State, Department of
         Water Resource & Power,
         Ser C-15, RB (A) (B) (C)
         3.650%, 05/01/22                                  5,000          5,000
      California State, Department of
         Water Resource & Power,
         Sub-Ser F-2, RB (A) (B) (C)
         3.700%, 05/01/20                                  2,000          2,000
      California State, Department of
         Water Resource & Power,
         Sub-Ser G-3, RB, FSA (A) (B)
         3.590%, 05/01/16                                  1,050          1,050
      California State, Department of
         Water Resource & Power,
         Sub-Ser G-4, RB, FSA (A) (B)
         3.600%, 05/01/16                                 10,000         10,000
      California State, Department of
         Water Resourse & Power,
         Ser B-6, RB (A) (B) (C)
         3.650%, 05/01/22                                  1,200          1,200

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      California State, Economic
         Development Financing
         Authority, KQED Project,
         RB (A) (B) (C)
         3.570%, 04/01/20                           $      1,300   $      1,300
      California State, Economic
         Recovery Authority,
         Ser C-1, RB (A) (B)
         3.650%, 07/01/23                                  3,250          3,250
      California State, Economic
         Recovery Authority,
         Ser C-10, RB (A) (B) (C)
         3.600%, 07/01/23                                  7,810          7,810
      California State, Economic
         Recovery Authority,
         Ser C-12, RB (A) (B)
         3.580%, 07/01/23                                  1,100          1,100
      California State, Economic
         Recovery Authority,
         Ser C-13, RB, XLCA (A) (B)
         3.680%, 07/01/23                                  5,000          5,000
      California State, Economic
         Recovery Authority,
         Ser C-3, RB (A) (B)
         3.650%, 07/01/23                                  2,485          2,485
      California State, Economic
         Recovery Authority,
         Ser C-7, RB (A) (B) (C)
         3.600%, 07/01/23                                  5,350          5,350
      California State, Economic
         Recovery Authority,
         Ser C-8, RB (A) (B) (C)
         3.650%, 07/01/23                                  3,000          3,000
      California State, Educational
         Facilities Authority, Chapman
         University Project,
         RB (A) (B) (C)
         3.570%, 12/01/30                                  1,000          1,000
      California State, Educational
         Facilities Authority, University
         San Francisco, RB (A) (B) (C)
         3.500%, 05/01/30                                  5,200          5,200
      California State, Health Facilities
         Finance Authority, Adventist
         Health Systems Project,
         Ser B, RB (A) (B) (C)
         3.800%, 09/01/25                                  4,400          4,400
      California State, Health Facilities
         Finance Authority, Adventist
         Hospital Project,
         Ser B, RB, MBIA (A) (B)
         3.790%, 09/01/28                                  1,200          1,200

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      California State, Infrastructure &
         Economic Authority, Asian Art
         Museum Foundation Project,
         RB, MBIA (A) (B)
         3.790%, 06/01/34                           $     14,000   $     14,000
      California State, Infrastructure &
         Economic Authority, Colburn
         School Project, Ser B,
         RB (A) (B) (C)
         3.600%, 08/01/37                                  3,655          3,655
      California State, Infrastructure &
         Economic Authority, J Paul
         Getty Trust Project,
         Ser D, RB (A)
         3.250%, 04/01/33                                 10,000         10,000
      California State, Ser A-3, GO
         3.650%, 05/01/33                                 14,000         14,000
      California State, Ser B,
         Sub-Ser B-1, GO (A) (B) (C)
         3.590%, 05/01/40                                 15,000         15,000
      California State, Ser B,
         Sub-Ser B-6, GO (A) (B) (C)
         3.650%, 05/01/40                                  8,700          8,700
      California State, Ser B-1,
         GO (A) (B) (C)
         3.580%, 05/01/33                                  7,000          7,000
      California State, Weekly
         Kindgarten University,
         Ser B-5, GO (A) (B) (C)
         3.590%, 05/01/34                                 11,525         11,525
      California Statewide,
         Communities Development
         Authority, Childrens
         Hospital Project, Ser A, RB,
         AMBAC (A) (B)
         3.580%, 08/15/32                                  1,300          1,300
      California Statewide,
         Communities Development
         Authority, Childrens Hospital
         Project, Ser B, RB,
         AMBAC (A) (B)
         3.580%, 08/15/32                                  1,800          1,800
      California Statewide,
         Communities Development
         Authority, North Peninsula
         Jewish Project, RB (A) (B) (C)
         3.790%, 07/01/34                                  6,300          6,300
      California Statewide,
         Communities Development
         Authority, Monterey County
         Project, Ser A-3, TRAN
         4.500%, 06/29/07                                  5,000          5,033

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Corona, Multi-Family Housing
         Authority, Country Hills
         Project, Ser A, RB (A) (B) (D)
         3.600%, 02/01/25                           $      6,475   $      6,475
      East Bay, Municipal Utilities
         District Authority,
         Ser A, RB, FSA (A) (B)
         3.570%, 06/01/25                                  5,220          5,220
      East Bay, Municipal Utilities
         District Authority,
         Sub-Ser 1, RB,
         XLCA (A) (B)
         3.580%, 06/01/38                                  6,700          6,700
      East Bay, Municipal Utilities
         District Authority,
         Sub-Ser B-1, RB,
         XLCA (A) (B)
         3.580%, 06/01/38                                 14,965         14,965
      East Bay, Municipal Utilities
         District Authority,
         Sub-Ser B-3, RB,
         XLCA (A) (B)
         3.600%, 06/01/38                                  4,985          4,985
      Eastern California, Municipal
         Water District, COP,
         Ser B, TA, FGIC (A) (B)
         3.600%, 07/01/20                                  5,000          5,000
      Fremont, Family Center Finance
         Project, COP (A) (B) (C)
         3.600%, 08/01/28                                  4,300          4,300
      Fremont, Office Building
         Improvement & Fire
         Equipment Project,
         COP (A) (B) (C)
         3.600%, 08/01/30                                  3,345          3,345
      Fresno, Multi-Family Housing
         Authority, Stonepine
         Apartment Project,
         Ser A, RB (A) (B) (D)
         3.600%, 02/15/31                                  2,095          2,095
      Fresno, Palm Lakes Apartment
         Project, RB (A) (B) (C)
         3.700%, 05/01/15                                  3,615          3,615
      Glendale, Police Building
         Project, COP (A) (B)
         3.680%, 06/01/30                                 19,600         19,600
      Grant, Joint Union High School
         District, School Facility
         Bridge Funding Project,
         COP, FSA (A) (B)
         3.600%, 09/01/34                                  1,000          1,000

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Huntington Beach, Union High
         School District, School
         Facility Bridge Funding
         Project, COP, FSA (A) (B)
         3.600%, 09/01/28                           $      1,890   $      1,890
      Irvine Ranch, Water District
         #140-240-105-250,
         GO (A) (B) (C)
         3.650%, 04/01/33                                  4,525          4,525
      Irvine Ranch, Water District,
         GO (A) (B) (C)
         3.650%, 01/01/21                                  9,000          9,000
      Irvine, Improvement Board, Act
         1915 Project, District #03-19,
         Ser B, SAB (A) (B)
         3.650%, 09/02/29                                  2,000          2,000
      Irvine, Improvement Board, Act
         1915 Project, District #05-21,
         Ser A, RB (A) (B) (C)
         3.650%, 09/02/31                                 12,000         12,000
      Irvine, Improvement Board, Act
         1915 Project, District #87-8,
         SAB (A) (B) (C)
         3.650%, 09/02/24                                  1,100          1,100
      Irvine, Improvement Board, Act
         1915 Project, District #93-14,
         SAB (A) (B) (C)
         3.650%, 09/02/25                                 16,670         16,670
      Kern County, TRAN
         4.500%, 06/29/07                                  5,000          5,036
      Kings County, Multi-Family
         Housing Authority, Edgewater
         Isle Apartments Project,
         Ser A, RB (A) (B) (D)
         3.600%, 02/15/31                                 13,410         13,410
      Lemon Grove, Multifamily
         Housing, Hillside Terrace
         Project, RB (A) (B) (D)
         3.600%, 02/15/31                                  4,955          4,955
      Lodi, Electric System Authority,
         Ser A, COP, MBIA (A) (B)
         3.580%, 07/01/32                                  9,360          9,360
      Los Angeles County, Multi-
         Family Housing Authority,
         Malibu Canyon Apartments
         Project, Ser B, RB (A) (B) (C)
         3.620%, 06/01/10                                  8,000          8,000
      Los Angeles County, Sanitation
         Districts Financing Authority,
         Capital Project, Ser A, RB, FSA
         5.000%, 10/01/06                                  1,210          1,210

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Los Angeles County,
         Ser A, TRAN
         4.500%, 06/29/07                           $     13,000   $     13,093
      Los Angeles, Department of
         Water & Power, Sub-Ser B-1,
         RB (A) (B)
         3.680%, 07/01/35                                 11,000         11,000
      Los Angeles, Department of
         Water & Power, Sub-Ser B-3,
         RB (A) (B)
         3.640%, 07/01/35                                  3,600          3,600
      Los Angeles, Department of
         Water, Sub-Ser -2, RB (A) (B)
         3.650%, 07/01/35                                  2,000          2,000
      Los Angeles, Metropolitan
         Transit Commission, Ser A,
         RB, FGIC (A) (B)
         3.570%, 07/01/12                                  5,330          5,330
      Los Angeles, Metropolitan
         Transportation Authority,
         Proposition C, Ser A, RB,
         MBIA (A) (B)
         3.600%, 07/01/20                                 11,015         11,015
      Los Angeles, Samuel A Fryer
         Vavney, Ser A, COP
         (A) (B) (C)
         3.570%, 08/01/21                                  7,000          7,000
      Los Angeles, Unified School
         District, Administration
         Building Project, Ser A,
         COP, AMBAC (A) (B)
         3.600%, 10/01/24                                  8,365          8,365
      Los Angeles, Wastewater
         Systems, Sub-Ser B-1,
         RB, XLCA (A) (B)
         3.520%, 06/01/28                                  4,480          4,480
      Los Angeles, Water & Power
         Resource Authority,
         Power System Project,
         Sub-Ser A-7, RB (A) (B)
         3.590%, 07/01/35                                 15,000         15,000
      Los Angeles, Water & Power
         Resource Authority,
         Sub-Ser B-2, RB (A) (B)
         3.650%, 07/01/34                                  2,000          2,000
      Los Angeles, Water & Power
         Resource Authority,
         Sub-Ser B-6, RB (A) (B)
         3.790%, 07/01/34                                  9,675          9,675
      Los Angeles, Water & Power
         Resource Authority,
         Subser B-3, RB (A) (B)
         3.700%, 07/01/34                                 10,700         10,700

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Moorpark, Unified School
         District, Ser A, COP,
         FSA (A) (B)
         3.600%, 11/01/28                           $      1,000   $      1,000
      Newport Beach, Hoag
         Memorial Hospital,
         Ser A, RB (A) (B)
         3.670%, 10/01/26                                  5,700          5,700
      Newport Beach, Hoag
         Memorial Hospital,
         Ser B, RB (A) (B)
         3.670%, 10/01/26                                  1,045          1,045
      Newport Beach, Hoag
         Memorial Hospital,
         Ser C, RB (A) (B)
         3.670%, 10/01/26                                  7,870          7,870
      Oakland, Capital Equipment
         Project, COP (A) (B) (C)
         3.680%, 12/01/15                                  3,890          3,890
      Oakland-Alameda County,
         Coliseum Project, Ser C-1,
         RB (A) (B) (C)
         3.630%, 02/01/25                                 15,000         15,000
      Orange County, Apartment
         Development Authority,
         Bear Brand Apartments
         Project, RB (A) (B) (D)
         3.580%, 11/01/07                                  1,900          1,900
      Orange County, Apartment
         Development Authority,
         Hidden Hills Project,
         Ser C, RB (A) (B)
         3.620%, 11/01/09                                  3,200          3,200
      Orange County, Apartment
         Development Authority,
         Larkspur Canyon Apartments,
         Ser A, RB (A) (B) (D)
         3.590%, 06/15/37                                  1,200          1,200
      Orange County, Apartment
         Development Authority,
         Riverbend Apartments
         Project, Ser B, RB (A) (B) (D)
         3.590%, 12/01/29                                  5,000          5,000
      Orange County, Apartment
         Development Authority,
         Seaside Meadow Project,
         Ser C, RB (A) (B) (D)
         3.580%, 08/01/08                                  8,000          8,000
      Orange County, Sanitation
         District Authority,
         Ser A, COP (A) (B)
         3.650%, 08/01/29                                 11,755         11,755

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 54
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Orange County, Sanitation
         District Authority,
         Ser B, COP (A) (B)
         3.650%, 08/01/30                           $      1,300   $      1,300
      Orange County, Water
         District Authority,
         Ser A, COP (A) (B)
         3.570%, 08/01/42                                  2,800          2,800
      Pasadena, Public Financing
         Authority, Rose Bowl
         Refinancing & Improvement
         Project, RB (A) (B) (C)
         3.550%, 12/01/23                                  5,000          5,000
      Riverside County, Ser C,
         COP (A) (B) (C)
         3.650%, 12/01/15                                 15,700         15,700
      Riverside, Unified School
         District, Ser C, School
         Facility Bridge Funding
         Project, COP, FSA (A) (B)
         3.600%, 09/01/27                                  1,610          1,610
      Sacramento County, Housing
         Authority, Bent Tree
         Apartments Project,
         Ser A, RB (A) (B) (D)
         3.600%, 02/15/31                                  2,500          2,500
      Sacramento County, TRAN
         4.500%, 07/17/07                                  7,000          7,048
      San Bernardino County,
         Housing Authority, Alta Loma
         Heritage Project, Ser A,
         RB (A) (B) (C)
         3.620%, 02/01/23                                  1,354          1,354
      San Diego County, School
         District, Ser A, TRAN
         4.500%, 07/27/07                                  6,000          6,038
      San Diego, Museum of Art
         Project, COP (A) (B) (C)
         3.750%, 09/01/30                                  1,400          1,400
      San Diego, Unified School
         District, Ser A, TRAN
         4.500%, 07/24/07                                  4,000          4,025
      San Francisco (City & County),
         Housing Authority, Bayside
         Village Project D, Ser A,
         RB (A) (B) (C)
         3.620%, 12/01/16                                  6,000          6,000
      San Francisco City & County,
         Moscone Center Expansion
         Project, Ser 2, RB,
         AMBAC (A) (B)
         3.580%, 04/01/30                                  1,150          1,150

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      San Francisco, Bay Area Toll
         Authority, Ser A, RB,
         AMBAC (A) (B)
         3.580%, 04/01/36                           $     15,850   $     15,850
      San Francisco, Bay Area Toll
         Authority, Ser C, RB,
         AMBAC (A) (B)
         3.570%, 04/01/25                                  5,650          5,650
      San Francisco, Building Authority,
         Civic Center Complex Project,
         Ser A, RB, AMBAC
         Pre-Refunded @ 102 (F)
         5.250%, 12/01/16                                  1,000          1,023
      San Jose, Redevelopment
         Agency, Merged Area
         Redevelopment Project,
         Ser A, RB (A) (B) (C)
         3.570%, 07/01/26                                  3,100          3,100
      Santa Barbara County, Schools
         Financing Authority, TRAN
         4.500%, 06/29/07                                  2,000          2,012
      Santa Clara County, Financing
         Authority, VMC Facility
         Replacement Project,
         Ser B, RB (A) (B)
         3.600%, 11/15/25                                 12,375         12,375
      Santa Clara Valley,
         Transportation Authority,
         Ser A, RB, AMBAC (A) (B)
         3.600%, 06/01/26                                  6,300          6,300
      Santa Cruz County, TRAN
         4.500%, 06/29/07                                  5,000          5,031
      South Coast, Local Education
         Agencies, Ser A, TRAN
         4.500%, 06/29/07                                  2,000          2,015
      Southern California,
         Metro Water District
         Authority, Waterworks
         Authorization, Ser B-4 (A) (B)
         3.570%, 07/01/35                                  5,000          5,000
      Southern California,
         Metropolitan Water District
         Authority, Ser B, RB (A) (B)
         3.580%, 07/01/27                                  2,100          2,100
      Southern California,
         Metropolitan Water District
         Authority, Ser B-3, RB (A) (B)
         3.650%, 07/01/35                                  8,600          8,600
      Southern California,
         Metropolitan Water District
         Authority, Ser C-2, RB (A) (B)
         3.600%, 07/01/36                                  4,650          4,650

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 55
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Southern California,
         Metropolitan Water District
         Authority, Water Works
         Authorization, Ser B,
         RB (A) (B)
         3.580%, 07/01/28                           $      4,000   $      4,000
      Southern California,
         Metropolitan Water District,
         Ser A, RB (A) (B)
         3.640%, 07/01/25                                  3,800          3,800
      Southern California,
         Metropolitan Water District,
         Ser C-1, RB (A) (B)
         3.570%, 07/01/30                                  5,000          5,000
      Southern California,
         Metropolitan Water District,
         Ser C-3, RB (A) (B)
         3.570%, 07/01/30                                  6,200          6,200
      Southern California,
         Public Power Authority,
         Southern Transmission Project,
         RB, AMBAC (A) (B) (C)
         3.580%, 07/01/19                                  8,000          8,000
      State of California, Economic
         Recovery Authority,
         Ser C-2, RB (A) (B) (D)
         3.650%, 07/01/23                                  2,250          2,250
      State of California,
         Ser B-3, GO (A) (B) (C)
         3.600%, 05/01/33                                  6,100          6,100
      Sunnyvale, Government Center
         Site Acquisition Project,
         Ser A, COP, AMBAC (A) (B)
         3.610%, 04/01/31                                  4,300          4,300
      Three Valleys, Municipal Water
         District Authority, Miramar
         Water Treatment Project,
         COP (A) (B) (C)
         3.710%, 11/01/14                                  4,700          4,700
      Turlock, Irrigation District,
         Capital Improvement &
         Refunding Project,
         COP (A) (B) (C)
         3.790%, 01/01/31                                  9,350          9,350
      Upland, Community
         Redevelopment Authority,
         Sunset Ridge & Village
         Apartments Project,
         RB (A) (B) (C)
         3.590%, 12/01/29                                  6,700          6,700
      Ventura County, TRAN
         4.500%, 07/02/07                                  2,500          2,515

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

      Westminster, Civic Center
         Refinancing Program,
         Ser A, COP, AMBAC (A) (B)
         3.610%, 06/01/22                           $      2,900   $      2,900
      Yolo County, Multi-Family
         Housing Authority, Primero
         Grove Project, Ser A,
         RB (A) (B) (C)
         3.570%, 11/01/27                                 10,485         10,485
      --------------------------------------------------------------------------

      TOTAL CALIFORNIA                                                  793,653
      ==========================================================================

      MASSACHUSETTS [0.6%]
      Massachusetts State, Development &
         Finance Agency, Harvard
         University Project,
         Ser B-1, RB (A) (B)
         3.750%, 07/15/36                                  5,000          5,000
      ==========================================================================

      WASHINGTON [0.5%]
      Seattle, Municipal Light &
         Power Authority,
         RB (A) (B) (C)
         3.700%, 06/01/21                                  4,300          4,300
      ==========================================================================

           TOTAL MUNICIPAL BOND
             (Cost $802,953)                                            802,953
           =====================================================================

      COMMERCIAL PAPER (E) [1.1%]
      California State
         3.470%, 10/03/06                                  9,000          9,000
      ==========================================================================

           TOTAL INVESTMENTS [98.6%]
             (Cost $811,953)                                            811,953
           =====================================================================

           OTHER ASSETS AND LIABILITIES [1.4%]                           11,670
           =====================================================================

      NET ASSETS -- 100.0%                                         $    823,623
      ==========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 56
schedule of investments

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(E)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(F)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

COP -- CERTIFICATE OF PARTICIPATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSISTANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

SAB -- SPECIAL ASSESSMENT BOND

SER -- SERIES

TA -- TAX ALLOCATION

TRAN -- TAX & REVENUE ANTICIPATION NOTE

XLCA -- XL CAPITAL ASSURANCE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 57
statements of assets and liabilities (000)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                Large Cap Value   Large Cap Growth   RCB Small Cap    Technology
                                                                  Equity Fund       Equity Fund       Value Fund     Growth Fund
                                                                ------------------------------------------------------------------
ASSETS:
    Cost of securities (including repurchase agreements)          $    88,821       $    41,894       $    56,814     $    2,490
---------------------------------------------------------------------------------------------------------------------------------
    Investments in securities at value                            $   106,039       $    46,013       $    66,466     $    2,682
    Repurchase agreements at value                                         --                --             3,053             --
    Receivable for investment securities sold                           2,830             1,330               274             --
    Income receivable                                                     136                28               114              1
    Receivable for capital shares sold                                    102                31                 1              2
    Prepaid Expenses                                                        1                 1                 1             --
---------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                   109,108            47,403            69,909          2,685
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
    Payable for investment securities purchased                         2,851             1,140                --             --
    Payable for income distributions                                      110                16                --             --
    Payable for capital shares redeemed                                     6                --                55             --
    Investment adviser fees payable                                        53                25                49              2
    Shareholder servicing fees payable                                     24                12                56              1
    Administrative fees payable                                             5                 2                 3             --
    Accrued expenses                                                        9                 3                 5             --
---------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                3,058             1,198               168              3
---------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                    $   106,050       $    46,205       $    69,741     $    2,682
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Paid-in-Capital
       (unlimited authorization --  $0.01 par value)              $    83,636       $    45,086       $    55,935     $    3,995
    Undistributed (distributions in excess of)
       net investment income                                               (2)               (1)                3             --
    Accumulated net realized gain (loss) on investments                 5,198            (2,999)            1,098         (1,505)
    Net unrealized appreciation on investments                         17,218             4,119            12,705            192
---------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                    $   106,050       $    46,205       $    69,741     $    2,682
---------------------------------------------------------------------------------------------------------------------------------

Institutional Shares ($Dollars):
    Net Assets                                                    $92,945,293       $35,842,162       $13,435,095     $1,244,724
    Total shares outstanding at end of year                         8,971,363         4,622,315           475,646        289,773
    Net asset value, offering and redemption price per share
       (net assets / shares outstanding)                          $     10.36       $      7.75       $     28.25     $     4.30

Class A Shares ($Dollars):
    Net Assets                                                    $13,104,250       $10,363,242       $10,470,133     $1,437,152
    Total shares outstanding at end of year                         1,266,627         1,350,243           374,234        339,378
    Net asset value, offering and redemption price per share
       (net assets / shares outstanding)                          $     10.35       $      7.68       $     27.98     $     4.23

Class R Shares ($Dollars):
    Net Assets                                                    $        --       $        --       $45,835,513     $       --
    Total shares outstanding at end of year                                --                --         1,640,798             --
    Net asset value and redemption price per share
       (net assets / shares outstanding)                          $        --       $        --       $     27.93     $       --
    Maximum offering price per share
       (net asset value / 96.50%)                                 $        --       $        --       $     28.94     $       --

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58
statements of assets and liabilities (000)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                                                      California
                                                                   Corporate         Government       Tax Exempt      High Yield
                                                                   Bond Fund         Bond Fund         Bond Fund       Bond Fund
                                                                ------------------------------------------------------------------
ASSETS:
    Cost of securities                                          $    57,427         $    37,369       $    26,847     $    40,541
----------------------------------------------------------------------------------------------------------------------------------
    Investments in securities at value                          $    57,052         $    37,137       $    26,924     $    40,504
    Cash                                                                 12                  --                 1              --
    Receivable for investment securities sold                            --                  --                --             152
    Income receivable                                                   704                 313               349             903
    Receivable for capital shares sold                                   17                 121                --               3
    Prepaid Expenses                                                      1                   1                --               1
----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                  57,786              37,572            27,274          41,563
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
    Payable for investment securities purchased                         962                  --                --             475
    Payable for income distributions                                    159                  96                43             101
    Payable for capital shares redeemed                                   5                  --                11               5
    Investment adviser fees payable                                      19                  10                 3              22
    Shareholder servicing fees payable                                   12                   8                 6              13
    Administrative fees payable                                           3                   2                 1               2
    Accrued expenses                                                      4                   3                 2               3
    Payable to custodian                                                 --                  --                --              10
----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                              1,164                 119                66             631
----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                  $    56,622         $    37,453       $    27,208     $    40,932
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Paid-in-Capital
       (unlimited authorization -- $0.01 par value)             $    57,332         $    38,099       $    27,174     $    42,224
    Undistributed net investment income                                   1                   1                --              --
    Accumulated net realized loss on investments                       (336)               (415)              (43)         (1,255)
    Net unrealized appreciation (depreciation)
       on investments                                                  (375)               (232)               77             (37)
----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                  $    56,622         $    37,453       $    27,208     $    40,932
----------------------------------------------------------------------------------------------------------------------------------

Institutional Shares ($Dollars):
    Net Assets                                                  $55,290,256         $35,670,498       $26,073,962     $20,887,459
    Total shares outstanding at end of year                       5,438,882           3,470,224         2,544,904       2,332,240
    Net asset value, offering and redemption price per share
       (net assets / shares outstanding)                        $     10.17         $     10.28       $     10.25     $      8.96

Class A Shares ($Dollars):
    Net Assets                                                  $ 1,332,049         $ 1,782,407       $ 1,134,367     $20,044,571
    Total shares outstanding at end of year                         130,949             173,035           110,426       2,238,216
    Net asset value, offering and redemption price per share
       (net assets / shares outstanding)                        $     10.17         $     10.30       $     10.27     $      8.96

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 59
statements of assets and liabilities (000)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                                                       California
                                                                     Prime           Government        Tax Exempt
                                                                     Money             Money              Money
                                                                  Market Fund       Market Fund        Market Fund
                                                                -----------------------------------------------------
ASSETS:
    Cost of securities (including repurchase agreements)         $  1,360,236     $    2,287,334     $    811,953
------------------------------------------------------------------------------------------------------------------
    Investments in securities at value                           $    825,036     $    1,444,134     $    811,953
    Repurchase agreements at value                                    535,200            843,200               --
    Cash                                                                    4                 58           11,101
    Income receivable                                                   2,647              5,196            3,841
    Prepaid Expenses                                                       16                 35               12
------------------------------------------------------------------------------------------------------------------
       Total Assets                                                 1,362,903          2,292,623          826,907
------------------------------------------------------------------------------------------------------------------

LIABILITIES:
    Payable for investment securities purchased                         5,000             62,060            2,016
    Payable for income distributions                                    4,055              3,400              693
    Investment adviser fees payable                                       280                493              131
    Shareholder servicing fees payable                                    511                922              337
    Administrative fees payable                                            62                105               39
    Trustees' fees payable                                                  1                  2                1
    Accrued expenses                                                      104                174               67
------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                               10,013             67,156            3,284
------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                   $  1,352,890     $    2,225,467     $    823,623
------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Paid-in-Capital
       (unlimited authorization --  $0.01 par value)             $  1,353,291     $    2,225,465     $    823,622
    Undistributed net investment income                                     1                  2               --
    Accumulated net realized gain (loss) on investments                  (402)                --                1
------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                   $  1,352,890     $    2,225,467     $    823,623
------------------------------------------------------------------------------------------------------------------

Institutional Shares ($Dollars):
    Net Assets                                                   $388,170,906     $   52,781,932     $ 85,014,525
    Total shares outstanding at end of year                       388,306,196         52,783,258       85,015,819
    Net asset value, offering and redemption price per share
       (net assets / shares outstanding)                         $       1.00     $         1.00     $       1.00

Class A Shares ($Dollars):
    Net Assets                                                   $640,366,315     $1,940,602,170     $631,477,612
    Total shares outstanding at end of year                       640,635,133      1,940,597,943      631,479,986
    Net asset value, offering and redemption price per share
       (net assets / shares outstanding)                         $       1.00     $         1.00     $       1.00

Class S Shares ($Dollars):
    Net Assets                                                   $324,352,628     $  232,082,832     $107,130,690
    Total shares outstanding at end of year                       324,442,719        232,083,278      107,127,093
    Net asset value and redemption price per share
       (net assets / shares outstanding)                         $       1.00     $         1.00     $       1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 60
statements of operations

FOR THE YEAR ENDED SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                Large Cap Value   Large Cap Growth   RCB Small Cap    Technology
                                                                  Equity Fund       Equity Fund       Value Fund      Growth Fund
                                                                     (000)             (000)             (000)           (000)
                                                               -------------------------------------------------------------------
INVESTMENT INCOME:
    Dividend                                                       $ 2,173            $  568            $  572          $ 17
    Interest                                                            16                --               541            --
    Less: Foreign tax withheld                                          (2)               --                (6)           --
-------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                       2,187               568             1,107            17
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory Fees                                           585               293               669            22
    Shareholder Servicing Fees--Institutional Class                    205                88                35             3
    Shareholder Servicing Fees--Class A(1)                              61                49                60             8
    Shareholder Servicing Fees--Class R(1)                              --                --               264            --
    Administrative Fees                                                 52                25                43             1
    Trustee Fees                                                         3                 2                 3            --
    Professional Fees                                                   12                 3                10            (2)
    Transfer Agent Fees                                                 10                 5                 9            --
    Custodian Fees                                                       5                 2                 9            --
    Printing Fees                                                        4                 1                 3            --
    Registration Fees                                                    3                 1                 1            --
    Insurance and Other Fees                                             7                 5                 9            --
-------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                  947               474             1,115            32
-------------------------------------------------------------------------------------------------------------------------------
       Recovery of Investment Advisory Fees
           Previously Waived(2)                                         --                --                --             2
    Less Waiver of:
       Transfer Agent Fees                                             (10)               (5)               (9)           --
-------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                       937               469             1,106            34
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         1,250                99                 1           (17)
-------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain From Securities Transactions                   5,205             1,412             1,110           103
    Net Change in Unrealized Appreciation (Depreciation)
       on Investments                                                6,087               547              (908)           81
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                   $12,542            $2,058            $  203          $167
===============================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2) SEE NOTE 4 FOR ADVISORY FEES RECOVERED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 61
statements of operations

FOR THE YEAR ENDED SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                                                       California
                                                                   Corporate         Government        Tax Exempt      High Yield
                                                                   Bond Fund         Bond Fund         Bond Fund       Bond Fund
                                                                     (000)             (000)             (000)           (000)
                                                                  ----------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                         $2,584           $1,533              $841          $3,467
    Dividend                                                             50               26                13              18
--------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                        2,634            1,559               854           3,485
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory Fees                                            216              141                69             305
    Shareholder Servicing Fees--Institutional Class                     131               80                61              53
    Shareholder Servicing Fees--Class A(1)                                7                4                 6             107
    Administrative Fees                                                  30               18                14              23
    Trustee Fees                                                          2                1                 1               2
    Professional Fees                                                     5                4                 2               4
    Transfer Agent Fees                                                   6                4                 3               4
    Custodian Fees                                                        3                2                 1               2
    Printing Fees                                                         1                1                 1               1
    Registration Fees                                                     1                1                 1               1
    Insurance and Other Fees                                              6                4                 3               5
--------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   408              260               162             507
--------------------------------------------------------------------------------------------------------------------------------
       Recovery of Investment Advisory Fees
           Previously Waived(2)                                           5               --                --              --
    Less Waiver of:
       Investment Advisory Fees                                          --              (23)              (28)            (38)
       Transfer Agent Fees                                               (6)              (4)               (3)             (4)
--------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                        407              233               131             465
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 2,227            1,326               723           3,020
--------------------------------------------------------------------------------------------------------------------------------
    Net Realized Loss From Securities Transactions                     (276)            (360)              (35)            (18)
    Net Change in Unrealized Appreciation (Depreciation)
       on Investments                                                  (191)              48               122            (392)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                     $1,760           $1,014              $810          $2,610
==================================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2) SEE NOTE 4 FOR ADVISORY FEES RECOVERY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 62
statements of operations

FOR THE YEAR ENDED SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                                                     California
                                                                      Prime          Government      Tax Exempt
                                                                      Money             Money           Money
                                                                   Market Fund       Market Fund     Market Fund
                                                                      (000)             (000)           (000)
                                                                   ----------------------------------------------
INVESTMENT INCOME:
    Interest                                                         $52,333          $104,689         $25,657
    Dividend                                                              24                --              --
---------------------------------------------------------------------------------------------------------------
       Total Investment Income                                        52,357           104,689          25,657
---------------------------------------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory Fees                                           2,761             5,904           2,204
    Shareholder Servicing Fees--Institutional Class                      893               126             200
    Shareholder Servicing Fees--Class A(1)                             3,592            14,797           4,808
    Shareholder Servicing Fees--Class S(1)                             2,009             1,857             713
    Administrative Fees                                                  612             1,259             453
    Trustee Fees                                                          37                85              30
    Professional Fees                                                    127               242              95
    Transfer Agent Fees                                                  120               248              89
    Custodian Fees                                                        58               108              44
    Printing Fees                                                         43                68              30
    Registration and Filing Fees                                          33                50              17
    Insurance and Other Fees                                             102               269              91
---------------------------------------------------------------------------------------------------------------
       Total Expenses                                                 10,387            25,013           8,774
---------------------------------------------------------------------------------------------------------------
    Less Waiver of:
       Investment Advisory Fees                                           --                --            (516)
       Shareholder Servicing Fees -- Class A(1)                       (1,340)           (5,524)         (1,731)
       Shareholder Servicing Fees -- Class S(1)                         (214)             (198)            (67)
       Transfer Agent Fees                                              (120)             (248)            (89)
---------------------------------------------------------------------------------------------------------------
    Net Expenses                                                       8,713            19,043           6,371
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 43,644            85,646          19,286
---------------------------------------------------------------------------------------------------------------
    Net Realized Gain From Securities Transactions                        --                 1              --
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $43,644          $ 85,647         $19,286
===============================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 63
statements of changes in net assets

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                           Large Cap Value        Large Cap Growth
                                                          Equity Fund (000)       Equity Fund (000)
                                                         --------------------   ----------------------
                                                             2006       2005          2006       2005
-----------------------------------------------------------------------------   ----------------------
OPERATIONS:
   Net Investment Income (Loss)                          $  1,250   $    536    $       99   $    194
   Net Realized Gain (Loss) from
      Security Transactions                                 5,205      4,127         1,412        376
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                         6,087      1,915           547      2,999
-----------------------------------------------------------------------------   ----------------------
      Net Increase in Net Assets
        Resulting from Operations                          12,542      6,578         2,058      3,569
-----------------------------------------------------------------------------   ----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                     (1,124)      (453)          (96)      (172)
   CLASS A                                                   (128)       (82)           (5)       (26)
   CLASS R                                                     --         --            --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                     (3,330)    (1,585)           --         --
   CLASS A                                                   (459)      (323)           --         --
   CLASS R                                                     --         --            --         --
-----------------------------------------------------------------------------   ----------------------
      Total Dividends and Distributions                    (5,041)    (2,443)         (101)      (198)
-----------------------------------------------------------------------------   ----------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                           55,314      8,083         7,916     10,719
   Shares Issued in Lieu of Dividends and Distributions     2,902        673            30         56
   Shares Redeemed                                        (14,689)    (7,549)       (7,829)    (4,944)
-----------------------------------------------------------------------------   ----------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions             43,527      1,207           117      5,831
-----------------------------------------------------------------------------   ----------------------
   CLASS A:
   Shares Issued                                            2,656      4,714         3,182      3,209
   Shares Issued in Lieu of Dividends and Distributions       471        323             4         18
   Shares Redeemed                                         (1,743)    (1,366)       (1,497)      (785)
-----------------------------------------------------------------------------   ----------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                          1,384      3,671         1,689      2,442
-----------------------------------------------------------------------------   ----------------------
   CLASS R:
   Shares Issued                                               --         --            --         --
   Shares Issued in Lieu of Dividends and Distributions        --         --            --         --
   Shares Redeemed                                             --         --            --         --
-----------------------------------------------------------------------------   ----------------------
      Increase (Decrease) in Net Assets from
        Class R Share Transactions                             --         --            --         --
-----------------------------------------------------------------------------   ----------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                      44,911      4,878         1,806      8,273
-----------------------------------------------------------------------------   ----------------------
      Total Increase (Decrease) in Net Assets              52,412      9,013         3,763     11,644
-----------------------------------------------------------------------------   ----------------------
NET ASSETS:
   Beginning of year                                       53,638     44,625        42,442     30,798
-----------------------------------------------------------------------------   ----------------------
   End of year                                           $106,050   $ 53,638    $   46,205   $ 42,442
=============================================================================   ======================
Undistributed (Distributions in Excess of)
   Net Investment Income                                 $     (2)  $     --    $       (1)  $     (1)
-----------------------------------------------------------------------------   ----------------------

(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 64

                                                            RCB Small Cap       Technology Growth      Corporate Bond
                                                          Value Fund (000)         Fund (000)            Fund (000)
                                                         --------------------  --------------------  --------------------
                                                             2006       2005       2006       2005       2006       2005
-----------------------------------------------------------------------------  --------------------  --------------------
OPERATIONS:
   Net Investment Income (Loss)                          $      1   $     44   $    (17)  $      4   $  2,227   $  1,920
   Net Realized Gain (Loss) from
      Security Transactions                                 1,110      2,115        103         40       (276)       (65)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                          (908)     3,809         81        320       (191)    (1,281)
-----------------------------------------------------------------------------  --------------------  --------------------
      Net Increase in Net Assets
        Resulting from Operations                             203      5,968        167        364      1,760        574
-----------------------------------------------------------------------------  --------------------  --------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                        (35)        --         (4)        --     (2,167)    (1,865)
   CLASS A                                                     (1)        --         --         --        (54)       (54)
   CLASS R                                                    (10)        --         --         --         --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                       (186)      (462)        --         --         --       (293)
   CLASS A                                                   (170)      (480)        --         --         --        (10)
   CLASS R                                                   (785)    (2,072)        --         --         --         --
-----------------------------------------------------------------------------  --------------------  --------------------
      Total Dividends and Distributions                    (1,187)    (3,014)        (4)        --     (2,221)    (2,222)
-----------------------------------------------------------------------------  --------------------  --------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            5,422      7,853        333        428     15,662     15,341
   Shares Issued in Lieu of Dividends and Distributions       159        325          4         --        406        396
   Shares Redeemed                                         (5,973)    (3,616)      (357)      (379)   (11,526)   (10,031)
-----------------------------------------------------------------------------  --------------------  --------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions               (392)     4,562        (20)        49      4,542      5,706
-----------------------------------------------------------------------------  --------------------  --------------------
   CLASS A:
   Shares Issued                                            1,155      7,216        144         37        146        604
   Shares Issued in Lieu of Dividends and Distributions       129        391         --         --         25         30
   Shares Redeemed                                         (3,396)    (2,825)      (215)       (56)      (353)      (571)
-----------------------------------------------------------------------------  --------------------  --------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                         (2,112)     4,782        (71)       (19)      (182)        63
-----------------------------------------------------------------------------  --------------------  --------------------
   CLASS R:
   Shares Issued                                           12,077     28,095         --         --         --         --
   Shares Issued in Lieu of Dividends and Distributions       742      1,991         --         --         --         --
   Shares Redeemed                                        (24,106)   (10,847)        --         --         --         --
-----------------------------------------------------------------------------  --------------------  --------------------
      Increase (Decrease) in Net Assets from
        Class R Share Transactions                        (11,287)    19,239         --         --         --         --
-----------------------------------------------------------------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                     (13,791)    28,583        (91)        30      4,360      5,769
-----------------------------------------------------------------------------  --------------------  --------------------
      Total Increase (Decrease) in Net Assets             (14,775)    31,537         72        394      3,899      4,121
-----------------------------------------------------------------------------  --------------------  --------------------
NET ASSETS:
   Beginning of year                                       84,516     52,979      2,610      2,216     52,723     48,602
-----------------------------------------------------------------------------  --------------------  --------------------
   End of year                                           $ 69,741   $ 84,516   $  2,682   $  2,610   $ 56,622   $ 52,723
=============================================================================  ====================  ====================
Undistributed (Distributions in Excess of)
   Net Investment Income                                 $      3   $     43   $     --   $      4   $      1   $     --
-----------------------------------------------------------------------------  --------------------  --------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        CNI CHARTER FUNDS | PAGE 65
statements of changes in net assets

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                               Government           California Tax Exempt
                                                             Bond Fund (000)           Bond Fund (000)
                                                         ------------------------  ------------------------
                                                               2006         2005         2006         2005
---------------------------------------------------------------------------------  ------------------------
OPERATIONS:
   Net Investment Income                                 $    1,326   $      738   $      723   $      593
   Net Realized Gain (Loss) from
      Security Transactions                                    (360)         (55)         (35)         135
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             48         (342)         122         (391)
---------------------------------------------------------------------------------  ------------------------
      Net Increase in Net Assets
        Resulting from Operations                             1,014          341          810          337
---------------------------------------------------------------------------------  ------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (1,292)        (728)        (692)        (540)
   CLASS A                                                      (32)         (11)         (31)         (53)
   CLASS S                                                       --           --           --           --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                           --         (118)         (90)         (71)
   CLASS A                                                       --           (2)          (5)         (11)
   CLASS S                                                       --           --           --           --
---------------------------------------------------------------------------------  ------------------------
      Total Dividends and Distributions                      (1,324)        (859)        (818)        (675)
---------------------------------------------------------------------------------  ------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                             13,593       12,985        8,793        8,952
   Shares Issued in Lieu of Dividends and Distributions         338          209          255          139
   Shares Redeemed                                           (6,079)      (5,454)      (5,739)      (3,813)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                7,852        7,740        3,309        5,278
---------------------------------------------------------------------------------  ------------------------
   CLASS A:
   Shares Issued                                              1,378          275           31          302
   Shares Issued in Lieu of Dividends and Distributions           9            5            6           25
   Shares Redeemed                                             (162)        (153)        (385)      (1,240)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                            1,225          127         (348)        (913)
---------------------------------------------------------------------------------  ------------------------
   CLASS S:
   Shares Issued                                                 --           --           --           --
   Shares Issued in Lieu of Dividends and Distributions          --           --           --           --
   Shares Redeemed                                               --           --           --           --
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                               --           --           --           --
---------------------------------------------------------------------------------  ------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                         9,077        7,867        2,961        4,365
---------------------------------------------------------------------------------  ------------------------
Total Increase (Decrease) in Net Assets                       8,767        7,349        2,953        4,027
---------------------------------------------------------------------------------  ------------------------
NET ASSETS:
   Beginning of year                                         28,686       21,337       24,255       20,228
---------------------------------------------------------------------------------  ------------------------
   End of year                                           $   37,453   $   28,686   $   27,208   $   24,255
=================================================================================  ========================
Undistributed (Distributions in excess of)
   Net Investment Income                                 $        1   $        3   $       --   $       --
---------------------------------------------------------------------------------  ------------------------
(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 66


                                                               High Yield                Prime Money
                                                             Bond Fund (000)          Market Fund (000)
                                                         ------------------------  ------------------------
                                                               2006         2005         2006         2005
---------------------------------------------------------------------------------  ------------------------
OPERATIONS:
   Net Investment Income                                 $    3,020   $    3,416   $   43,644   $   14,619
   Net Realized Gain (Loss) from
      Security Transactions                                     (18)        (157)          --            1
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                           (392)      (1,200)          --           --
---------------------------------------------------------------------------------  ------------------------
      Net Increase in Net Assets
        Resulting from Operations                             2,610        2,059       43,644       14,620
---------------------------------------------------------------------------------  ------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (1,599)      (1,815)     (14,704)      (7,317)
   CLASS A                                                   (1,421)      (1,589)     (18,919)      (4,601)
   CLASS S                                                       --           --      (10,020)      (2,701)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                           --           --           --           --
   CLASS A                                                       --           --           --           --
   CLASS S                                                       --           --           --           --
---------------------------------------------------------------------------------  ------------------------
      Total Dividends and Distributions                      (3,020)      (3,404)     (43,643)     (14,619)
---------------------------------------------------------------------------------  ------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                              4,120        6,056    1,690,942    1,215,600
   Shares Issued in Lieu of Dividends and Distributions         895          945        2,507        1,411
   Shares Redeemed                                           (6,503)      (6,600)  (1,637,671)  (1,251,828)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions               (1,488)         401       55,778      (34,817)
---------------------------------------------------------------------------------  ------------------------
   CLASS A:
   Shares Issued                                              1,822        4,528    2,204,941      958,549
   Shares Issued in Lieu of Dividends and Distributions         817          920        5,522          982
   Shares Redeemed                                           (3,425)      (4,403)  (1,882,549)    (848,138)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                             (786)       1,045      327,914      111,393
---------------------------------------------------------------------------------  ------------------------
   CLASS S:
   Shares Issued                                                 --           --    1,261,525      499,380
   Shares Issued in Lieu of Dividends and Distributions          --           --           --           --
   Shares Redeemed                                               --           --   (1,140,675)    (411,638)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                               --           --      120,850       87,742
---------------------------------------------------------------------------------  ------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                        (2,274)       1,446      504,542      164,318
---------------------------------------------------------------------------------  ------------------------
Total Increase (Decrease) in Net Assets                      (2,684)         101      504,543      164,319
---------------------------------------------------------------------------------  ------------------------
NET ASSETS:
   Beginning of year                                         43,616       43,515      848,347      684,028
---------------------------------------------------------------------------------  ------------------------
   End of year                                           $   40,932   $   43,616   $1,352,890   $  848,347
=================================================================================  ========================
Undistributed (Distributions in excess of)
   Net Investment Income                                 $       --   $       --   $        1   $       --
---------------------------------------------------------------------------------  ------------------------

                                                            Government Money        California Tax Exempt
                                                            Market Fund (000)      Money Market Fund (000)
                                                         ------------------------  ------------------------
                                                               2006         2005         2006         2005
---------------------------------------------------------------------------------  ------------------------
OPERATIONS:
   Net Investment Income                                 $   85,646   $   38,831   $   19,286   $    9,079
   Net Realized Gain (Loss) from
      Security Transactions                                       1           --           --           --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             --           --           --           --
---------------------------------------------------------------------------------  ------------------------
      Net Increase in Net Assets
        Resulting from Operations                            85,647       38,831       19,286        9,079
---------------------------------------------------------------------------------  ------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (2,064)        (880)      (2,080)      (1,365)
   CLASS A                                                  (74,663)     (33,943)     (15,136)      (7,285)
   CLASS S                                                   (8,922)      (4,006)      (2,065)        (433)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                           --           --           --          (27)
   CLASS A                                                       --           --           --         (144)
   CLASS S                                                       --           --           --           (7)
---------------------------------------------------------------------------------  ------------------------
      Total Dividends and Distributions                     (85,649)     (38,829)     (19,281)      (9,261)
---------------------------------------------------------------------------------  ------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            635,895      376,258    1,444,514    1,139,802
   Shares Issued in Lieu of Dividends and Distributions           2            7           --            8
   Shares Redeemed                                         (615,154)    (387,834)  (1,432,711)  (1,145,985)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions               20,743      (11,569)      11,803       (6,175)
---------------------------------------------------------------------------------  ------------------------
   CLASS A:
   Shares Issued                                          5,761,555    4,965,371    2,014,013    1,822,478
   Shares Issued in Lieu of Dividends and Distributions      51,511       23,227       12,188        6,066
   Shares Redeemed                                       (5,767,874)  (4,950,864)  (1,964,398)  (1,763,753)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                           45,192       37,734       61,803       64,791
---------------------------------------------------------------------------------  ------------------------
   CLASS S:
   Shares Issued                                          1,013,412      689,747      348,788      271,376
   Shares Issued in Lieu of Dividends and Distributions          --           --           --           --
   Shares Redeemed                                       (1,009,234)    (724,928)    (329,840)    (216,708)
---------------------------------------------------------------------------------  ------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                            4,178      (35,181)      18,948       54,668
---------------------------------------------------------------------------------  ------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                         70,113       (9,016)      92,554      113,284
---------------------------------------------------------------------------------  ------------------------
Total Increase (Decrease) in Net Assets                      70,111       (9,014)      92,559      113,102
---------------------------------------------------------------------------------  ------------------------
NET ASSETS:
   Beginning of year                                      2,155,356    2,164,370      731,064      617,962
---------------------------------------------------------------------------------  ------------------------
   End of year                                           $2,225,467   $2,155,356   $  823,623   $  731,064
=================================================================================  ========================
Undistributed (Distributions in excess of)
   Net Investment Income                                 $        2   $        5   $       --   $       (5)
---------------------------------------------------------------------------------  ------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         CNI CHARTER FUNDS | PAGE 67
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------



                                                    NET
                     NET                   REALIZED AND                 DISTRIBUTIONS          NET                    NET
                   ASSET           NET       UNREALIZED      DIVIDENDS           FROM        ASSET                 ASSETS
                   VALUE    INVESTMENT   GAINS (LOSSES)       FROM NET       REALIZED        VALUE                    END
               BEGINNING        INCOME               ON     INVESTMENT        CAPITAL          END      TOTAL   OF PERIOD
               OF PERIOD        (LOSS)       SECURITIES         INCOME          GAINS    OF PERIOD   RETURN++       (000)
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006            $ 9.54       $  0.13^         $  1.21^       $ (0.13)       $ (0.39)     $ 10.36      14.50%   $ 92,946
  2005              8.77          0.10^            1.13^         (0.10)         (0.36)        9.54      14.39      42,974
  2004              7.41          0.08^            1.36^         (0.08)            --         8.77      19.40      38,344
  2003              6.04          0.07             1.37          (0.07)            --         7.41      24.03      33,016
  2002              7.63          0.07            (1.47)         (0.07)         (0.12)        6.04     (18.88)     23,325
Class A (commenced operations on April 13, 2000)
  2006            $ 9.53       $  0.11^         $  1.20^       $ (0.10)       $ (0.39)     $ 10.35      14.24%   $ 13,104
  2005              8.76          0.09^            1.12^         (0.08)         (0.36)        9.53      14.14      10,664
  2004              7.41          0.05^            1.36^         (0.06)            --         8.76      19.01       6,281
  2003              6.04          0.06             1.37          (0.06)            --         7.41      23.75       1,792
  2002              7.62          0.05            (1.46)         (0.05)         (0.12)        6.04     (18.97)        769
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006            $ 7.43       $  0.02^          $ 0.32^       $ (0.02)       $    --      $  7.75       4.59%   $ 35,842
  2005              6.76          0.04^            0.67^         (0.04)            --         7.43      10.55      34,164
  2004              6.37          0.01^            0.38^            --^^           --         6.76       6.20      25,575
  2003              5.25          0.01^            1.12^         (0.01)            --         6.37      21.51      22,249
  2002              6.36          0.00            (1.11)            --             --         5.25     (17.45)     14,195
Class A (commenced operations on March 28, 2000)
  2006            $ 7.35       $    --^         $  0.33^       $    --^^      $    --      $  7.68       4.55%   $ 10,363
  2005              6.69          0.02^            0.67^         (0.03)            --         7.35      10.28       8,278
  2004              6.32         (0.01)^           0.38^            --^^           --         6.69       5.87       5,223
  2003              5.21         (0.01)^           1.12^            --             --         6.32      21.31       1,965
  2002              6.33         (0.02)           (1.10)            --             --         5.21     (17.69)        798
--------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2006            $28.58       $  0.06^          $ 0.05^       $ (0.07)       $ (0.37)     $ 28.25       0.40%   $ 13,435
  2005             27.30          0.07^            2.58^            --          (1.37)       28.58       9.87      13,975
  2004             21.92          0.06^            5.40^            --          (0.08)       27.30      24.97       8,955
  2003             15.06         (0.04)^           6.90^            --             --        21.92      45.55       6,236
  2002             17.11         (0.07)           (1.98)            --             --        15.06     (11.98)      1,768
Class A (commenced operations on October 3, 2001)
  2006            $28.31       $ (0.01)^         $ 0.05^       $    --^^      $ (0.37)     $ 27.98       0.17%   $ 10,470
  2005             27.13          0.00^            2.55^            --          (1.37)       28.31       9.55      12,754
  2004             21.84         (0.02)^           5.39^            --          (0.08)       27.13      24.64       7,551
  2003             15.04         (0.08)^           6.88^            --             --        21.84      45.21       2,384
  2002             17.11         (0.05)           (2.02)            --             --        15.04     (12.10)        410
Class R (commenced operations on September 30, 1998) (2)
  2006            $28.27       $ (0.01)^         $ 0.04^       $    --^^      $ (0.37)     $ 27.93       0.14%   $ 45,836
  2005             27.09          0.01^            2.54^            --          (1.37)       28.27       9.56      57,787
  2004             21.81         (0.02)^           5.38^            --          (0.08)       27.09      24.63      36,473
  2003             15.02         (0.07)^           6.86^            --             --        21.81      45.21      14,267
  2002             16.94         (0.12)           (1.80)            --             --        15.02     (11.33)     10,174
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2006            $ 4.04       $ (0.02)^        $  0.29^       $ (0.01)       $    --      $  4.30       6.77%   $  1,245
  2005              3.46          0.01^            0.57^            --             --         4.04      16.76       1,187
  2004              3.50         (0.03)^          (0.01)^           --             --         3.46      (1.14)        976
  2003              2.26         (0.02)            1.26             --             --         3.50      54.87         913
  2002              3.54         (0.03)           (1.25)            --             --         2.26     (36.16)        565
Class A (commenced operations on October 23, 2000)
  2006            $ 3.98       $ (0.03)^        $  0.28^       $    --^^      $    --      $  4.23       6.30%   $  1,437
  2005              3.42          0.00^            0.56^            --             --         3.98      16.37       1,423
  2004              3.48         (0.04)^          (0.02)^           --             --         3.42      (1.72)      1,240
  2003              2.25         (0.03)            1.26             --             --         3.48      54.67         950
  2002              3.54         (0.04)           (1.25)            --             --         2.25     (36.44)        432

                                                       RATIO
                                                 OF EXPENSES
                                          RATIO   TO AVERAGE
                                         OF NET   NET ASSETS
                           RATIO     INVESTMENT   (EXCLUDING
                     OF EXPENSES  INCOME (LOSS)    WAIVERS &  PORTFOLIO
                      TO AVERAGE     TO AVERAGE    RECOVERED   TURNOVER
                  NET ASSETS(1)#  NET ASSETS(1)     FEES)(1)       RATE
------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006                      0.96%          1.36%        0.97%       31%
  2005                      0.96           1.12         0.97        34
  2004                      0.97           0.92         0.97        36
  2003                      1.00           1.12         1.00        39
  2002                      1.00           0.90         1.05        42
Class A (commenced operations on April 13, 2000)
  2006                      1.21%          1.13%        1.22%       31%
  2005                      1.21           0.87         1.22        34
  2004                      1.22           0.64         1.22        36
  2003                      1.25           0.84         1.25        39
  2002                      1.25           0.65         1.30        42
------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006                      0.99%          0.27%        1.00%       34%
  2005                      0.98           0.57         1.00        27
  2004                      1.01           0.10         1.01        50
  2003                      1.05           0.16         1.03        43
  2002                      1.05          (0.04)        1.09        31
Class A (commenced operations on March 28, 2000)
  2006                      1.24%          0.03%        1.25%       34%
  2005                      1.23           0.33         1.25        27
  2004                      1.26          (0.14)        1.26        50
  2003                      1.30          (0.09)        1.29        43
  2002                      1.30          (0.29)        1.34        31
------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2006                      1.20%          0.20%        1.21%       66%
  2005                      1.18           0.26         1.20        41
  2004                      1.21           0.23         1.20        40
  2003                      1.24          (0.20)        1.24        65
  2002                      1.24          (0.46)        1.28        39
Class A (commenced operations on October 3, 2001)
  2006                      1.45%         (0.04)%       1.46%       66%
  2005                      1.43           0.01         1.45        41
  2004                      1.49          (0.07)        1.48        40
  2003                      1.49          (0.45)        1.49        65
  2002                      1.49          (0.74)        1.53        39
Class R (commenced operations on September 30, 1998) (2)
  2006                      1.45%         (0.04)%       1.46%       66%
  2005                      1.43           0.02         1.45        41
  2004                      1.49          (0.07)        1.48        40
  2003                      1.49          (0.41)        1.49        65
  2002                      1.49          (0.70)        1.53        39
------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2006                      1.16%         (0.52)%       1.10%       24%
  2005                      1.20           0.34         1.21        37
  2004                      1.20          (0.82)        1.28        33
  2003                      1.20          (0.78)        1.36        29
  2002                      1.20          (0.88)        1.37        24
Class A (commenced operations on October 23, 2000)
  2006                      1.46%         (0.81)%       1.40%       24%
  2005                      1.50           0.06         1.51        37
  2004                      1.50          (1.12)        1.58        33
  2003                      1.50          (1.08)        1.66        29
  2002                      1.50          (1.18)        1.67        24

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

 ^^   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

  # RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) ON OCTOBER 3, 2001, THE RCB SMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCB SMALL CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 68

--------------------------------------------------------------------------------



                                                    NET
                     NET                   REALIZED AND                 DISTRIBUTIONS          NET                    NET
                   ASSET                     UNREALIZED      DIVIDENDS           FROM        ASSET                 ASSETS
                   VALUE           NET   GAINS (LOSSES)       FROM NET       REALIZED        VALUE                    END
               BEGINNING    INVESTMENT               ON     INVESTMENT        CAPITAL          END      TOTAL   OF PERIOD
               OF PERIOD        INCOME       SECURITIES         INCOME          GAINS    OF PERIOD   RETURN++       (000)
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006            $10.27       $  0.42^         $ (0.10)^      $ (0.42)       $    --      $ 10.17       3.19%   $ 55,290
  2005             10.60          0.40^           (0.27)^        (0.40)         (0.06)       10.27       1.26      51,193
  2004             10.89          0.41^           (0.18)^        (0.41)         (0.11)       10.60       2.15      47,080
  2003             10.65          0.46             0.24          (0.46)            --        10.89       6.74      42,256
  2002             10.72          0.53             0.09          (0.53)         (0.16)       10.65       6.06      40,807
Class A (commenced operations on April 13, 2000)
  2006            $10.27       $  0.39^         $ (0.10)^      $ (0.39)       $    --      $ 10.17       2.93%   $  1,332
  2005             10.61          0.37^           (0.28)^        (0.37)         (0.06)       10.27       0.91       1,530
  2004             10.89          0.37^           (0.16)^        (0.38)         (0.11)       10.61       1.99       1,522
  2003             10.65          0.44             0.23          (0.43)            --        10.89       6.47         830
  2002             10.73          0.50             0.08          (0.50)         (0.16)       10.65       5.69         544
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006            $10.40       $  0.41^         $ (0.12)^      $ (0.41)       $    --      $ 10.28       2.89%   $ 35,671
  2005             10.62          0.31^           (0.16)^        (0.31)         (0.06)       10.40       1.42      28,132
  2004             10.93          0.25^           (0.17)^        (0.25)         (0.14)       10.62       0.81      20,901
  2003             11.02          0.36^           (0.07)^        (0.37)         (0.01)       10.93       2.68*     15,596
  2002             10.80          0.44             0.34          (0.44)         (0.12)       11.02       7.53      14,502
Class A (commenced operations on April 13, 2000)
  2006            $10.42       $  0.39^         $ (0.12)^      $ (0.39)       $    --      $ 10.30       2.63%   $  1,782
  2005             10.64          0.29^           (0.17)^        (0.28)         (0.06)       10.42       1.16         554
  2004             10.95          0.23^           (0.17)^        (0.23)         (0.14)       10.64       0.55         436
  2003             11.01          0.33^           (0.04)^        (0.34)         (0.01)       10.95       2.71*         18
  2002             10.77          0.43             0.34          (0.41)         (0.12)       11.01       7.47         525
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006            $10.26       $  0.29^         $  0.03^       $ (0.29)       $ (0.04)     $ 10.25       3.18%   $ 26,074
  2005             10.41          0.28^           (0.11)^        (0.28)         (0.04)       10.26       1.65      22,768
  2004             10.60          0.27^           (0.06)^        (0.27)         (0.13)       10.41       2.00      17,789
  2003             10.83          0.31            (0.04)         (0.31)         (0.19)       10.60       2.63      14,546
  2002             10.50          0.36             0.41          (0.35)         (0.09)       10.83       7.58      16,147
Class A (commenced operations on April 13, 2000)
  2006            $10.29       $  0.26^          $ 0.02^       $ (0.26)       $ (0.04)     $ 10.27       2.81%   $  1,134
  2005             10.44          0.25^           (0.11)^        (0.25)         (0.04)       10.29       1.39       1,487
  2004             10.62          0.24^           (0.05)^        (0.24)         (0.13)       10.44       1.84       2,439
  2003             10.85          0.27            (0.02)         (0.29)         (0.19)       10.62       2.37         732
  2002             10.51          0.33             0.43          (0.33)         (0.09)       10.85       7.40          13
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006            $ 9.04       $  0.68^         $ (0.08)^      $ (0.68)       $    --      $  8.96       6.90%   $ 20,887
  2005              9.31          0.71^           (0.27)^        (0.71)            --         9.04       4.85      22,588
  2004              8.95          0.72^            0.36^         (0.72)            --         9.31      12.47      22,860
  2003              8.16          0.76             0.79          (0.76)            --         8.95      19.75      13,387
  2002              8.57          0.83            (0.40)         (0.84)            --         8.16       4.80      10,020
Class A (commenced operations on January 14, 2000)
  2006            $ 9.04       $  0.65^         $ (0.08)^      $ (0.65)       $    --      $  8.96       6.58%   $ 20,045
  2005              9.31          0.69^           (0.27)^        (0.69)            --         9.04       4.54      21,028
  2004              8.95          0.70^            0.35^         (0.69)            --         9.31      12.14      20,655
  2003              8.16          0.74             0.78          (0.73)            --         8.95      19.39      16,878
  2002              8.57          0.81            (0.40)         (0.82)            --         8.16       4.49       9,397

                                                    RATIO
                                              OF EXPENSES
                                       RATIO   TO AVERAGE
                                      OF NET   NET ASSETS
                        RATIO     INVESTMENT   (EXCLUDING
                  OF EXPENSES         INCOME    WAIVERS &  PORTFOLIO
                   TO AVERAGE     TO AVERAGE    RECOVERED   TURNOVER
               NET ASSETS(1)#  NET ASSETS(1)     FEES)(1)       RATE
---------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006                   0.75%          4.14%        0.75%       25%
  2005                   0.75           3.80         0.76        25
  2004                   0.75           3.82         0.79        57
  2003                   0.75           4.30         0.78        66
  2002                   0.75           5.04         0.82        55
Class A (commenced operations on April 13, 2000)
  2006                   1.00%          3.88%        1.00%       25%
  2005                   1.00           3.55         1.01        25
  2004                   1.00           3.51         1.04        57
  2003                   1.00           4.00         1.03        66
  2002                   1.00           4.71         1.07        55
---------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006                   0.70%          4.04%        0.78%       62%
  2005                   0.70           2.98         0.79        58
  2004                   0.70           2.39         0.81       169
  2003                   0.70           3.26         0.81        54
  2002                   0.70           4.11+        0.86        70
Class A (commenced operations on April 13, 2000)
  2006                   0.95%          3.81%        1.03%       62%
  2005                   0.95           2.70         1.04        58
  2004                   0.95           2.14         1.06       169
  2003                   0.95           3.00         1.06        54
  2002                   0.95           3.70         1.11        70
---------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006                   0.50%          2.85%        0.62%       43%
  2005                   0.50           2.70         0.63        54
  2004                   0.50           2.55         0.65        51
  2003                   0.50           2.91         0.65        68
  2002                   0.50           3.33         0.70        90
Class A (commenced operations on April 13, 2000)
  2006                   0.75%          2.59%        0.87%       43%
  2005                   0.75           2.43         0.88        54
  2004                   0.75           2.29         0.90        51
  2003                   0.75           2.62         0.90        68
  2002                   0.75           3.05         0.95        90
---------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2006                   1.00%          7.58%        1.10%       23%
  2005                   1.00           7.71         1.11        46
  2004                   1.00           7.87         1.14        35
  2003                   1.00           8.84         1.13        36
  2002                   1.00           9.48         1.18        30
Class A (commenced operations on January 14, 2000)
  2006                   1.30%          7.28%        1.40%       23%
  2005                   1.30           7.41         1.41        46
  2004                   1.30           7.56         1.44        35
  2003                   1.30           8.44         1.43        36
  2002                   1.30           9.03         1.48        30

  * TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.

  + RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

  # RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 69
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                                                                                              RATIO
                                                                                                                        OF EXPENSES
                                                                                                                 RATIO   TO AVERAGE
                     NET                                     NET                    NET                         OF NET   NET ASSETS
                   ASSET                 DIVIDENDS         ASSET                 ASSETS           RATIO     INVESTMENT   (EXCLUDING
                   VALUE          NET     FROM NET         VALUE                    END     OF EXPENSES         INCOME    WAIVERS &
               BEGINNING   INVESTMENT   INVESTMENT           END     TOTAL    OF PERIOD      TO AVERAGE     TO AVERAGE    RECOVERED
               OF PERIOD       INCOME       INCOME     OF PERIOD  RETURN++        (000)  NET ASSETS(1)#  NET ASSETS(1)     FEES)(1)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Institutional Class (commenced operations on March 23, 1998)
  2006            $ 1.00      $ 0.041      $(0.041)      $  1.00      4.17%  $  388,171            0.59%          4.12%       0.60%
  2005              1.00        0.021       (0.021)         1.00      2.10      332,393            0.60           2.05        0.61
  2004              1.00        0.006       (0.006)         1.00      0.58      367,209            0.63           0.59        0.63
  2003              1.00        0.007       (0.007)         1.00      0.68      287,087            0.63           0.68        0.64
  2002              1.00        0.014       (0.014)         1.00      1.37      290,778            0.63           1.37        0.67
Class A (commenced operations on October 18, 1999)
  2006            $ 1.00      $ 0.039      $(0.039)      $  1.00      3.94%  $  640,366            0.81%          3.95%       1.10%
  2005              1.00        0.019       (0.019)         1.00      1.87      312,452            0.82           1.94        1.11
  2004              1.00        0.004       (0.004)         1.00      0.36      201,058            0.85           0.35        1.13
  2003              1.00        0.005       (0.005)         1.00      0.46      205,191            0.85           0.47        1.14
  2002              1.00        0.011       (0.011)         1.00      1.15      228,807            0.85           1.15        1.17
Class S (commenced operations on October 26, 1999)
  2006            $ 1.00      $ 0.037      $(0.037)      $  1.00      3.73%  $  324,353            1.01%          3.74%       1.10%
  2005              1.00        0.017       (0.017)         1.00      1.67      203,502            1.02           1.70        1.11
  2004              1.00        0.002       (0.002)         1.00      0.21      115,761            1.00           0.21        1.13
  2003              1.00        0.003       (0.003)         1.00      0.29      118,624            1.03           0.29        1.14
  2002              1.00        0.009       (0.009)         1.00      0.95      129,180            1.05           0.95        1.17
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2006            $ 1.00      $ 0.040      $(0.040)      $  1.00      4.08%  $   52,782            0.60%          4.11%       0.61%
  2005              1.00        0.020       (0.020)         1.00      2.05       32,039            0.61           1.97        0.62
  2004              1.00        0.006       (0.006)         1.00      0.57       43,608            0.63           0.56        0.64
  2003              1.00        0.007       (0.007)         1.00      0.70       56,841            0.63           0.68        0.64
  2002              1.00        0.014       (0.014)         1.00      1.38       51,985            0.63           1.43        0.66
Class A (commenced operations on June 21, 1999)
  2006            $ 1.00      $ 0.038      $(0.038)      $  1.00      3.86%  $1,940,602            0.82%          3.78%       1.11%
  2005              1.00        0.018       (0.018)         1.00      1.82    1,895,412            0.83           1.80        1.12
  2004              1.00        0.004       (0.004)         1.00      0.35    1,857,676            0.85           0.35        1.14
  2003              1.00        0.005       (0.005)         1.00      0.48    2,060,860            0.85           0.48        1.14
  2002              1.00        0.012       (0.012)         1.00      1.16    2,149,151            0.85           1.18        1.16
Class S (commenced operations on October 6, 1999)
  2006            $ 1.00      $ 0.036      $(0.036)      $  1.00      3.65%  $  232,083            1.02%          3.60%       1.11%
  2005              1.00        0.016       (0.016)         1.00      1.62      227,905            1.03           1.61        1.12
  2004              1.00        0.002       (0.002)         1.00      0.20      263,086            1.00           0.21        1.14
  2003              1.00        0.003       (0.003)         1.00      0.30      191,539            1.03           0.31        1.14
  2002              1.00        0.010       (0.010)         1.00      0.96      219,387            1.05           0.93        1.16
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2006            $ 1.00      $ 0.026      $(0.026)      $  1.00      2.62%  $   85,014            0.55%          2.60%       0.62%
  2005              1.00        0.015       (0.015)*        1.00      1.51       73,211            0.55           1.46        0.63
  2004              1.00        0.005       (0.005)         1.00      0.52       79,413            0.55           0.51        0.65
  2003              1.00        0.006       (0.006)         1.00      0.62       87,820            0.55           0.59        0.65
  2002              1.00        0.010       (0.010)         1.00      0.98       58,923            0.55           0.96        0.69
Class A (commenced operations on June 21, 1999)
  2006            $ 1.00      $ 0.024      $(0.024)      $  1.00      2.39%  $  631,478            0.78%          2.36%       1.12%
  2005              1.00        0.013       (0.013)*        1.00      1.28      569,671            0.78           1.25        1.13
  2004              1.00        0.003       (0.003)         1.00      0.29      505,029            0.78           0.29        1.15
  2003              1.00        0.004       (0.004)         1.00      0.41      539,182            0.76           0.41        1.15
  2002              1.00        0.007       (0.007)         1.00      0.75      519,269            0.78           0.75        1.19
Class S (commenced operations on November 12, 1999)
  2006            $ 1.00      $ 0.022      $(0.022)      $  1.00      2.18%  $  107,131            0.98%          2.17%       1.12%
  2005              1.00        0.011       (0.011)*        1.00      1.08       88,182            0.98           1.09        1.13
  2004              1.00        0.002       (0.002)         1.00      0.15       33,520            0.91           0.15        1.15
  2003              1.00        0.003       (0.003)         1.00      0.27       24,002            0.89           0.27        1.15
  2002              1.00        0.005       (0.005)         1.00      0.55       29,626            0.98           0.53        1.19

  *   INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  # RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 70
notes to financial statements

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

1. ORGANIZATION:

The CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with sixteen portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); and Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds") (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established corresponding series of the Trust. The reorganization was approved by shareholders of AHA Funds and was effective on October 3, 2005. Shares of the AHA Funds are offered through separate prospectuses. To request a prospectus for the AHA Funds, shareholders can call 1-800-445-1341 or write to CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.


                           CNI CHARTER FUNDS | PAGE 71
notes to financial statements

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION -- Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees. Forum Shareholder Services, LLC (a division of Citigroup Fund Services, LLC) serves as the Sub-Transfer Agent for the RCB Small Cap Value Fund.

U.S. Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. The Trust has agreed to voluntarily waive shareholder servicing fees to the extent necessary to limit the total


                           CNI CHARTER FUNDS | PAGE 72

--------------------------------------------------------------------------------

operating expenses of the Fund. For the year ended September 30, 2006, CNB received Shareholder Servicing fees from the Trust in the amount of $8,522,844.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser") and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

HSBC HALBIS PARTNERS (USA), INC. acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

Sub-Adviser fees are paid by the Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                           Large Cap     Large Cap       RCB
                             Value        Growth      Small Cap    Technology
                            Equity        Equity        Value        Growth
                             Fund          Fund         Fund          Fund
--------------------------------------------------------------------------------
Institutional Class          1.00%         1.05%        1.24%        1.20%
Class A                      1.25%         1.30%        1.49%        1.50%
Class R                        --            --         1.49%           --
--------------------------------------------------------------------------------

                                                      California
                           Corporate     Government   Tax Exempt   High Yield
                             Bond           Bond         Bond         Bond
                             Fund           Fund         Fund         Fund
--------------------------------------------------------------------------------
Institutional Class          0.75%         0.70%        0.50%        1.00%
Class A                      1.00%         0.95%        0.75%        1.30%
--------------------------------------------------------------------------------

                                    Prime                         California
                                    Money        Government       Tax Exempt
                                    Market      Money Market     Money Market
                                     Fund           Fund             Fund
--------------------------------------------------------------------------------
Institutional Class                 0.63%          0.63%            0.55%
Class A                             0.85%          0.85%            0.78%
Class S                             1.05%          1.05%            0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the year ended September 30, 2006, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $1,667 and $4,821 for the Technology Growth Fund and Corporate Bond Fund, respectively.

As of September 30, 2006, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

                                        Potential Amount of
Fund                                      Recovery (000)            Expiration
--------------------------------------------------------------------------------
Government Bond                                $  16                   2007
                                                  18                   2008
                                                  23                   2009
California Tax Exempt Bond                        23                   2007
                                                  25                   2008
                                                  28                   2009
High Yield Bond                                   42                   2007
                                                  42                   2008
                                                  38                   2009
California Tax Exempt Money Market               496                   2007
                                                 430                   2008
                                                 516                   2009
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2006, were as follows for the Equity and Fixed Income
Funds:

                                 Purchases              Sales & Maturities
--------------------------------------------------------------------------------
                             U.S. Gov't     Other      U.S. Gov't      Other
Fund                           (000)        (000)        (000)         (000)
--------------------------------------------------------------------------------
Large Cap Value Equity        $     --     $ 68,851     $     --     $ 28,153
Large Cap Growth Equity             --       17,224           --       15,178
RCB Small Cap Value                 --       48,293           --       56,721
Technology Growth                   --          614           --          718
Corporate Bond                   2,909       13,521          821       11,982
Government Bond                 26,449          537       18,266           --
California Tax Exempt Bond          --       15,086           --       10,258
High Yield Bond                     --        8,835           --       11,272


                           CNI CHARTER FUNDS | PAGE 73
notes to financial statements

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in-capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to REIT adjustments, net operating losses, the realized gains (losses) on paydowns and the timing of distributions, have been reclassified to/from the following accounts:

                               Increase           Increase
                              (Decrease)         (Decrease)
                            Undistributed       Accumulated       Decrease
                            Net Investment      Net Realized       Paid-In
                            Income (Loss)       Gain (Loss)        Capital
Fund                            (000)              (000)            (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity          $  2              $  (2)           $  --
RCB Small Cap Value                 5                 (5)              --
Technology Growth                  17                 --              (17)
Corporate Bond                     (5)                 5               --
Government Bond                    (4)                 4               --
--------------------------------------------------------------------------------

These reclassifications had no effect on the net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2006 and September 30, 2005 are shown below:

                             Tax
                            Exempt       Ordinary     Long-term
                            Income        Income    Capital Gain       Total
Fund                        (000)          (000)        (000)          (000)
------------------------------------------------------------------------------
Large Cap Value Equity
   2006                    $     --       $ 1,252      $ 3,789       $  5,041
   2005                          --           535        1,908          2,443
Large Cap Growth Equity
   2006                          --           101           --            101
   2005                          --           198           --            198
RCB Small Cap Value
   2006                          --            66        1,121          1,187
   2005                          --           521        2,493          3,014
Technology Growth
   2006                          --             4           --              4
   2005                          --            --           --             --
Corporate Bond
   2006                          --         2,221           --          2,221
   2005                          --         1,919          303          2,222
Government Bond
   2006                          --         1,324           --          1,324
   2005                          --           739          120            859
California Tax Exempt Bond
   2006                         724            26           68            818
   2005                         593            --           82            675
High Yield Bond
   2006                          --         3,020           --          3,020
   2005                          --         3,404           --          3,404
Prime Money Market
   2006                          --        43,643           --         43,643
   2005                          --        14,619           --         14,619
Government Money Market
   2006                          --        85,649           --         85,649
   2005                          --        38,829           --         38,829
California Tax Exempt
   Money Market
   2006                      19,281            --           --         19,281
   2005                       9,088            --          173          9,261


                           CNI CHARTER FUNDS | PAGE 74

--------------------------------------------------------------------------------

As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                  Undistributed  Undistributed  Undistributed     Capital                      Unrealized
                                   Tax-Exempt      Ordinary       Long-term        Loss        Post-October   Appreciation
                                     Income         Income      Capital Gain   Carryforwards      Losses     (Depreciation)
Fund                                  (000)          (000)          (000)          (000)          (000)          (000)
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity               $     --    $    303         $  5,197       $     --        $     --       $ 17,218
Large Cap Growth Equity                    --          22               --         (2,998)             --          4,119
RCB Small Cap Value                        --           2            1,108             --              --         12,695
Technology Growth                          --          --               --         (1,504)             --            191
Corporate Bond                             --         198               --            (64)           (271)          (374)
Government Bond                            --         130               --            (59)           (355)          (232)
California Tax Exempt Bond                 65          --               --             --             (42)            77
High Yield Bond                            --         245               --         (1,233)            (22)           (37)
Prime Money Market                         --       5,059               --           (403)             --             --
Government Money Market                    --       8,376               --             --              --             --
California Tax Exempt Money Market      1,831          --               --             --              --             --

                                     Other             Total
                                   Temporary   Distributable Earnings
                                  Differences   (Accumulated Losses)
Fund                                 (000)             (000)
----------------------------------------------------------------------
Large Cap Value Equity             $   (304)         $ 22,414
Large Cap Growth Equity                 (24)            1,119
RCB Small Cap Value                      --            13,806
Technology Growth                        --            (1,313)
Corporate Bond                         (199)             (710)
Government Bond                        (130)             (646)
California Tax Exempt Bond              (66)               34
High Yield Bond                        (245)           (1,292)
Prime Money Market                   (5,057)             (401)
Government Money Market              (8,374)                2
California Tax Exempt Money Market   (1,830)                1

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2006, the breakdown of capital loss carryforwards is as follows:

                                             Expiring September 30,
--------------------------------------------------------------------------------
                                2010      2011       2012       2013      2014
Fund                            (000)     (000)     (000)       (000)     (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity        $1,482    $1,516     $   --     $   --    $   --
Technology Growth                 290       658        328        228        --
Corporate Bond                     --        --         --         --        64
Government Bond                    --        --         --         --        59
High Yield Bond                    33       932         --         --       268
Prime Money Market                403        --         --         --        --
--------------------------------------------------------------------------------

During the year ended September 30, 2006, the following funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                         Amount
Fund                                                                     (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity                                                 $ 1,412
Technology Growth                                                           102
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized (depreciation) on securities and the net unrealized appreciation/(depreciation) for tax purposes at September 30, 2006 for each of the Equity and Fixed Income Funds were as follows:

                                      Aggregate      Aggregate         Net
                                        Gross          Gross        Unrealized
                           Federal    Unrealized    Unrealized     Appreciation
                          Tax Cost   Appreciation  Depreciation   (Depreciation)
Fund                        (000)       (000)          (000)          (000)
--------------------------------------------------------------------------------
Large Cap Value Equity    $ 88,821     $ 18,185      $   (967)       $ 17,218
Large Cap Growth Equity     41,894        6,144        (2,025)          4,119
RCB Small Cap Value         56,824       13,463          (768)         12,695
Technology Growth            2,491          508          (317)            191
Corporate Bond              57,426          351          (725)           (374)
Government Bond             37,369           58          (290)           (232)
California Tax Exempt
   Bond                     26,847          171           (94)             77
High Yield Bond             40,541          965        (1,002)            (37)
--------------------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.


                           CNI CHARTER FUNDS | PAGE 75
notes to financial statements

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the years ended September 30, 2006 and 2005 were as follows:

                                       Large Cap Value    Large Cap Growth      RCB Small Cap       Technology
                                      Equity Fund (000)   Equity Fund (000)   Value Fund (000)   Growth Fund (000)
                                      ------------------  ------------------  -----------------  ------------------

                                        2006       2005     2006       2005    2006       2005    2006        2005
--------------------------------------------------------  ------------------  -----------------  ------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                       5,652        877    1,054      1,493     192        279      80         113
   Shares Issued in Lieu of
      Dividends and Distributions        304         74        4          7       6         12       1          --
   Shares Redeemed                    (1,488)      (821)  (1,036)      (684)   (211)      (130)    (85)       (101)
--------------------------------------------------------  ------------------  -----------------  ------------------
      Net Institutional
        Class Transactions             4,468        130       22        816     (13)       161      (4)         12
========================================================  ==================  =================  ==================
   CLASS A:
   Shares Issued                         275        515      425        454      41        259      34           9
   Shares Issued in Lieu of
      Dividends and Distributions         50         36        1          3       5         14      --          --
   Shares Redeemed                      (177)      (149)    (202)      (111)   (122)      (101)    (52)        (15)
--------------------------------------------------------  ------------------  -----------------  ------------------
      Net Class A Transactions           148        402      224        346     (76)       172     (18)         (6)
========================================================  ==================  =================  ==================
   CLASS R:
   Shares Issued                          --         --       --         --     433      1,014      --          --
   Shares Issued in Lieu of
      Dividends and Distributions         --         --       --         --      27         73      --          --
   Shares Redeemed                        --         --       --         --    (863)      (389)     --          --
--------------------------------------------------------  ------------------  -----------------  ------------------
      Net Class R Transactions            --         --       --         --    (403)       698      --          --
========================================================  ==================  =================  ==================

                                                                                 California          High Yield
                                       Corporate Bond      Government Bond    Tax Exempt Bond           Bond
                                         Fund (000)          Fund (000)          Fund (000)          Fund (000)
                                      ------------------  ------------------  -----------------  ------------------

                                        2006       2005    2006        2005    2006       2005    2006        2005
--------------------------------------------------------  ------------------  -----------------  ------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                       1,551      1,476    1,325      1,238     865        867     460         648
   Shares Issued in Lieu of
      Dividends and Distributions         40         38       33         20      25         13     100         102
   Shares Redeemed                    (1,139)      (967)    (594)      (521)   (565)      (370)   (726)       (708)
--------------------------------------------------------  ------------------  -----------------  ------------------
      Net Institutional
        Class Transactions               452        547      764        737     325        510    (166)         42
========================================================  ==================  =================  ==================
   CLASS A:
   Shares Issued                          14         58      135         26       3         29     204         485
   Shares Issued in Lieu of
      Dividends and Distributions          3          3        1          1       1          2      92          99
   Shares Redeemed                       (35)       (55)     (16)       (15)    (38)      (120)   (383)       (478)
--------------------------------------------------------  ------------------  -----------------  ------------------
      Net Class A Transactions           (18)         6      120         12     (34)       (89)    (87)        106
========================================================  ==================  =================  ==================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                           CNI CHARTER FUNDS | PAGE 76

--------------------------------------------------------------------------------

                                                                                                   California
                                               Prime                   Government                  Tax Exempt
                                           Money Market               Money Market                Money Market
                                            Fund (000)                 Fund (000)                  Fund (000)
                                      ------------------------   ------------------------   -------------------------

                                            2006         2005          2006         2005          2006          2005
--------------------------------------------------------------   ------------------------   -------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                       1,690,942    1,215,600       635,895      376,258     1,444,514     1,139,802
   Shares Issued in Lieu of
      Dividends and Distributions          2,507        1,411             2            7            --             8
   Shares Redeemed                    (1,637,671)  (1,251,828)     (615,154)    (387,834)   (1,432,711)   (1,145,985)
--------------------------------------------------------------   ------------------------   -------------------------
      Net Institutional
        Class Transactions                55,778      (34,817)       20,743      (11,569)       11,803        (6,175)
==============================================================   ========================   =========================
   CLASS A:
   Shares Issued                       2,204,941      958,549     5,761,555    4,965,371     2,014,013     1,822,478
   Shares Issued in Lieu of
      Dividends and Distributions          5,522          982        51,511       23,227        12,188         6,066
   Shares Redeemed                    (1,882,549)    (848,138)   (5,767,874)  (4,950,864)   (1,964,398)   (1,763,753)
--------------------------------------------------------------   ------------------------   -------------------------
      Net Class A Transactions           327,914      111,393        45,192       37,734        61,803        64,791
==============================================================   ========================   =========================
   CLASS S:
   Shares Issued                       1,261,525      499,380     1,013,412      689,747       348,788       271,376
   Shares Issued in Lieu of
      Dividends and Distributions             --           --            --           --            --            --
   Shares Redeemed                    (1,140,675)    (411,638)   (1,009,234)    (724,928)     (329,840)     (216,708)
--------------------------------------------------------------   ------------------------   -------------------------
      Net Class S Transactions           120,850       87,742         4,178      (35,181)       18,948        54,668
==============================================================   ========================   =========================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

9. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


                           CNI CHARTER FUNDS | PAGE 77
report of independent registered public accounting firm

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CNI CHARTER FUNDS:

We have audited the accompanying statements of assets and liabilities of the CNI Charter Funds, comprised of the Large Cap Value Equity Fund, the Large Cap Growth Equity Fund, the RCB Small Cap Value Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund, the High Yield Bond Fund, the Prime Money Market Fund, the Government Money Market Fund, and the California Tax Exempt Money Market Fund (collectively, "the Funds"), including the schedules of investments, as of September 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ KPMG LLP

NOVEMBER 22, 2006


                           CNI CHARTER FUNDS | PAGE 78
board members and officers (UNAUDITED)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2006. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members."

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                                          NUMBER OF
                                        OFFICE                                                        PORTFOLIOS IN
                                         AND                                                           CNI CHARTER         OTHER
      NAME            POSITION(S)     LENGTH OF                                                       FUNDS COMPLEX    DIRECTORSHIPS
    ADDRESS,           HELD WITH         TIME                   PRINCIPAL OCCUPATION(S)                OVERSEEN BY        HELD BY
    AND AGE 1            TRUST         SERVED 2                 DURING PAST FIVE YEARS                BOARD MEMBER 3     TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

Irwin G. Barnet       Trustee         Since 1999     Attorney and partner at Reed Smith LLP,                 16            None
Age: 68                                              a law firm (January 2003-Present); attorney
                                                     and a principal of Crosby, Heafey, Roach &
                                                     May, a law firm (September 2000-December
                                                     2002); attorney and principal of Sanders,
                                                     Barnet, Goldman, Simons & Mosk, a law firm
                                                     prior to September, 2000.
------------------------------------------------------------------------------------------------------------------------------------
Victor Meschures      Trustee         Since 1999     Certified Public Accountant with Meschures,             16            None
Age: 68                                              Campeas, Thompson, Snyder and Pariser, LLP,
                                                     an accounting firm.
------------------------------------------------------------------------------------------------------------------------------------
William R. Sweet      Trustee         Since 1999     Retired.                                                16            None
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
James R. Wolford      Trustee         Since 1999     Chief Financial Officer, Bixby Land Company,            16            None
Age: 52                                              a real estate company (September, 2004-Present);
                                                     Regional Financial Officer, AIMCO, a real estate
                                                     investment trust (January, 2004- September,
                                                     2004); Chief Financial Officer, DBM Group, a
                                                     direct mail marketing company (August, 2001-
                                                     January, 2004); Senior Vice President and Chief
                                                     Operating Officer, Forecast Commercial Real
                                                     Estate Service, Inc. (January, 2000- August,
                                                     2001); Senior Vice President and Chief Financial
                                                     Officer, Bixby Ranch Company (1985- January,
                                                     2000).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Vernon C. Kozlen      President       Since 2000     Executive Vice President and Director of                N/A           N/A
City National Bank    and Chief                      Asset Management Development, City
400 N. Roxbury Dr.    Executive                      National Bank ("CNB") (1996-present);
Beverly Hills,        Officer                        Director, Reed, Conner & Birdwell, L.L.C.
CA 90210                                             (2000-present) and Convergent Capital
Age: 63                                              -Management, LLC (2003-present). Formerly,
                                                     Chairman of the Board, City National Asset
                                                     Management, Inc. ("CNAM, Inc.") (2001- September
                                                     2005) and City National Securities, Inc. ("CNS")
                                                     (1999-September 2005); and Director, CNAM, Inc.
                                                     (2001-April 2006) and CNS (1999-April 2006).
------------------------------------------------------------------------------------------------------------------------------------
Rodney J. Olea        Vice President  Since 2000     Senior Vice President, City National Asset              N/A           N/A
City National Bank                                   Management, Inc. (2001-Present);
Senior Vice                                          President and Director of Fixed Income of
400 N. Roxbury Dr.                                   City National Bank (1994-Present).
Beverly Hills, CA
90210
Age: 41
------------------------------------------------------------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 79
board members and officers  (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2006. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Board Members and Officers. The SAI may be obtained without charge by calling 1-800-708-8881.

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                                          NUMBER OF
                                        OFFICE                                                        PORTFOLIOS IN
                                         AND                                                           CNI CHARTER         OTHER
      NAME            POSITION(S)     LENGTH OF                                                       FUNDS COMPLEX    DIRECTORSHIPS
    ADDRESS,           HELD WITH         TIME                   PRINCIPAL OCCUPATION(S)                OVERSEEN BY        HELD BY
    AND AGE 1            TRUST         SERVED 2                 DURING PAST FIVE YEARS                BOARD MEMBER 3     TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Richard A. Weiss      Vice President  Since 2000     President, CNAM, Inc. (2001-Present);                  N/A            N/A
City National Bank    and                            Executive Vice President and Chief
400 N. Roxbury Dr.,   Assistant                      Investment Officer, CNB (1999-Present);
Beverly Hills, CA     Secretary                      Director, City National Securities
90210                                                (April 2003-present). Formerly,
Age: 46                                              Executive Vice President and Chief
                                                     Investment Officer, Sanwa Bank
                                                     California (1994-1999).
------------------------------------------------------------------------------------------------------------------------------------
Valerie Y. Lewis      Vice President  Since 2005     Chief Compliance Officer, CNAM, Inc.                   N/A            N/A
City National Bank    and Chief                      (August, 2005- Present). Formerly, Fund
400 N. Roxbury Dr.    Compliance                     Boards Specialist - Assistant Secretary,
Beverly Hills,        Officer                        Capital Research and Management
CA 90210                                             Company and Capital International,
Age: 50                                              Inc. (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt     Controller and  Since 2005     SEI Investments, Director of Fund                      N/A            N/A
SEI Investments       Chief                          Accounting, (2004-Present). Formerly,
One Freedom           Operating                      Manager of Fund Accounting
Valley Drive          Officer                        (1999-2004).
Oaks, PA 19456
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Timothy Solberg       Vice President  Since 2005     Managing Director and Chief Investment                 N/A            N/A
109 S. Lasalle Street and Assistant                  Officer, CCMA (2001-Present).
Suite 2800            Secretary                      Formerly, Director of Marketing and
Chicago, IL 60603                                    Client Services, Hewitt Investment
Age: 53                                              Group, a Division of Hewitt Associates
                                                     LLC (1989-2001).

--------------------
1 Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.

2 Each trustee shall hold office during the lifetime of this Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders is called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "CNI Charter Funds Complex" consists of all registered investment companies for which City National Asset Management, Inc. serves as investment adviser. As of September 30, 2006, the CNI Charter Funds Complex consisted of 16 Funds.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                           CNI CHARTER FUNDS | PAGE 80

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                                          NUMBER OF
                                        OFFICE                                                        PORTFOLIOS IN
                                         AND                                                           CNI CHARTER         OTHER
      NAME            POSITION(S)     LENGTH OF                                                       FUNDS COMPLEX    DIRECTORSHIPS
    ADDRESS,           HELD WITH         TIME                   PRINCIPAL OCCUPATION(S)                OVERSEEN BY        HELD BY
    AND AGE 1            TRUST         SERVED 2                 DURING PAST FIVE YEARS                BOARD MEMBER 3     TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Timothy D. Barto      Vice President   Since 2000    Attorney, Vice President and Assistant                 N/A               N/A
One Freedom           and Assistant                  Secretary of SEI Investments (1999-
Valley Drive          Secretary                      Present); Vice President and Assistant
Oaks, PA 19456                                       Secretary of Administrator (1999-
Age: 38                                              Present); Officer of various investment
                                                     companies administered by Administrator
                                                     (1999-Present). Formerly, Assistant Secretary
                                                     of the Distributor (2003-2004);
                                                     Vice President of the Distributor
                                                     (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Phillip T. Masterson  Vice President   Since 2005    Attorney, employed by SEI Investments                  N/A               N/A
SEI Investments       and Assistant                  (August 2004-Present). Formerly, General
One Freedom           Secretary                      Counsel, Citco Mutual Fund Services
Valley Drive                                         (2003-2004); and Vice President and Associate
Oaks, PA 19456                                       Counsel, Oppenheimer Funds (1998-2003).
Age: 42
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye          Vice President   Since 2005    Attorney, Employed by SEI Investments                  N/A               N/A
SEI Investments       and Assistant                  Company (2004-Present). Formerly, Vice President,
One Freedom           Secretary                      Deutsche Asset Management (2003-2004);
Valley Drive                                         Associate, Morgan Lewis & Bockius LLP
Oaks, PA 19456                                       (2000-2003); and Assistant Vice President,
Age: 38                                              ING Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala       Vice President   Since 2005    Vice President and Assistant Secretary                 N/A               N/A
SEI Investments       and Assistant                  of SEI Investments Fund Management
One Freedom           Secretary                      (2005-present). Formerly, Compliance Officer
Valley Drive                                         of SEI Investments (2001-2004); and Account
Oaks, PA 19456                                       and Product Consultant, SEI Private
Age: 32                                              Trust Company (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang       Vice President   Since 2005    Attorney, Employed by SEI Investments                  N/A               N/A
SEI Investments       and Assistant                  Company (January 2005). Formerly, Counsel,
One Freedom           Secretary                      Caledonian Bank & Trust's Mutual Funds
Valley Drive                                         Group (2004-2005); Counsel, Permal
Oaks, PA 19456                                       Asset Management (2001-2004); Associate,
Age: 34                                              Schulte, Roth & Zabel's Investment
                                                     Management Group (2000-2001); and Staff
                                                     Attorney, U.S. SEC's Division of
                                                     Enforcement, Northeast Regional Office
                                                     (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 81
notice to shareholders  (UNAUDITED)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

For shareholders that do not have a September 30, 2006 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2006 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2006, California Tax Exempt Bond Fund and California Tax Exempt Money Market Fund designate 100% and 100%, respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2006 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                                (E)            (F)
                                                                                             DIVIDENDS     QUALIFYING
                                    (A)             (B)                                     QUALIFYING      DIVIDEND
                       RETURN     LONG TERM      ORDINARY         (C)           (D)        FOR CORPORATE     INCOME
                         OF     CAPITAL GAIN      INCOME      TAX EXEMPT       TOTAL      DIVIDENDS REC.    (15% RATE
                       CAPITAL  DISTRIBUTIONS  DISTRIBUTIONS   INTEREST    DISTRIBUTIONS   DEDUCTION(1)    FOR QDI)(2)
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Equity Fund            0%        78%            22%            0%           100%           100%            100%
Large Cap Growth
   Equity Fund            0%         0%           100%            0%           100%           100%            100%
RCB Small Cap
   Value Fund             0%        94%             6%            0%           100%           100%            100%
Technology Growth
   Fund                   1%         0%            99%            0%           100%           100%            100%
Corporate Bond
   Fund                   0%         0%           100%            0%           100%             0%              0%
Government Bond
   Fund                   0%         0%           100%            0%           100%             0%              0%
California Tax Exempt
   Bond Fund              0%         9%             3%           88%           100%             0%              0%
High Yield Bond Fund      0%         0%           100%            0%           100%             0%              0%
Prime Money Market
   Fund                   0%         0%           100%            0%           100%             0%              0%
Government Money
   Market Fund            0%         0%           100%            0%           100%             0%              0%
California Tax Exempt
   Money Market Fund      0%         0%             0%          100%           100%             0%              0%
-----------------------------------------------------------------------------------------------------------------------

                           (G)          (H)            (I)
                          U.S.       QUALIFIED      QUALIFIED
                       GOVERNMENT     INTEREST      SHORT-TERM
                       INTEREST (3)  INCOME (4)  CAPITAL GAIN (5)
------------------------------------------------------------------
Large Cap Value
   Equity Fund           0.75%          0.86%         0.00%
Large Cap Growth
   Equity Fund           0.00%          0.00%         0.00%
RCB Small Cap
   Value Fund            0.00%          0.14%         0.00%
Technology Growth
   Fund                  0.00%          0.00%         0.00%
Corporate Bond
   Fund                  3.01%         92.45%         0.00%
Government Bond
   Fund                 36.41%         93.93%         0.00%
California Tax Exempt
   Bond Fund             0.00%         92.43%         0.00%
High Yield Bond Fund     0.00%         91.71%         0.00%
Prime Money Market
   Fund                  7.26%         95.10%         0.00%
Government Money
   Market Fund          22.21%         94.25%       100.00%
California Tax Exempt
   Money Market Fund     0.00%         94.43%         0.00%
------------------------------------------------------------------

(1) "DIVIDENDS RECEIVED DEDUCTION" REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) "QUALIFYING DIVIDEND INCOME" REPRESENT QUALIFYING DIVIDENDS AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003. IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAX AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENT THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) "QUALIFIED INTEREST INCOME" REPRESENT QUALIFYING INTEREST THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004.

(5) "QUALIFIED SHORT-TERM CAPITAL GAIN" REPRESENT QUALIFYING SHORT-TERM CAPITAL GAIN THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004.

ITEMS (A), (B), ( C) AND (D) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.

ITEMS (E) AND (F) ARE BASED ON THE PERCENTAGE OF "ORDINARY INCOME
DISTRIBUTIONS."

ITEM (G) IS BASED ON THE PERCENTAGE OF GROSS INCOME OF EACH FUND.

ITEM (H) IS BASED ON THE PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS.

ITEM (I) IS BASED ON THE PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS.


                           CNI CHARTER FUNDS | PAGE 82
disclosure of fund expenses (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of the Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                             VALUE          VALUE         EXPENSE       DURING
                             4/1/06        9/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,054.20           0.97%       $5.00
Class A                   1,000.00       1,053.00           1.22%        6.28

HYPOTHETICAL 5% RETURN
Institutional Class       1,000.00      $1,020.21           0.97%       $4.91
Class A                   1,000.00       1,018.95           1.22%        6.17

                          BEGINNING       ENDING                      EXPENSES
                           ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                            VALUE          VALUE         EXPENSE       DURING
                            4/1/06        9/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,012.20           0.99%       $4.99
Class A                   1,000.00       1,012.40           1.24%        6.26

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,020.10           0.99%       $5.01
Class A                   1,000.00       1,018.85           1.24%        6.28

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 83
disclosure of fund expenses (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                          BEGINNING       ENDING                      EXPENSES
                           ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                            VALUE          VALUE         EXPENSE       DURING
                            4/1/06        9/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $  976.80           1.21%       $6.00
Class A                   1,000.00         975.60           1.46%        7.23
Class R                   1,000.00         975.60           1.46%        7.23

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,019.00           1.21%       $6.12
Class A                   1,000.00       1,017.75           1.46%        7.38
Class R                   1,000.00       1,017.75           1.46%        7.38
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $  981.70           1.13%       $5.61
Class A                   1,000.00         979.20           1.43%        7.10

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,019.40           1.13%       $5.72
Class A                   1,000.00       1,017.90           1.43%        7.23
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,032.60           0.75%       $3.82
Class A                   1,000.00       1,030.30           1.00%        5.09

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,021.31           0.75%       $3.80
Class A                   1,000.00       1,020.05           1.00%        5.06
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,028.00           0.70%       $3.56
Class A                   1,000.00       1,025.70           0.94%        4.77

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,021.56           0.70%       $3.55
Class A                   1,000.00       1,020.36           0.94%        4.76
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,027.70           0.50%       $2.54
Class A                   1,000.00       1,025.30           0.75%        3.81

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,022.56           0.50%       $2.54
Class A                   1,000.00       1,021.31           0.75%        3.80

                          BEGINNING       ENDING                      EXPENSES
                           ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                            VALUE          VALUE         EXPENSE       DURING
                            4/1/06        9/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,031.60           1.00%       $5.09
Class A                   1,000.00       1,030.10           1.30%        6.62

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,020.05           1.00%       $5.06
Class A                   1,000.00       1,018.55           1.30%        6.58
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,023.00           0.60%       $3.04
Class A                   1,000.00       1,021.80           0.82%        4.16
Class S                   1,000.00       1,020.80           1.01%        5.12

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,022.06           0.60%       $3.04
Class A                   1,000.00       1,020.96           0.82%        4.15
Class S                   1,000.00       1,020.00           1.01%        5.11
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,022.50           0.60%       $3.04
Class A                   1,000.00       1,021.40           0.82%        4.16
Class S                   1,000.00       1,020.40           1.02%        5.12

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,022.06           0.60%       $3.04
Class A                   1,000.00       1,020.96           0.82%        4.15
Class S                   1,000.00       1,019.95           1.02%        5.16
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00      $1,014.40           0.55%       $2.78
Class A                   1,000.00       1,013.20           0.78%        3.94
Class S                   1,000.00       1,012.20           0.98%        4.94

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00      $1,022.31           0.55%       $2.79
Class A                   1,000.00       1,021.16           0.78%        3.95
Class S                   1,000.00       1,020.16           0.98%        4.96

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 84
approval of investment advisory agreements  (UNAUDITED)

--------------------------------------------------------------------------------

The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of four Trustees, all of whom are independent of the Trust's investment advisers and sub-advisers. During the six months ended September 30, 2006, the Board of Trustees approved new sub-advisory agreements (the "Agreements") between CCM Advisors, LLC ("CCMA") and each of AMBS Investment Counsel, LLC ("AMBS") and SKBA Capital Management, LLC ("SKBA") with respect to portions of the AHA Diversified Equity Fund (the "Fund").

The following information summarizes the Board's considerations associated with its approval of each of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each Agreement was considered separately. As described below, the Board considered the nature, quality and extent of the various investment advisory services to be performed by AMBS and SKBA. In considering these matters, the Board discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CCMA, AMBS or SKBA were present.

The Board reviewed extensive materials regarding AMBS' and SKBA's investment results, advisory fee comparisons, financial and profitability information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. In deciding to approve each Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

NATURE, EXTENT AND QUALITY OF SERVICES

In connection with its review of the proposed AMBS and SKBA sub-advisory agreements, the Board considered a variety of matters including the background, education and experience of the proposed sub-advisers' key portfolio management and operational personnel; their overall financial strength and stability; their regulatory compliance systems and procedures; their resources and ability to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of their organizations. The Board also reviewed the proposed sub-advisers' investment philosophies and processes as well as their brokerage, trading and soft dollar practices. The Board noted that AMBS had not previously provided investment advisory services to mutual funds, but concluded that providing sub-advisory services to the Fund would not involve operational difficulties with which AMBS could not successfully cope. The Board noted that it was familiar with SKBA's performance as a result of its services as sub-adviser to the AHA Socially Responsible Fund series of the Trust.

INVESTMENT PERFORMANCE

The Board reviewed information regarding the historical performance of AMBS' separate accounts, noting that the performance of AMBS' large cap value product was in the top quartile of performance of investment advisers in the PSN Large Cap Value Universe (published by Informa Investment Solutions, Inc., a third-party supplier of investment manager separate account database information) for the three- and five-year periods ended March 31, 2006, and that it had significantly outperformed the Russell 1000 Value Index, which is the benchmark for the portion of the Fund proposed to be allocated to AMBS, for those periods.

The Board also reviewed information regarding the historical performance of SKBA's separate accounts, noting that the performance of SKBA's large cap value product was in the top quartile of performance of investment advisers in the PSN Large Cap Value Universe for the three- and five-year periods ended March 31, 2006, and that it had significantly outperformed the Russell 1000 Value Index, which is the benchmark for the portion of the Fund proposed to be allocated to SKBA, for those periods.

The Board also reviewed information regarding the process by which CCMA selected AMBS and SKBA from an initial field of over 300 large cap value investment advisers, including performance and risk factor information for nine semi-finalists in the search. In addition, the Board considered information presented by CCMA indicating the hypothetical performance of a model portfolio consisting of portions managed by AMBS, SKBA and Freeman Associates Investment Management LLC ("Freeman"), the sub-adviser to the remaining portion of the Fund. The model portfolio was based


                           CNI CHARTER FUNDS | PAGE 85
approval of investment advisory agreements  (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

on Freeman's actual performance in advising a portion of the Fund and historical performance composites of separate accounts managed by AMBS and SKBA using substantially similar investment objectives, policies and strategies as those it proposed to use in managing portions of the Fund. The Board noted that the hypothetical performance of this combination of managers outperformed the Fund's benchmark for the most quarters, during the three- and five-year time periods reviewed. The Board further noted that this hypothetical performance was better than the performance of five other model portfolios, each of which consisted of portions managed by Freeman and one of the five finalists in the search (including model portfolios with portions managed by Freeman and SKBA, and by Freeman and AMBS).

ADVISORY FEES AND FUND EXPENSES

The Board also reviewed information regarding the advisory fees proposed to be charged under the AMBS and SKBA sub-advisory agreements, noting that AMBS and SKBA would be charging the same fees as those currently charged by the existing sub-adviser to the portion of the Fund to be managed by AMBS and SKBA, and that such fees are lower than AMBS' and SKBA's standard fee schedules for institutional clients. The Board noted that CCMA pays the Fund's sub-advisory fees out of CCMA's advisory fee, and that the Fund's asset levels were not so substantial that they could lead to significant economies of scale.

The Board also considered information prepared by AMBS relating to its projected costs and profits with respect to the Fund. They noted that SKBA was unable to provide an estimation of the profitability of its proposed relationship with the Fund. However, the Board determined that such profitability was likely to be reasonable based on the low fee rate proposed to be charged by SKBA to CCMA with respect to the Fund. The Board recognized that AMBS and SKBA would not receive benefits other than investment advisory fees as a result of their relationships with the Fund, except the intangible benefits of any favorable publicity arising in connection with the Fund's performance. The Board noted, however, that City National Bank and City National Securities, Inc., which are affiliates of AMBS and SKBA, receive benefits in the form of fees paid for providing certain shareholder servicing and sub-distribution services to the Trust.

CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that each of the proposed AMBS and SKBA sub-advisory agreements represents fair and reasonable compensation in light of the nature and quality of the services to be provided by AMBS and SKBA, respectively, to the Fund and its shareholders, and that approval of each sub-advisory agreement is in the best interest of both the Fund and its shareholders.

SHAREHOLDER APPROVAL

Because AMBS and SKBA are affiliated with CCMA, they are not covered under an exemption order issued to the Trust by the Securities and Exchange Commission which permits the Trust's advisers to hire and terminate sub-advisers without shareholder approval. Upon the Board's approval of the appointments of AMBS and SKBA, the officers of the Trust called a meeting of Fund shareholders on September 25, 2006, at which time the shareholders of the Fund approved the appointments of AMBS and SKBA.


                           CNI CHARTER FUNDS | PAGE 86
notes

--------------------------------------------------------------------------------
notes

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THANK YOU

for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

--------------------------------------------------------------------------------

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.


                                         CNI CHARTER FUNDS(SM) [LOGO OMITTED](R)

                                                                 CNI-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2006                                                   2005
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(a)     Audit      $285,500          N/A               N/A                 $221,500        N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(b)     Audit-     $0                N/A               N/A                 $0              N/A               N/A
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(c)     Tax        $60,000           N/A               N/A               $41,000           N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(d)     All        N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2006             2005
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A

                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A

                ---------------------------- ----------------- ----------------


(f)      Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $60,000 and $41,000 for 2006 and 2005, respectively.

(h)      Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CNI Charter Funds

By (Signature and Title)*                /s/ Vern Kozlen
                                         ---------------------------------------
                                         Vern Kozlen, President & CEO

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Vern Kozlen
                                         ---------------------------------------
                                         Vern Kozlen, President & CEO

Date November 27, 2006

By (Signature and Title)*                /s/ Eric Kleinschmidt
                                         ---------------------------------------
                                         Eric Kleinschmidt, Controller and COO

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.